UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Gregory B. McShea

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: April 30

Date of Reporting Period: Quarter ended January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

MTB U.S. TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

Description	Par Value	Value
U.S. GOVERNMENT AGENCY & OBLIGATIONS—48.3%
U.S. TREASURY BILLS—45.7%
U.S. Cash Management Bills (2)
0.07%, 4/01/10	$25,000,000	$24,997,336
0.13%, 7/15/10	50,000,000	49,970,389
U.S. Treasury Bills (2)
0.08%, 2/11/10	50,000,000	49,998,889
0.09%, 3/18/10	50,000,000	49,994,688
0.12%, 6/03/10	25,000,000	24,990,257
0.16%, 5/13/10	25,000,000	24,989,128
0.17%, 7/08/10	50,000,000	49,964,021
0.21%, 4/08/10	100,000,000	99,976,625
0.26%, 8/26/10	25,000,000	24,963,521
0.38%, 7/01/10	50,000,000	49,920,833

Total U.S. Treasury Bills		449,765,687

U.S. TREASURY NOTE—2.6%
U.S. Treasury Note 2.13%, 4/30/10	25,000,000	25,095,984

Total U.S. Government Agency & Obligations (Cost $474,861,671)		474,861,671

REPURCHASE AGREEMENTS—51.7%
Interest in $150,000,000 repurchase agreement 0.10%, dated 1/29/10 under which Deutsche Bank will repurchase U.S. Government securities with various maturities from 2/15/12 to 11/15/21 for $150,001,250 on 2/01/10. The market value of the underlying securities at the end of the period was $151,500,000.	150,000,000	150,000,000
Interest in $179,000,000 repurchase agreement 0.10%, dated 1/29/10 under which Barclays Bank will repurchase a U.S. Government security maturing on 1/31/14 for $179,001,492 on 2/01/10. The market value of the underlying security at the end of the period was $180,790,088.	179,000,000	179,000,000
Interest in $180,000,000 repurchase agreement 0.10%, dated 1/29/10 under which Morgan Stanley, Inc. will repurchase U.S. Government securities with various maturities from 11/15/10 to 11/30/10 for $180,001,500 on 2/01/10. The market value of the underlying securities at the end of the period was $182,117,672.	180,000,000	180,000,000

Total Repurchase Agreements (Cost $509,000,000)		509,000,000

Total Investments—100.0% (Cost $983,861,671)		983,861,671
Other Liabilities Less Assets—0.0% **		(125,681)

Total Net Assets—100.0%		$983,735,990

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
U.S. Government Agency & Obligations	$—	$474,861,671	$—	$474,861,671
Repurchase Agreements	—	509,000,000	—	509,000,000

Total	$—	$983,861,671	$—	$983,861,671

MTB U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

Description	Par Value	Value
COMMERCIAL PAPER—19.6% (4)
ASSET-BACKED SECURITIES—19.6%
Straight-A Funding LLC (6,7)
0.11%, 2/05/10	$50,000,000	$49,999,389
0.15%, 3/09/10	50,088,000	50,080,487
0.17%, 4/06/10	50,000,000	49,984,889
0.17%, 4/12/10	26,032,000	26,023,395
0.17%, 4/19/10	75,000,000	74,972,729
0.17%, 4/22/10	50,510,000	50,490,918
0.18%, 3/01/10	39,000,000	38,994,540
0.18%, 3/15/10	100,000,000	99,979,000

Total Asset-Backed Securities		440,525,347

Total Commercial Paper (Cost $440,525,347)		440,525,347

U.S. GOVERNMENT AGENCY & OBLIGATIONS—57.9%
FEDERAL FARM CREDIT BANK FFCB)—11.1%
0.23%, 2/02/10 (1)	125,000,000	125,000,000
0.71%, 2/17/11 (1)	125,000,000	124,986,952

Total Federal Farm Credit Bank (FFCB)		249,986,952

FEDERAL HOME LOAN BANK (FHLB)—15.6%
0.58%, 2/24/10	125,000,000	125,000,000
2.63%, 3/12/10	125,000,000	125,302,250
4.50%, 6/22/10	50,000,000	50,817,889
Discount Notes,
0.18%, 7/09/10 (2)	50,000,000	49,960,500

Total Federal Home Loan Bank (FHLB)		351,080,639

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—21.2%
0.08%, 4/05/10 (2)	100,000,000	99,986,000
0.16%, 4/12/10 (2)	125,000,000	124,961,111
0.20%, 8/03/10 (2)	50,000,000	49,949,167
0.24%, 4/19/10 (2)	100,000,000	99,948,667
0.30%, 4/30/10 (1)	100,000,000	100,000,000

Total Federal Home Loan Mortgage Corporation (FHLMC)		474,844,945

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—10.0%
0.12%, 7/01/10 (2)	100,000,000	99,950,000
0.17%, 4/28/10 (2)	125,000,000	124,949,236

Total Federal National Mortgage Association (FNMA)		224,899,236

Total U.S. Government Agency & Obligations (Cost $1,300,811,772)		1,300,811,772

REPURCHASE AGREEMENTS—22.4%
Interest in $214,000,000 repurchase agreement 0.11%, dated 1/29/10 under which Barclays Bank will repurchase a U.S. Government security maturing on 1/19/12 for $214,001,962 on 2/01/10. The market value of the underlying security at the end of the period was $216,140,158.	214,000,000	214,000,000
Interest in $290,000,000 repurchase agreement 0.11%, dated 1/29/10 under which Deutsche Bank will repurchase U.S. Government securities with various maturities from 9/14/12 to 6/02/14 for $290,002,658 on 2/01/10. The market value of the underlying securities at the end of the period was $292,900,860.	290,000,000	290,000,000

Total Repurchase Agreements (Cost $504,000,000)		504,000,000

Total Investments—99.9% (Cost $2,245,337,119)		2,245,337,119
Other Assets Less Liabilities—0.1%		1,728,258

Total Net Assets—100.0%		$2,247,065,377

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Commercial Paper	$—	$440,525,347	$—	$440,525,347
U.S. Government Agency & Obligations	—	1,300,811,772	—	1,300,811,772
Repurchase Agreements	—	504,000,000	—	504,000,000

Total	$—	$2,245,337,119	$—	$2,245,337,119

MTB TAX-FREE MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

Description	Par Value	Value
COMMERCIAL PAPER—5.1% (4)
MARYLAND—1.8%
Johns Hopkins University
0.30%, 2/01/10 (6,7)	$3,000,000	$3,000,000
PENNSYLVANIA—3.3%
Montgomery County, PA, IDA, (BNP Paribas, LOC), Mandatory Tender
0.35%, 3/02/10	5,460,000	5,460,000

Total Commercial Paper (Cost $8,460,000)		8,460,000

MUNICIPAL BONDS—24.1%
ILLINOIS—3.0%
Illinois State, CTFS, GO Unlimited Notes
4.00%, 4/26/10	5,000,000	5,033,010

MASSACHUSETTS—1.1%
Town of Stoughton, MA, GO Limited Notes, BANs
2.50%, 5/14/10	1,785,000	1,791,652

MICHIGAN—1.2%
Michigan Municipal Bond Authority, State Aid Revenue Notes, (Series C-1)
3.00%, 8/20/10	2,000,000	2,017,282

NEW YORK—13.6%
Gilbertsville-Mount Upton Central School District, NY, GO Unlimited, Refunding Notes, BANs, (State Aid Withholding)
2.25%, 6/30/10	1,960,000	1,967,915
Irondequoit, NY, GO Unlimited Notes, BANs, (Series A)
1.25%, 12/17/10	2,700,000	2,712,884
Long Island Power Authority, NY, Electric System Revenue, (Series E) Weekly VRDNs, (FSA, LOC)/(Dexia Credit Local, LOC)
0.20%, 2/03/10	1,000,000	1,000,000
Patchogue-Medford Union Free School District, NY, GO Unlimited Notes, TANs, (State Aid Withholdings)
1.50%, 6/28/10	4,000,000	4,008,820
Rockland County, NY, GO Unlimited Notes, TANs
2.00%, 3/09/10	5,000,000	5,004,139
Rockland County, NY, GO Unlimited Refunding Notes, BANs
2.00%, 9/02/10	1,250,000	1,257,943
Silver Creek Central School District, NY, GO Unlimited Refunding Notes, BANs, (State Aid Withholding)
1.50%, 6/17/10	5,000,000	5,016,838
Unadilla Valley Central School District, NY, GO Unlimited Refunding Bonds, (AMG State Aid Withholding)
3.00%, 6/15/10	1,615,000	1,629,505

Total New York		22,598,044

OHIO—2.5%
Archbold Village, OH, GO Limited Notes, BANs
2.50%, 5/19/10	4,200,000	4,218,284

PENNSYLVANIA—2.0%
Allegheny County, PA, IDA, Revenue Bonds, Mandatory Tender, (Animal Friends, Inc. Project)/(PNC Bank N.A., LOC)
1.35%, 7/01/25	2,000,000	2,000,000

Lancaster County Solid Waste Management Authority, PA, Resource Recovery System, Refunding Revenue Bonds, AMT, (Series A)
2.00%, 12/15/10 (5)	1,245,000	1,248,200

Total Pennsylvania		3,248,200

WISCONSIN—0.7%
Fond Du Lac, WI, Waterworks Revenue Notes, BANs
3.50%, 3/01/10	1,115,000	1,116,684

Total Municipal Bonds (Cost $40,023,156)		40,023,156

SHORT-TERM MUNICIPAL BONDS—70.3% (3)
ALABAMA—3.6%
Mobile, AL, IDB, (Series B) Weekly VRDNs, Dock & Wharf Revenue (Holnam, Inc.)/(Wachovia Bank N.A., LOC)
0.16%, 2/03/10	4,000,000	4,000,000
Montgomery AL, IDB, Pollution Control & Solid Waste Discount Note, Refunding Revenue Bonds, Daily VRDNs, (General Electric Company)
0.20%, 2/01/10	2,000,000	2,000,000

Total Alabama		6,000,000

ALASKA—0.7%
Valdez Alaska Marine Term, Refunding Revenue Bonds, Daily VRDNs, (Exxon Mobile Corporation)
0.16%, 2/01/10	1,100,000	1,100,000

COLORADO—3.9%
Colorado Educational & Cultural Facilities Authority, CO, Revenue Bonds, (Series C-5) Daily VRDNs, (Milwaukee Jewish Foundation, Inc.)/(U.S. Bank NA, LOC)
0.23%, 2/01/10	2,500,000	2,500,000
Colorado Health Facilities Authority, CO, Revenue Bonds, Weekly VRDNs, (Exempla, Inc.)/(U.S. Bank NA, LOC)
0.16%, 2/03/10	3,900,000	3,900,000

Total Colorado		6,400,000

CONNECTICUT—1.1%

Connecticut State, Health & Educational Facility Authority, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (Bradley Health Care, Inc.)/(Central Connecticut Senior Care, Inc.)/(Fleet National Bank CT, LOC)

0.16%, 2/03/10	1,800,000	1,800,000

GEORGIA—2.8%
De Kalb County, GA, MFH, Winterscreek Apartments, Weekly VRDNs, (FNMA COL)
0.23%, 2/03/10	2,600,000	2,600,000
Putnam County, GA, Development Authority Pollution Control, Revenue Bonds, Daily VRDNs, (Georgia Power Plant)
0.17%, 2/01/10	2,000,000	2,000,000

Total Georgia		4,600,000

INDIANA—0.7%
Hammond, IN, Pollution Control Revenue Bonds, Daily VRDNs, (Amoco Oil Co.)/(Obligated Group)
0.18%, 2/01/10	1,220,000	1,220,000

MARYLAND—3.6%
Maryland State, Health & Higher Educational Facilities Authority, (Series D), Weekly VRDNs, (Bank of America N.A., LOC)
0.21%, 2/04/10	901,000	901,000
Maryland State, Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (GO of INSTN)/(JP Morgan Chase, LOC)/(Pooled Loan Program)
0.17%, 2/03/10	1,700,000	1,700,000
Montgomery County, MD, Housing Opportunities Commission, Multi-Purpose Revenue Bonds, (Series A) Weekly VRDNs, (PNC Bank N.A., LOC)
0.19%, 2/04/10	3,340,000	3,340,000

Total Maryland		5,941,000

MASSACHUSETTS—2.4%
Massachusetts Health & Educational Facilities Authority, Capital Asset Program, Revenue Bonds, (Series M-2) Weekly VRDNs, (Fleet National Bank, LOC)
0.19%, 2/03/10	4,000,000	4,000,000

MISSISSIPPI—1.8%
Jackson County, MS, Port Facilities Refunding Revenue Bonds, Daily VRDNs, (Chevron Corp.)
0.16%, 2/01/10	3,000,000	3,000,000

NEVADA—3.0%
Nevada Housing Division, NV, Multi-Unit Housing Revenue Bonds, AMT, (Series K) Weekly VRDNs, (U.S. Bank N.A./Federal Home Loan Bank, LOC)
0.35%, 2/04/10 (5)	2,000,000	2,000,000
Nevada Housing Division, Revenue Bonds, AMT, Weekly VRDNs, (Multi-Unit-Fremont Meadows)/(Federal Home Loan Bank, LOC)
0.35%, 2/04/10 (5)	3,015,000	3,015,000

Total Nevada		5,015,000

NEW HAMPSHIRE—2.2%
New Hampshire, HEFA, Refunding Revenue Bonds, Weekly VRDNs, (Dartmouth College)/(JP Morgan Chase Bank)
0.22%, 2/03/10	3,725,000	3,725,000

NEW YORK—4.0%
New York City, NY, GO Bonds, (Subseries A-6) Weekly VRDNs, (Landesbank Baden Wurtemburgh, LOC)
0.17%, 2/03/10	1,300,000	1,300,000
New York City, NY, GO Bonds, (Subseries A-4) Daily VRDNs, (Landesbank Baden Wurttemburgh, LOC)
0.21%, 2/01/10	500,000	500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, (Series F-2) Weekly VRDNs, (JP Morgan Chase Bank)
0.17%, 2/03/10	2,475,000	2,475,000
New York City, NY, Transitional Finance Authority, (Series A-2) Weekly VRDNs, (Bank of Nova Scotia)
0.20%, 2/03/10	1,200,000	1,200,000
New York State, Local Government Assistance Corp., Revenue Bonds, (Series G) Weekly VRDNs, (Bank of Nova Scotia, LOC)
0.15%, 2/03/10	1,000,000	1,000,000

Total New York		6,475,000

NORTH CAROLINA—2.2%
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds, Weekly VRDNs, (Peace College of Raleigh)/(Wachovia Bank N.A., LOC)
0.18%, 2/04/10	3,650,000	3,650,000

OHIO—5.2%
Franklin County, OH, Hospital Refunding Revenue Bonds, (Series C) Weekly VRDNs, (U.S. Bank NA, LOC)/(U.S. Health Corp.)
0.17%, 2/04/10	1,630,000	1,630,000
Franklin County, OH, Refunding Revenue Bonds, (Series A), Weekly VRDNs, (Ohiohealth Corporation)/(Landesbank Hessen-Thuringen)
0.20%, 2/03/10	5,000,000	5,000,000
Geauga County, OH, Revenue Bonds, (Series B) Daily VRDNs, (South Franklin Circle)/(Keybank N.A., LOC)
0.22%, 2/01/10	2,000,000	2,000,000

Total Ohio		8,630,000

OREGON—0.6%
Oregon State, Health Housing Educational & Cultural Facilities Authority, Revenue Bonds, (Series A) Weekly VRDNs, (Assumption Village LLC)/ (Keybank N.A., LOC)
0.34%, 2/04/10	1,000,000	1,000,000

PENNSYLVANIA—22.8%
Allentown, PA, Commercial and IDA, Daily VRDNs, (Diocese of Allentown)/(Wachovia Bank N.A., LOC)
0.21%, 2/01/10	1,000,000	1,000,000

Delaware County , PA, IDA, (Series G) Weekly VRDNs, (General Electric Co.(GTD))
0.16%, 2/03/10	1,075,000	1,075,000
Erie County, PA, Hospital Authority, Health Facility Refunding Revenue Bonds, (Series B) Weekly VRDNs, (St. Mary’s Home of Erie)/(Bank of America N.A., LOC)
0.26%, 2/03/10	3,135,000	3,135,000
Erie County, PA, Hospital Authority, Refunding Revenue Bonds, Daily VRDNs, (Hamot Health Foundation)/(PNC Bank N.A., LOC)
0.19%, 2/01/10	1,250,000	1,250,000
Hanover County Economic Development Authority, PA, Refunding Revenue Bonds, (Series D-2) Weekly VRDNs, (Bon Secours Health)/(U.S. Bank NA, LOC)
0.16%, 2/03/10	1,000,000	1,000,000
Hazleton Area IDA, PA, Revenue Bonds, Weekly VRDNs, (MMI Preparatory School)/(PNC Bank N.A., LOC)
0.19%, 2/04/10	1,000,000	1,000,000
New Castle, PA, Area Hospital Authority, Hospital Refunding Revenue Bonds, Weekly VRDNs, (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank N.A.)
0.20%, 2/03/10	2,610,000	2,610,000
Northampton County, PA, Higher Education Authority, Revenue Bonds, (Series A) Weekly VRDNs, (Lehigh University)/(Wachovia Bank N.A.)
0.20%, 2/04/10	3,000,000	3,000,000
Pennsylvania State, Higher Education Facilities Authority, Revenue Bonds, (Series B) Weekly VRDNs, (Drexel University)/(Landesbank Hessen-Thuringen, LOC)
0.24%, 2/04/10	5,645,000	5,645,000
Pennsylvania State, University Revenue Bonds, (Series A) Weekly VRDNs, (Pennsylvania State University)/(GO of University)/(West Deutsche Landesbank),
0.19%, 2/04/10	5,000,000	5,000,000
Pennsylvania, Economic Development Financing Authority, Manufacturing Facilities Revenue, Weekly VRDNs, AMT, (Dodge Realty Partners LP)/(PNC Bank, LOC)
0.24%, 2/04/10 (5)	2,900,000	2,900,000
Pennsylvania, Energy Development Authority, Revenue Bonds, AMT, Weekly VRDNs, (Edensburg Power Company)/(Landesbank Hessen-Thuringen, LOC)
0.23%, 2/03/10 (5)	2,400,000	2,400,000
Pittsburgh, PA, Water & Sewer Authority System, Refunding Revenue Bonds, (Series B-1) Weekly VRDNs, (FSA INS)/(JP Morgan Chase Bank)
0.20%, 2/04/10	5,500,000	5,500,000
Westmoreland County, PA, IDA, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (Excela Health)/(Wachovia Bank N.A., LOC)
0.19%, 2/04/10	685,000	685,000
Westmoreland County, PA, IDA, Revenue Bonds, (Series C) Weekly VRDNs, (Excela Health)/(Wachovia Bank N.A., LOC)
0.19%, 2/04/10	1,495,000	1,495,000

Total Pennsylvania		37,695,000

SOUTH CAROLINA—4.5%
Berkeley County, SC, Pollution Control Authority, Revenue Bonds, Daily VRDNs, (Amoco Chemical Co.)
0.18%, 2/01/10	2,950,000	2,950,000
North Charleston, SC, Certificate Participation, Refunding Bonds, Weekly VRDNs, (Public Facilities Convention)/(Bank of America N.A., LOC)
0.22%, 2/03/10	4,500,000	4,500,000

Total South Carolina		7,450,000

TENNESSEE—0.8%
Greeneville, TN, Industrial Development Board Refunding Revenue Bonds, Weekly VRDNs, (PET, Inc.)/(BNP Paribas, LOC)
0.22%, 2/04/10	1,285,000	1,285,000

UTAH—1.7%
Emery County, UT, Pollution Control Revenue, Weekly VRDNs, (Pacificorp)/(BNP Paribus, LOC)
0.25%, 2/03/10	1,800,000	1,800,000
Washington County-St. George Interlocal Agency, UT, Lease Refunding Revenue Bonds, Weekly VRDNs, (Bank of America N.A., LOC)
0.21%, 2/04/10	1,000,000	1,000,000

Total Utah		2,800,000

TEXAS—0.7%
Gulf Coast Waste Disposal Authority, TX, Pollution Control, Refunding Revenue Bonds, Daily VRDNs, (Exxon Mobil Corporation)
0.16%, 2/01/10	1,200,000	1,200,000

WYOMING—2.0%
Lincoln County, WY, Pollution Control Revenue Bonds, Daily VRDNs, (Exxon Mobil Corp)
0.16%, 2/01/10	3,300,000	3,300,000

Total Short-Term Municipal Bonds (Cost $116,286,000)		116,286,000

Total Investments—99.5% (Cost $164,769,156)		164,769,156
Other Assets Less Liabilities—0.5%		873,398

Total Net Assets—100.0%		$165,642,554

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Commercial Paper	$—	$8,460,000	$—	$8,460,000
Municipal Bonds	—	40,023,156	—	40,023,156
Short-Term Municipal Bonds	—	116,286,000	—	116,286,000

Total	$—	$164,769,156	$—	$164,769,156

MTB MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

Description	Par Value	Value
COMMERCIAL PAPER—60.6% (4)
ASSET-BACKED SECURITIES—27.7%
Atlantis One Funding Corp.
0.30%, 4/21/10 (6,7)	$45,000,000	$44,970,375
CAFCO LLC
0.32%, 7/07/10 (6,7)	40,000,000	39,944,533
Ciesco LLC
0.30%, 2/02/10 (6,7)	75,000,000	74,999,375
CRC Funding LLC
0.30%, 7/06/10 (6,7)	40,000,000	39,948,333
FCAR Owner Trust Series
I 0.30%, 2/18/10	75,000,000	74,989,375
Gemini Security Corp. LLC
0.18%, 4/07/10 (6,7)	73,000,000	72,976,275
Govco LLC
0.20%, 3/04/10 (6,7)	42,000,000	41,992,767
0.21%, 2/25/10 (6,7)	45,000,000	44,993,700
Straight-A Funding LLC
0.17%, 4/19/10 (6,7)	75,000,000	74,972,729

Total Asset-Backed Securities		509,787,462

BANK—2.7%
Toronto Dominion Holdings USA
0.30%, 5/17/10 (6,7)	50,000,000	49,956,250

DIVERSIFIED FINANCIAL SERVICES—6.8%
General Electric Capital Corp.
0.28%, 6/14/10	75,000,000	74,922,417
HSBC Finance Corp.
0.18%, 2/08/10	50,000,000	49,998,250

Total Diversified Financial Services		124,920,667

FINANCE-AUTO LOANS—2.7%
Toyota Motor Credit Corp.
0.21%, 3/16/10	50,000,000	49,987,458

FINANCIAL SERVICES—4.1%
Dexia Delaware LLC
0.22%, 2/11/10	75,000,000	74,995,417

MEDIA—3.2%
Walt Disney Co.
0.12%, 4/01/10	39,000,000	38,992,330
0.13%, 4/05/10	20,000,000	19,995,450

Total Media		58,987,780

OIL & GAS—4.1%
Chevron Funding Corp.
0.09%, 2/10/10	75,000,000	74,998,313

PHARMACEUTICALS—7.1%
Johnson & Johnson
0.08%, 2/01/10 (6,7)	45,000,000	45,000,000
0.24%, 8/09/10 (6,7)	40,000,000	39,949,600
Pfizer, Inc.
0.47%, 2/17/10 (6,7)	45,000,000	44,990,600

Total Pharmaceuticals		129,940,200

SOFTWARE—2.2%
Microsoft Corp.
0.18%, 7/15/10 (6,7)	40,000,000	39,967,200

Total Commercial Paper (Cost $1,113,540,747)		1,113,540,747

CORPORATE BONDS—10.1%
COMPUTERS—1.4%
Hewlett-Packard Co.
0.31%, 3/15/10 (1)	26,720,000	26,735,960

DIVERSIFIED FINANCIAL SERVICES—4.6%
American Honda Finance Corp.
0.31%, 2/24/10 (1),(6,7)	85,000,000	85,000,000

TELECOMMUNICATIONS—4.1%
AT&T, Inc.
0.38%, 2/05/10 (1)	75,000,000	75,001,319

Total Corporate Bonds (Cost $186,737,279)		186,737,279

U.S. GOVERNMENT AGENCY & OBLIGATIONS—18.0%
FEDERAL FARM CREDIT BANK (FFCB)—4.1%
0.23%, 2/02/10 (1)	75,000,000	75,000,000

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—13.9%
0.23%, 3/30/10 (1)	100,000,000	100,002,140
0.24%, 4/19/10 (2)	81,000,000	80,958,420
0.30%, 4/30/10 (1)	75,000,000	75,000,000

Total Federal Home Loan Mortgage Corporation (FHLMC)		255,960,560

Total U.S. Government Agency & Obligations (Cost $330,960,560)		330,960,560

REPURCHASE AGREEMENTS—11.3%
Interest in $103,000,000 repurchase agreement 0.11%, dated 1/29/10 under which Deutsche Bank will repurchase U.S. Government securities with various maturities from 11/05/12 to 3/15/16 for $103,000,944 on 2/01/10. The market value of the underlying securities at the end of the period was $104,030,000.	103,000,000	103,000,000
Interest in $105,000,000 repurchase agreement 0.11%, dated 1/29/10 under which Barclays Bank will repurchase a U.S. Government security maturing on 10/26/10 for $105,000,963 on 2/01/10. The market value of the underlying security at the end of the period was $106,050,764.	105,000,000	105,000,000

Total Repurchase Agreements (Cost $208,000,000)		208,000,000

Total Investments—100.0% (Cost $1,839,238,586)		1,839,238,586
Other Liabilities Less Assets—0.0% **		(345,573)

Total Net Assets—100.0%		$1,838,893,013

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Commercial Paper	$—	$1,113,540,747	$—	$1,113,540,747
Corporate Bonds	—	186,737,279	—	186,737,279
U.S. Government Agency & Obligations	—	330,960,560	—	330,960,560
Repurchase Agreements	—	208,000,000	—	208,000,000

Total	$—	$1,839,238,586	$—	$1,839,238,586

MTB PRIME MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

Description	Par Value	Value
COMMERCIAL PAPER—49.0% (4)
ASSET-BACKED SECURITIES—23.7%
Atlantis One Funding Corp.
0.30%, 4/21/10 (6,7)	$5,000,000	$4,996,708
CAFCO LLC
0.32%, 7/07/10 (6,7)	10,000,000	9,986,133
Ciesco LLC
0.30%, 2/02/10 (6,7)	17,000,000	16,999,859
CRC Funding LLC
0.30%, 7/06/10 (6,7)	15,000,000	14,980,625
FCAR Owner Trust Series I
0.30%, 2/18/10	15,000,000	14,997,875
Gemini Security Corp. LLC
0.18%, 4/07/10 (6,7)	17,000,000	16,994,475
Govco LLC
0.20%, 3/04/10 (6,7)	8,000,000	7,998,622
0.21%, 2/25/10 (6,7)	5,000,000	4,999,300
Straight-A Funding LLC
0.17%, 4/19/10 (6,7)	18,117,000	18,110,413

Total Asset-Backed Securities		110,064,010

BANKS—2.2%
Toronto Dominion Holdings USA
0.30%, 5/17/10 (6,7)	10,000,000	9,991,250

DIVERSIFIED FINANCIAL SERVICES—5.4%
General Electric Capital Corp.
0.28%, 6/14/10	10,000,000	9,989,656
HSBC Finance Corp.
0.18%, 2/08/10	15,000,000	14,999,475

Total Diversified Financial Services		24,989,131

FINANCE-AUTO LOANS—1.7%
Toyota Motor Credit Corp.
0.21%, 3/16/10	8,000,000	7,997,993

FINANCIAL SERVICES—3.2%
Dexia Delaware LLC
0.22%, 2/11/10	15,000,000	14,999,083

MEDIA—3.1%
Walt Disney Co.
0.12%, 4/01/10	9,600,000	9,598,112
0.13%, 4/05/10	5,000,000	4,998,862

Total Media		14,596,974

OIL & GAS—3.2%
Chevron Funding Corp.
0.09%, 2/10/10	15,000,000	14,999,662

PHARMACEUTICALS—4.3%
Johnson & Johnson
0.08%, 2/01/10 (6,7)	5,000,000	5,000,000
0.24%, 8/09/10 (6,7)	10,000,000	9,987,400
Pfizer, Inc.
0.47%, 2/17/10 (6,7)	5,000,000	4,998,956

Total Pharmaceuticals		19,986,356

SOFTWARE—2.2%
Microsoft Corp.
0.18%, 7/15/10 (6,7)	10,000,000	9,991,800

Total Commercial Paper (Cost $227,616,259)		227,616,259

CORPORATE BONDS—8.6%
COMPUTERS—1.5%
Hewlett-Packard Co.
0.31%, 3/15/10 (1)	7,000,000	7,004,181

DIVERSIFIED FINANCIAL SERVICES—3.2%
American Honda Finance Corp.
0.31%, 2/24/10 (1),(6,7)	15,000,000	15,000,000

TELECOMMUNICATIONS—3.9%
AT&T, Inc.
0.38%, 2/05/10 (1)	18,000,000	18,000,317

Total Corporate Bonds (Cost $40,004,498)		40,004,498

U.S. GOVERNMENT AGENCY & OBLIGATIONS—15.9%
FEDERAL FARM CREDIT BANK (FFCB)—3.2%
0.23%, 2/02/10 (1)	15,000,000	15,000,000

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—12.7%
0.23%, 3/30/10 (1)	25,000,000	25,000,535
0.24%, 4/19/10 (2)	19,000,000	18,990,247
0.30%, 4/30/10 (1)	15,000,000	15,000,000

Total Federal Home Loan Mortgage Corporation (FHLMC)		58,990,782

Total U.S. Government Agency & Obligations (Cost $73,990,782)		73,990,782

REPURCHASE AGREEMENTS—26.5%
Interest in $59,000,000 repurchase agreement 0.11%, dated 1/29/10 under which Deutsche Bank will repurchase a U.S. Government security maturing on 10/28/13 for $59,000,541 on 2/01/10. The market value of the underlying security at the end of the period was $59,590,305.	59,000,000	59,000,000
Interest in $64,000,000 repurchase agreement 0.11%, dated 1/29/10 under which Barclays Bank will repurchase a U.S. Government security maturing on 12/17/18 for $64,000,587 on 2/01/10. The market value of the underlying security at the end of the period was $64,640,832.	64,000,000	64,000,000

Total Repurchase Agreements (Cost $123,000,000)		123,000,000

Total Investments—100.0% (Cost $464,611,539)		464,611,539
Other Liabilities Less Assets—0.0% **		(135,328)

Total Net Assets—100.0%		$464,476,211

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Commercial Paper	$—	$227,616,259	$—	$227,616,259
Corporate Bonds	—	40,004,498	—	40,004,498
U.S. Government Agency & Obligations	—	73,990,782	—	73,990,782
Repurchase Agreements	—	123,000,000	—	123,000,000

Total	$—	$464,611,539	$—	$464,611,539

MTB NEW YORK TAX-FREE MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

Description	Par Value	Value
COMMERCIAL PAPER—3.8% (4)
NEW YORK—3.8%
New York State, Power Authority, (JP Morgan, LOC)
0.30%, 3/09/10	$5,000,000	$5,000,000

Total Commercial Paper (Cost $5,000,000)		5,000,000

MUNICIPAL BONDS—27.2%
MASSACHUSETTS—3.3%
Town of Holyoke, MA, GO Limited Notes, BANs
2.50%, 5/28/10	4,297,000	4,316,627

NEW YORK—23.9%
Arlington Central School District, NY, GO Unlimited Notes, BANs, (State Aid Withholdings)
1.50%, 11/24/10	2,668,000	2,684,098
Gilbertsville-Mount Upton Central School District, NY, GO Unlimited, Refunding Notes, BANs, (State Aid Withholding)
2.25%, 6/30/10	3,000,000	3,012,115
Irondequoit, NY, GO Unlimited Notes, BANs, (Series A)
1.25%, 12/17/10	2,525,000	2,537,049
Kendall Central School District, NY, GO Unlimited Notes, BANs, (State Aid Withholding)
1.75%, 6/24/10	3,478,735	3,478,735
La Fargeville Central School District, NY, GO Unlimited Notes, BANs, (State Aid Withholding)
2.25%, 7/09/10	1,500,000	1,505,766
Lafayette Central School District, NY, GO Unlimited Notes, BANs, (State Aid Withholding)
1.50%, 7/14/10	4,500,000	4,504,944
Patchogue-Medford Union Free School District, NY, GO Unlimited Notes, TANs, (State Aid Withholdings)
1.50%, 6/28/10	4,000,000	4,008,820
Penfield Central School District, NY, GO Unlimited Bonds, (Assured Guaranty State Aid Withholding)
3.00%, 6/15/10	1,000,000	1,007,287
Rockland County, NY, GO Unlimited Notes, RANs
2.50%, 3/09/10	4,000,000	4,004,869
Rockland County, NY, GO Unlimited Notes, TANs
2.00%, 3/09/10	3,000,000	3,002,044
Westhampton Beach Union Free School District, NY, GO Unlimited Notes, TANs, (State Aid Withholding)
1.50%, 6/30/10	1,800,000	1,806,462

Total New York		31,552,189

Total Municipal Bonds (Cost $35,868,816)		35,868,816

SHORT-TERM MUNICIPAL BONDS—69.2% (3)
NEW YORK—69.2%
Albany, NY, IDA, Housing Revenue, AMT, (Series A) Weekly VRDNs, (South Mall Towers Project)/(FANNIE MAE)
0.22%, 2/04/10 (5)	2,600,000	2,600,000
Dutchess County, NY, IDA, (Series A) Weekly VRDNs, (Marist College)/(JP Morgan Chase Bank, LOC)
0.20%, 2/04/10	1,500,000	1,500,000
Dutchess County, NY, IDA, Weekly VRDNs, (Trinity-Pawling School Corp.)/(PNC Bank, N.A., LOC)
0.19%, 2/04/10	2,340,000	2,340,000

Long Island Power Authority, NY, Electric System Revenue, (Series E) Weekly VRDNs, (FSA, LOC)/(Dexia Credit Local, LOC)
0.20%, 2/03/10	1,500,000	1,500,000
Long Island Power Authority, NY, Electric System Revenue, (Subseries 3B) Daily VRDNs, (West LB, LOC)
0.20%, 2/01/10	2,600,000	2,600,000
New York City, NY, GO Bonds, (Series F-4) Weekly VRDNs, (Landesbank Hessen-Thuringen, LOC)
0.20%, 2/03/10	1,475,000	1,475,000
New York City, NY, GO Bonds, (Series F-6) Weekly VRDNs, (Morgan Guarantee Trust, LOC)
0.15%, 2/03/10	1,825,000	1,825,000
New York City, NY, GO Bonds, (Series I, Subseries I-4) Weekly VRDNs, (Bank of New York, LOC)
0.18%, 2/03/10	3,500,000	3,500,000
New York City, NY, GO Bonds, (Subseries A-4) Daily VRDNs, (Bayerische Landesbank, LOC)
0.21%, 2/01/10	550,000	550,000
New York City, NY, GO Bonds, (Subseries A-4) Daily VRDNs, (Landesbank Baden Wurttemburgh, LOC)
0.21%, 2/01/10	4,295,000	4,295,000
New York City, NY, GO Bonds, (Subseries A-5) Weekly VRDNs, (Bank of Nova Scotia, LOC)
0.18%, 2/03/10	1,350,000	1,350,000
New York City, NY, GO Bonds, (Subseries A-6) Weekly VRDNs, (Landesbank Baden Wurtemburgh, LOC)
0.17%, 2/03/10	5,300,000	5,300,000
New York City, NY, GO Bonds, (Subseries H-2) Daily VRDNs, (Dexia Credit Local, LOC),
0.20%, 2/01/10	4,865,000	4,865,000
New York City, NY, GO Unlimited, (Series B-Subseries B7) Daily VRDNs, (JP Morgan Chase & Co.)/(AMBAC INS)
0.20%, 2/01/10	4,700,000	4,700,000
New York City, NY, GO Unlimited, (Series B-Subseries B8) Weekly VRDNs, (Bayerische Landesbank, LOC)
0.20%, 2/03/10	3,200,000	3,200,000
New York City, NY, GO Unlimited, (Series I-Subseries I-3) Daily VRDNs, (Bank of America N.A., LOC)
0.21%, 2/01/10	4,150,000	4,150,000
New York City, NY, GO Unlimited, (Subseries C-2) Weekly VRDNs, (Bayerische Landesbank, LOC)
0.20%, 2/03/10	5,410,000	5,410,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, (Series F-2) Weekly VRDNs, (JP Morgan Chase Bank)
0.17%, 2/03/10	1,200,000	1,200,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, (Series F-1) Daily VRDNs, (Dexia Credit, LOC)
0.21%, 2/01/10	4,200,000	4,200,000
New York City, NY, Transitional Finance Authority, (Series A-2) Weekly VRDNs, (Bank of Nova Scotia)
0.20%, 2/03/10	3,800,000	3,800,000
New York City, NY, IDA, Civic Facility Revenue Bonds, Weekly VRDNs, (Casa Project)/(National Center for Addiction/Substance)/(Chase Manhattan Bank)
0.20%, 2/04/10	1,375,000	1,375,000
New York City, NY, IDA, Revenue Bonds, (Series A) Weekly VRDNs, (One Bryant Park LLC)/(Bank of America N.A./Citibank N.A., LOC)
0.19%, 2/03/10	7,700,000	7,700,000
New York State, Energy Research & Development Authority, Revenue Bonds, (Subseries A-1) Weekly VRDNs, (Consolidated Edison Co.)/(Wachovia Bank N.A., LOC)
0.15%, 2/03/10	7,000,000	7,000,000
New York State, HFA Revenue Bond, AMT, (Series 2005-A) Weekly VRDNs, (L&M 93rd Street LLC)/(Landesbank Hessen-Thuringen, LOC)
0.21%, 2/03/10 (5)	5,000,000	5,000,000
New York State, Local Government Assistance Corp., Revenue Bonds, (Series B) Weekly VRDNs, (GO of Corp.)/(Westdeutsche Landesbank/Bayerische Landesbank, LOC)
0.28%, 2/03/10	3,900,000	3,900,000

New York State, Local Government Assistance Corp., Revenue Bonds, (Series A) Weekly VRDNs, (GO of Corp.)/(Bayerische Landesbank/Westdeutsche Landesbank, LOC)
0.23%, 2/03/10	900,000	900,000
New York State, Local Government Assistance Corp., Revenue Bonds, (Series G) Weekly VRDNs, (Bank of Nova Scotia, LOC)
0.15%, 2/03/10	1,400,000	1,400,000
New York, NY, GO Unlimited, (Subseries A-8) Daily VRDNs, (JP Morgan Chase Bank, LOC)
0.16%, 2/01/10	415,000	415,000
Ontario County, NY, IDA, (Series A) Weekly VRDNs, (Frederick Ferris Thompson Hospital)/(Key Bank of New York, LOC)
0.45%, 2/03/10	2,000,000	2,000,000
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Subseries B-4) Weekly VRDNs, (GO of Authority)/(Landesbank Baden Wurttemburgh, LIQ)
0.18%, 2/04/10	1,100,000	1,100,000

Total New York		91,150,000

Total Short-Term Municipal Bonds (Cost $91,150,000)		91,150,000

Total Investments—100.2% (Cost $132,018,816)		132,018,816
Other Liabilities Less Assets—(0.2%)		(305,300)

Total Net Assets—100.0%		$131,713,516

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Commercial Paper	$—	$5,000,000	$—	$5,000,000
Municipal Bonds	—	35,868,816	—	35,868,816
Short-Term Municipal Bonds	—	91,150,000	—	91,150,000

Total	$—	$132,018,816	$—	$132,018,816

MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS—13.5%
PENNSYLVANIA—13.5%
Allegheny County, PA, IDA, Revenue Bonds, Mandatory Tender, (Animal Friends, Inc. Project)/(PNC Bank N.A., LOC)
1.35%, 7/01/25	$1,370,000	$1,370,000
Camp Hill School District, PA, GO Unlimited Refunding Bonds, (Series A), (State Aid Withholding)
2.00%, 5/15/10	500,000	501,734
Lancaster County Solid Waste Management Authority, PA, Resource Recovery System, Refunding Revenue Bonds, AMT, (Series A)
2.00%, 12/15/10 (5)	1,000,000	1,002,570
Lebanon, PA, School District, GO Limited, Refunding Bonds, (Series AA), (FSA State Aid Withholding)
2.00%, 6/15/10	1,735,000	1,740,364
Pennsylvania State, Public School Building Authority, College Revenue Bonds, (Series A), (Harrisburg Area Community College)/(Assured GTY)
2.50%, 10/01/10	1,000,000	1,011,886
Philadelphia, PA, TRANs, (Series B)
2.50%, 6/30/10	1,000,000	1,007,475

Total Municipal Bonds (Cost $6,634,029)		6,634,029

SHORT-TERM MUNICIPAL BONDS—86.6% (3)
NEW YORK—4.1%
Irondequoit, NY, GO Unlimited, Refunding Notes, BANs, (Series B)
1.25%, 7/01/10	2,000,000	2,006,168

PENNSYLVANIA—82.5%
Allegheny County, PA, Higher Education Building Authority, Daily VRDNs, (Carnegie Mellon University)/(Landesbank Hessen-Thuringen (GTD) SA)
0.19%, 2/01/10	775,000	775,000
Allentown, PA, Commercial and IDA, Daily VRDNs, (Diocese of Allentown)/(Wachovia Bank N.A., LOC)
0.21%, 2/01/10	1,350,000	1,350,000
Beaver County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs, (Firstenergy Generation)/(Barclays Bank PLC, LOC)
0.20%, 2/01/10	2,600,000	2,600,000
Beaver County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs, (Firstenergy Nuclear Generation)/(Barclays Bank PLC, LOC)
0.20%, 2/01/10	300,000	300,000
Beaver County, PA, IDA, Refunding Revenue Bonds, Weekly VRDNs, (Atlantic Richfield, GTD)/(BP PLC, GTD)
0.24%, 2/03/10	1,500,000	1,500,000
Bucks County, PA, IDA, Refunding Revenue Bonds, (Series A) Weekly VRDNs, (Grand View Hospital)/(TD Bank N.A., LOC)
0.16%, 2/04/10	1,000,000	1,000,000
Chester County, PA, HEFA, Health System Refunding Revenue Bonds, (Series A) Weekly VRDNs, (Jefferson Health System)/(JP Morgan Chase Bank)
0.19%, 2/03/10	1,000,000	1,000,000
Chester County, PA, HEFA, Revenue Bonds, (Series A) Weekly VRDNs, (Barclay Friends)/(Wachovia Bank N.A., LOC)
0.28%, 2/03/10	300,000	300,000

Chester County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs, (Archdiocese of Philadelphia)/(Wachovia Bank, LOC)
0.21%, 2/01/10	1,000,000	1,000,000
Delaware County, PA, IDA, Refunding Revenue Bonds, (Series G) Weekly VRDNs, (General Electric Capital Corp.)
0.16%, 2/03/10	700,000	700,000
Delaware County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs, (United Parcel Services, Inc.)
0.20%, 2/01/10	1,000,000	1,000,000
Delaware County, PA, IDA, Revenue Bonds, (Series G) Weekly VRDNs, (Res Recovery Facility)/(General Electric Capital Corp.)
0.16%, 2/03/10	1,580,000	1,580,000
Delaware River Port Authority, PA, PA & NJ Refunding Revenue Bonds, (Series B) Weekly VRDNs, (TD Bank N.A., LOC)
0.16%, 2/04/10	655,000	655,000
Emmaus General Authority, PA, Revenue Bonds, (Series G) Weekly VRDNs, (Goldman Sachs & Company-GIC)
0.23%, 2/03/10	400,000	400,000
Emmaus General Authority, PA, Revenue Bonds, Weekly VRDNs, (U.S. Bank NA, LOC)/(State Aid Withholding)/(GOVT-F-19-RMKT-11/3/03)
0.20%, 2/03/10	1,900,000	1,900,000
Emmaus General Authority, PA, Local Government Revenue Bonds, (Pool E, Subseries E25) Weekly VRDNs, (U.S. Bank NA, LOC)
0.20%, 2/03/10	700,000	700,000
Emmaus General Authority, PA, Local Government Revenue Bonds, (Pool B, Subseries B31) Weekly VRDNs, (U.S. Bank NA, LOC)
0.20%, 2/03/10	700,000	700,000
Emmaus General Authority, PA, Revenue Bonds, (Series B) Weekly VRDNs, (Goldman Sachs & Company-GIC)
0.23%, 2/03/10	1,100,000	1,100,000
Erie County, PA, Hospital Authority, Refunding Revenue Bonds, Daily VRDNs, (Hamot Health Foundation)/(PNC Bank N.A., LOC)
0.19%, 2/01/10	1,160,000	1,160,000
Geisinger Authority, PA, Health System Refunding Bonds, (Series A) Daily VRDNs, (Geisinger Health System Foundation)/(Bank of America N.A.)
0.20%, 2/01/10	1,000,000	1,000,000
Hazleton Area IDA, PA, Revenue Bonds, Weekly VRDNs, (MMI Preparatory School)/(PNC Bank N.A., LOC)
0.19%, 2/04/10	1,650,000	1,650,000
Indiana County, PA, IDA, Revenue Bonds, AMT, (Series A) Daily VRDNs, (Exelon Generation Co. LLC)/(BNP Paribas, LOC)
0.23%, 2/01/10 (5)	1,000,000	1,000,000
Lehigh County, PA, General Purpose Hospital Revenue, Refunding Bonds, (Series C) Daily VRDNs, (Lehigh Valley Health Network)/(Bank of America N.A., LOC)
0.10%, 2/01/10	1,000,000	1,000,000
New Castle, PA, Area Hospital Authority, Hospital Refunding Revenue Bonds, Weekly VRDNs, (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank N.A.)
0.20%, 2/03/10	1,000,000	1,000,000
Northampton County, PA, Higher Education Authority, Revenue Bonds, (Series A) Weekly VRDNs, (Lehigh University)/(Wachovia Bank N.A.)
0.38%, 2/04/10	800,000	800,000
Pennsylvania State, Higher Education Facilities Authority, Revenue Bonds, (Series B) Weekly VRDNs, (Drexel University)/(Landesbank Hessen-Thuringen, LOC)
0.24%, 2/04/10	1,260,000	1,260,000
Pennsylvania State, University Revenue Bonds, (Series A) Weekly VRDNs, (Pennsylvania State University)/(GO of University)/(West Deutsche Landesbank),
0.19%, 2/04/10	2,300,000	2,300,000
Pennsylvania State, Energy Development Authority, Revenue Bonds, AMT, Weekly VRDNs, (Edensburg Power Company)/(Landesbank Hessen-Thuringen, LOC)
0.23%, 2/03/10 (5)	2,000,000	2,000,000

Philadelphia, PA, Authority for Industrial Development, Refunding Revenue Bonds, (Series A2) Weekly VRDNs, (JP Morgan Chase 50%, Bank of Nova Scotia 50%, LOC)
2.60%, 2/04/10	4,850,000	4,850,000
Pittsburgh, PA, Water & Sewer Authority System, Refunding Revenue Bonds, (Series B-1) Weekly VRDNs, (FSA INS)/(JP Morgan Chase Bank)
0.20%, 2/04/10	500,000	500,000
Washington County Authority, PA, Refunding Revenue Bonds, Weekly VRDNs, (University of Pennsylvania)
0.20%, 2/04/10	1,500,000	1,500,000
Westmoreland County, PA, IDA, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (Excela Health)/(Wachovia Bank N.A., LOC)
0.19%, 2/04/10	600,000	600,000
Wilkins Area, PA, IDA, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (Fairview Extended Care Services)/(Bank of America N.A. LOC)
0.17%, 2/04/10	1,300,000	1,300,000

Total Pennsylvania		40,480,000

Total Short-Term Municipal Bonds (Cost $42,486,168)		42,486,168

Total Investments—100.1% (Cost $49,120,197)		49,120,197
Other Liabilities Less Assets—(0.1%)		(26,850)

Total Net Assets—100.0%		$49,093,347

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Municipal Bonds	$—	$6,634,029	$—	$6,634,029
Short-Term Municipal Bonds	—	42,486,168	—	42,486,168

Total	$—	$49,120,197	$—	$49,120,197

(1)	Floating rate note with current rate and next reset date shown.

(2)	Zero coupon security. The rate shown reflects the effective yield at purchase date.

(3)	Current rate and next reset date shown for Variable Rate Demand Notes.

(4)	Discount rate at time of purchase.

(5)	At January 31, 2010, 7.0% of the total investments at market value were subject to the federal alternative minimum tax for MTB Tax-Free Money Market Fund, 5.8% for MTB New York Tax-Free Money Market Fund and 8.1% for MTB Pennsylvania Tax-Free Money Market Fund.

(6)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2010, these liquid restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
MTB U.S. Government Money Market Fund	$440,525,347	19.6%
MTB Tax-Free Money Market Fund	3,000,000	1.8%
MTB Money Market Fund	739,661,737	40.2%
MTB Prime Money Market Fund	150,035,541	32.3%

(7)	Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Value	Percentage of Total Net Assets
MTB U.S. Government Money Market Fund
Straight-A Funding LLC	12/15/2009	$99,955,500	$99,979,000
Straight-A Funding LLC	01/12/2010	26,020,936	26,023,395
Straight-A Funding LLC	01/25/2010	50,489,249	50,490,918
Straight-A Funding LLC	01/15/2010	49,996,792	49,999,389
Straight-A Funding LLC	12/09/2009	38,984,010	38,994,540
Straight-A Funding LLC	01/13/2010	49,980,403	49,984,889
Straight-A Funding LLC	01/21/2010	74,968,833	74,972,729
Straight-A Funding LLC	01/13/2010	50,076,522	50,080,487
			440,525,347	19.6%
MTB Tax-Free Money Market
Johns Hopkins University	10/15/2009	3,000,000	3,000,000	1.8%
MTB Money Market Fund
American Honda Finance Corp.	11/19/2009	85,000,000	85,000,000
Atlantis One Funding Corp.	10/23/2009	44,932,500	44,970,375
CAFCO LLC	01/08/2010	39,936,000	39,944,533
Ciesco LLC	10/01/2009	74,922,500	74,999,375
CRC Funding LLC	01/14/2010	39,942,333	39,948,333
Gemini Security Corp. LLC	01/07/2010	72,967,150	72,976,275
Govco LLC	12/04/2009	44,978,213	44,993,700
Govco LLC	12/09/2009	41,980,167	41,992,767
Johnson & Johnson	10/28/2009	44,990,400	45,000,000
Johnson & Johnson	12/29/2009	39,940,533	39,949,600
Microsoft Corp.	01/08/2010	39,962,400	39,967,200
Pfizer, Inc.	05/28/2009	44,844,313	44,990,600
Straight-A Funding LLC	01/21/2010	74,968,833	74,972,729
Toronto Dominion Holdings USA	10/21/2009	49,913,333	49,956,250
			739,661,737	40.2%

MTB Prime Money Market
American Honda Finance Corp.	11/19/2009	15,000,000	15,000,000
Atlantis One Funding Corp.	10/23/2009	4,992,500	4,996,708
CAFCO LLC	01/08/2010	9,984,000	9,986,133
Ciesco LLC	10/01/2009	16,982,433	16,999,859
CRC Funding LLC	01/14/2010	14,978,375	14,980,625
Gemini Security Corp. LLC	01/07/2010	16,992,350	16,994,475
Govco LLC	12/04/2009	4,997,579	4,999,300
Govco LLC	12/09/2009	7,996,222	7,998,622
Johnson & Johnson	10/28/2009	4,998,933	5,000,000
Johnson & Johnson	12/29/2009	9,985,133	9,987,400
Microsoft Corp.	01/08/2010	9,990,600	9,991,800
Pfizer, Inc.	05/28/2009	4,982,701	4,998,956
Straight-A Funding LLC	01/21/2010	18,109,471	18,110,413
Toronto Dominion Holdings USA	10/21/2009	9,982,667	9,991,250
			150,035,541	32.3%

**	Represents less than 0.05%.

The following acronyms are used throughout this report:

AMBAC – American Bond Assurance Corporation

AMT – Alternative Minimum Tax

BANs – Bond Anticipation Notes

COL – Collateralized

FSA – Financial Security Assurance Inc.

GO – General Obligation

GTD – Guaranteed

HEFA – Health & Education Facility Authority

HFA – Housing Finance Authority

IDA – Industrial Development Authority/Agency

IDB – Industrial Development Bank

INS – Insured

INSTN – Institution

LIQ – Liquidity Agreement

LLC – Limited Liability Corporation

LOC(s) – Letter(s) of Credit

LP – Limited Partnership

MFH – Multi-Family Housing

RANs – Revenue Anticipation Notes

SA – Special Assessment

TANs – Tax Anticipation Notes

TRANs – Tax and Revenue Anticipation Notes

VRDNs – Variable Rate Demand Notes

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Funds’ audited Annual Report or Semi-Annual Report. These reports include additional information about the Funds’ security valuation policies and about certain security types invested in by the Funds.

MTB SHORT DURATION GOVERNMENT BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

Description	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—58.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—29.2%
Series 2003-2580, Class JB,
4.00%, 12/15/16	$1,511,932	$1,534,998
Series 2003-2617, Class GB,
4.00%, 6/15/16	743,384	762,287
Series 2003-2640, Class TL,
4.00%, 11/15/26	1,185,281	1,202,707
Series 2004-2765, Class JH,
3.00%, 5/15/19	241,452	244,411
Series 2005-3026, Class PE,
4.50%, 8/15/23	579,015	581,150
Series 2005-3062, Class LU,
5.50%, 10/15/16	5,631,066	6,085,138
Series 2005-3074, Class BG,
5.00%, 9/15/33	4,555,048	4,783,776
Series 2005-3081, Class CB,
5.00%, 5/15/21	5,000,000	5,132,153
Series 2006-3196, Class PA,
5.25%, 8/15/11	3,915,160	4,025,732

Total Federal Home Loan Mortgage Corporation (FHLMC)		24,352,352

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—9.9%
Series 1992-43, Class E,
7.50%, 4/25/22	16,269	16,487
Series 2002-94, Class MC,
5.00%, 8/25/15	315,192	318,646
Series 2003-70, Class BE,
3.50%, 12/25/25	943,196	949,039
Series 2004-55, Class LA,
4.50%, 6/25/21	6,409,918	6,672,001
Series 2004-70, Class BC,
4.50%, 1/25/16	271,683	273,179

Total Federal National Mortgage Association (FNMA)		8,229,352

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)—19.5%
Series 2003-10, Class PV,
5.50%, 1/20/14	5,178,789	5,499,204
Series 2004-65, Class PA,
4.50%, 9/20/32	1,224,937	1,253,672
Series 2005-20, Class VA,
5.00%, 6/16/16	4,422,554	4,700,371
Series 2005-44, Class PC,
5.00%, 12/20/33	4,584,036	4,785,432

Total Government National Mortgage Association (GNMA)		16,238,679

Total Collateralized Mortgage Obligations (Cost $46,848,620)		48,820,383

CORPORATE BONDS—12.2%
BANKS—6.1%
GMAC, Inc., FDIC Guaranteed,
2.20%, 12/19/12	5,000,000	5,094,573

DIVERSIFIED FINANCIAL SERVICES—6.1%
Citigroup Funding, Inc., FDIC Guaranteed,
1.88%, 10/22/12	5,000,000	5,045,354

Total Corporate Bonds (Cost $9,991,133)		10,139,927

GOVERNMENT AGENCIES—24.4%
FEDERAL HOME LOAN BANK (FHLB)—3.6%
0.75%, 4/13/12	3,000,000	3,005,443

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—20.8%
1.75%, 8/10/12	3,000,000	3,031,370
Sr. Subordinated 5.25%, 8/01/12	5,000,000	5,441,247
Subordinated 6.25%, 2/01/11	8,430,000	8,873,321

Total Federal National Mortgage Association (FNMA)		17,345,938

Total Government Agencies (Cost $20,239,185)		20,351,381

MORTGAGE-BACKED SECURITIES—0.2%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—0.1%
Pool 521605,
9.00%, 6/01/22	59,315	64,882

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)—0.1%
Pool 203632,
8.50%, 2/15/17	4,678	5,074
Pool 306066,
8.50%, 7/15/21	9,550	10,567
Pool 307983,
8.50%, 7/15/21	55,799	61,740
Pool 341948,
8.50%, 1/15/23	18,136	19,749

Total Government National Mortgage Association (GNMA)		97,130

Total Mortgage-Backed Securities (Cost $156,099)		162,012

U.S. TREASURY—3.6%
U.S. TREASURY BILL—3.6%
0.37%, 3/11/10 (2)	3,000,000	2,999,874

Total U.S. Treasury (Cost $2,999,129)		2,999,874

MONEY MARKET FUND—0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03% (8) (Cost $402,462)	402,462	402,462

		402,462

Total Investments—99.5% (Cost $80,636,628)		82,876,039
Other Assets Less Liabilities—0.5%		423,020

Total Net Assets—100.0%		$83,299,059

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $2,239,411. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,246,038 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,627.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Collateralized Mortgage Obligations	$—	$48,820,383	$—	$48,820,383
Corporate Bonds	—	10,139,927	—	10,139,927
Government Agencies	—	20,351,381	—	20,351,381
Mortgage-Backed Securities	—	162,012	—	162,012
U.S. Treasury	—	2,999,874	—	2,999,874
Money Market Fund	402,462	—	—	402,462

Total	$402,462	$82,473,577	$—	$82,876,039

MTB SHORT-TERM CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE—0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—0.0%**
Pool 399251,
3.07%, 2/01/10 (1)	$72	$75

Total Adjustable Rate Mortgage (Cost $72)		75

ASSET-BACKED SECURITIES—5.0%
FINANCIAL SERVICES—5.0%
BMW Vehicle Lease Trust, Series 2009-1, Class A2,
2.04%, 4/15/11	917,662	922,632
Daimler Chrysler Auto Trust, Series 2008-B, Class A2A,
3.81%, 7/08/11	240,167	241,389
Ford Credit Auto Owner Trust, Series 2009-D, Class A2,
1.21%, 1/15/12	500,000	501,675
Honda Auto Receivables Owner Trust, Series 2009-3, Class A2,
1.50%, 8/15/11	1,000,000	1,004,847
Hyundai Auto Receivables Trust, Series 2009-A, Class A2,
1.11%, 2/15/12	500,000	501,251
Nissan Auto Lease Trust, Series 2009-A, Class A2,
2.01%, 4/15/11	1,000,000	1,005,876
Nissan Auto Lease Trust, Series 2009-B, Class A2,
1.22%, 9/15/11	1,000,000	1,002,206

Total Asset-Backed Securities (Cost $5,157,527)		5,179,876

COLLATERALIZED MORTGAGE OBLIGATIONS—4.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—3.6%
Series 1920, Class H,
7.00%, 1/15/12	71,007	73,949
Series 2003-2643, Class DA,
4.00%, 3/15/28	750,000	784,688
Series 2003-2643, Class LB,
4.50%, 7/15/16	722,334	749,848
Series 2003-2649, Class KA,
4.50%, 7/15/18	545,836	570,440
Series 2003-2716, Class UA,
4.50%, 7/15/20	730,106	752,782
Series 2004-2798, Class J,
4.50%, 4/15/17	454,157	470,793
Series 2005-2915, Class KP,
5.00%, 11/15/29	90,000	95,864
Series 2005-2938, Class DB,
5.00%, 11/15/28	85,629	90,002
Series 2005-3075, Class TP,
5.50%, 1/15/30	100,000	106,859

Total Federal Home Loan Mortgage Corporation (FHLMC)		3,695,225

WHOLE LOAN—0.8%
GSR Mortgage Loan Trust, Series 2006-2F, Class 2A15,
5.75%, 2/25/36	709,856	711,419
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8,
4.75%, 11/25/18	150,238	150,339

Total Whole Loan		861,758

Total Collateralized Mortgage Obligations (Cost $4,447,679)		4,556,983

COMMERCIAL PAPER—4.3% (4)
ASSET-BACKED SECURITIES—2.4%
CAFCO LLC
0.15%, 2/19/10 (6,7)	1,000,000	999,921
FCAR Owner Trust, Series I,
0.43%, 2/01/10	1,500,000	1,499,984

Total Asset-Backed Securities		2,499,905

ELECTRIC—1.0%
Consolidated Edison Co.,
0.20%, 2/02/10 (6,7)	1,000,000	999,989

OIL & GAS FIELD SERVICES—0.9%
Devon Energy Corp.,
0.18%, 2/03/10 (6,7)	1,000,000	999,985

Total Commercial Paper (Cost $4,499,910)		4,499,879

CORPORATE BONDS—82.6%
AEROSPACE & DEFENSE—1.5%
BAE Systems Holdings, Inc., Company Guaranteed,
4.75%, 8/15/10 (6,7)	1,000,000	1,016,137
United Technologies Corp., Sr. Unsecured,
4.38%, 5/01/10	500,000	504,975

Total Aerospace & Defense		1,521,112

BANKS—9.6%
American Express Centurion Bank, Sr. Unsecured, BKNT,
5.20%, 11/26/10	636,000	658,738
Bank of America Corp., Sr. Unsecured,
7.38%, 5/15/14	500,000	568,474
Bank One Corp., Subordinated,
7.88%, 8/01/10	1,000,000	1,036,078
BankBoston Capital Trust III, Limited Guaranteed,
1.00%, 3/15/10 (1)	240,000	170,315
Barclays, Sr. Unsecured,
2.50%, 1/23/13	1,000,000	1,002,134
BB&T Corp., Subordinated,
6.50%, 8/01/11	1,000,000	1,067,696
BB&T Corp., Sr. Unsecured,
5.70%, 4/30/14	1,000,000	1,098,303
Capital One Financial Corp., Sr. Unsecured,
7.38%, 5/23/14 (12)	250,000	287,387
Citigroup, Inc., Sr. Unsecured,
5.13%, 2/14/11	1,000,000	1,036,659
Credit Suisse, Sr. Unsecured, MTN,
3.45%, 7/02/12	1,000,000	1,036,354
Lloyds TSB Bank PLC, Bank Guaranteed,
4.38%, 1/12/15 (6,7)	1,000,000	995,235
Morgan Stanley, Series G, Sr. Unsecured, MTN,
4.10%, 1/26/15	1,000,000	998,006

Total Banks		9,955,379

BEVERAGES—3.0%
Anheuser-Busch Cos., Inc., Sr. Unsecured,
6.00%, 4/15/11	1,000,000	1,054,713
Coca-Cola Enterprises, Inc., Sr. Unsecured ,
0.88%, 2/06/10 (1)	1,000,000	1,006,324
Dr Pepper Snapple Group, Inc., Company Guaranteed,
2.35%, 12/21/12	1,000,000	1,005,815

Total Beverages		3,066,852

CAPITAL MARKETS—2.1%
Jefferies Group, Inc., Sr. Unsecured,
7.75%, 3/15/12	1,000,000	1,100,394
Merrill Lynch & Co., Inc., Sr. Unsecured, MTN,
6.15%, 4/25/13	1,000,000	1,087,401

Total Capital Markets		2,187,795

CHEMICALS—2.7%
Dow Capital BV, Company Guaranteed, MTN,
8.50%, 6/08/10	740,000	753,186
Dow Chemical Co., Sr. Unsecured,
7.60%, 5/15/14	250,000	288,457
Potash Corp. of Saskatchewan, Inc., Sr. Unsecured,
7.75%, 5/31/11	1,600,000	1,738,207

Total Chemicals		2,779,850

COMPUTERS—2.0%
Hewlett-Packard Co., Sr. Unsecured,
4.25%, 2/24/12	1,000,000	1,061,274
International Business Machines Corp., Sr. Unsecured,
2.10%, 5/06/13	1,000,000	1,007,162

Total Computers		2,068,436

COSMETICS/PERSONAL CARE—1.0%
Procter & Gamble International Funding SCA, Company Guaranteed,
1.35%, 8/26/11	1,000,000	1,011,107

DIVERSIFIED FINANCIAL SERVICES—6.8%
Boeing Capital Corp., Sr. Unsecured,
6.10%, 3/01/11	1,900,000	2,004,039
BP Capital Markets PLC, Company Guaranteed,
1.55%, 8/11/11	500,000	506,590
Ford Motor Credit Co. LLC, Sr. Unsecured,
7.25%, 10/25/11	1,000,000	1,016,250
General Electric Capital Corp., Sr. Unsecured, MTN, (12)
4.88%, 10/21/10	1,000,000	1,031,630
General Electric Capital Corp., Sr. Unsecured, (12)
2.80%, 1/08/13	1,000,000	1,000,685
NASDAQ Omx Group, Inc., Sr. Unsecured,
4.00%, 1/15/15	500,000	500,558
SLM Corp., Sr. Unsecured,
5.45%, 4/25/11	1,000,000	995,690

Total Diversified Financial Services		7,055,442

ELECTRIC—1.0%
Consolidated Edison Co of New York, Inc., Series 00-B, Sr. Unsecured,
7.50%, 9/01/10	675,000	702,351
Progress Energy, Inc., Sr. Unsecured,
7.10%, 3/01/11	305,000	323,089

Total Electric		1,025,440

ELECTRONICS—1.0%
Agilent Technologies, Inc., Sr. Unsecured,
4.45%, 9/14/12	1,000,000	1,053,245

FINANCIAL SERVICES—0.6%
Boeing Capital Corp., Sr. Unsecured,
7.38%, 9/27/10	550,000	575,208

FOOD—8.2%
ConAgra Foods, Inc., Sr. Unsecured,
7.88%, 9/15/10	69,000	71,869
HJ Heinz Finance Co., Company Guaranteed,
6.63%, 7/15/11	3,250,000	3,500,642
Kellogg Co., Series B, Sr. Unsecured,
6.60%, 4/01/11	1,000,000	1,066,477

Kraft Foods, Inc., Sr. Unsecured,
5.63%, 11/01/11	400,000	425,432
Kroger Co., Company Guaranteed,
8.05%, 2/01/10	1,035,000	1,035,196
Kroger Co., Company Guaranteed,
6.80%, 4/01/11	1,000,000	1,065,760
Kroger Co., Company Guaranteed,
5.50%, 2/01/13	250,000	270,985
Unilever Capital Corp., Company Guaranteed,
7.13%, 11/01/10	1,000,000	1,051,213

Total Food		8,487,574

GAS—1.6%
Sempra Energy, Sr. Unsecured,
8.90%, 11/15/13	1,420,000	1,667,876

HOUSEHOLD PRODUCTS—1.9%
Clorox Co., Sr. Unsecured,
3.55%, 11/01/15	1,000,000	1,014,480
Fortune Brands, Inc., Sr. Unsecured,
3.00%, 6/01/12 (12)	1,000,000	1,001,545

Total Household Products		2,016,025

INSURANCE—5.1%
MassMutual Global Funding II, Sr. Unsecured,
3.63%, 7/16/12 (6,7)	500,000	513,804
Metropolitan Life Global Funding I, Sr. Unsecured,
2.88%, 9/17/12 (6,7)	1,000,000	1,015,280
Metropolitan Life Global Funding I, Notes,
2.50%, 1/11/13 (6,7)	1,000,000	1,006,335
Prudential Financial, Inc., Sr. Unsecured, MTN,
3.63%, 9/17/12 (12)	750,000	774,720
Prudential Financial, Inc., Sr. Unsecured, MTN,
2.75%, 1/14/13	1,000,000	1,000,684
Travelers Cos., Inc., Sr. Unsecured,
8.13%, 4/15/10	1,000,000	1,015,096

Total Insurance		5,325,919

IRON/STEEL—1.2%
ArcelorMittal, Sr. Unsecured,
9.00%, 2/15/15	1,000,000	1,212,708

MEDIA—2.2%
Comcast Cable Communications LLC, Sr. Unsecured,
6.75%, 1/30/11	1,000,000	1,057,339
Time Warner Cable, Inc., Company Guaranteed,
7.50%, 4/01/14	1,000,000	1,170,361

Total Media		2,227,700

METALS & MINING—1.1%
Xstrata Finance Canada Ltd., Company Guaranteed,
5.50%, 11/16/11 (6,7)	618,000	654,904
Xstrata Canada Corp., Company Guaranteed,
7.25%, 7/15/12	500,000	553,260

Total Metals & Mining		1,208,164

MISCELLANEOUS MANUFACTURING—1.1%
Honeywell International, Inc., Sr. Unsecured,
7.50%, 3/01/10	594,000	597,244
ITT Corp., Sr. Unsecured,
4.90%, 5/01/14	500,000	536,519

Total Miscellaneous Manufacturing		1,133,763

MULTI-UTILITIES—0.5%
CenterPoint Energy, Inc., Series B, Sr. Unsecured,
7.25%, 9/01/10	500,000	514,910

OFFICE/BUSINESS EQUIPMENT—2.1%
Xerox Corp., Sr. Unsecured,
6.88%, 8/15/11	2,000,000	2,145,994

OIL & GAS—7.0%
Apache Corp., Sr. Unsecured,
6.25%, 4/15/12	1,000,000	1,099,395
Conoco Funding Co., Company Guaranteed,
6.35%, 10/15/11	1,000,000	1,091,216
ConocoPhillips, Sr. Unsecured,
8.75%, 5/25/10	768,000	788,551
Dolphin Energy Ltd., Sr. Secured,
5.89%, 6/15/19 (6,7)	495,000	506,518
Tesoro Corp., Company Guaranteed,
6.50%, 6/01/17	1,000,000	956,250
Valero Energy Corp., Company Guaranteed,
6.88%, 4/15/12	1,000,000	1,100,267
XTO Energy, Inc., Sr. Unsecured,
5.00%, 8/01/10	1,000,000	1,022,818
XTO Energy, Inc., Sr. Unsecured,
7.50%, 4/15/12	590,000	667,246

Total Oil & Gas		7,232,261

OIL & GAS FIELD SERVICES—1.0%
Burlington Resources Finance Co., Company Guaranteed,
6.68%, 2/15/11	1,000,000	1,059,954

OIL & GAS SERVICES—3.0%
Halliburton Co., Sr. Unsecured,
5.50%, 10/15/10	3,000,000	3,109,410

PIPELINES—0.5%
Plains All American Pipeline LP, Company Guaranteed,
4.25%, 9/01/12	500,000	523,149

REAL ESTATE INVESTMENT TRUSTS (REIT)—1.9%
Hcp, Inc., Sr. Unsecured,
6.45%, 6/25/12	385,000	410,280
Hcp, Inc., Sr. Unsecured,
5.65%, 12/15/13 (12)	500,000	515,969
HRPT Properties Trust, Sr. Unsecured,
5.75%, 2/15/14	1,000,000	1,021,754

Total Real Estate Investment Trusts (REIT)		1,948,003

RETAIL—3.2%
CVS Caremark Corp., Sr. Unsecured,
0.56%, 3/01/10 (1)	1,000,000	1,000,746
Staples, Inc., Company Guaranteed,
7.75%, 4/01/11	500,000	535,920
Staples, Inc., Company Guaranteed,
7.38%, 10/01/12	625,000	700,540
Yum! Brands, Inc., Sr. Unsecured,
8.88%, 4/15/11	1,030,000	1,114,329

Total Retail		3,351,535

TELECOMMUNICATIONS—7.1%
AT&T Corp., Company Guaranteed,
7.30%, 11/15/11	500,000	553,030
Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsecured,
3.75%, 5/20/11	1,600,000	1,655,751

CenturyTel, Inc., Series H, Sr. Unsecured,
8.38%, 10/15/10	1,000,000	1,050,232
Cisco Systems, Inc., Sr. Unsecured,
5.25%, 2/22/11	250,000	262,241
New Cingular Wireless Services, Inc., Company Guaranteed,
8.13%, 5/01/12	1,000,000	1,140,445
Sprint Capital Corp., Company Guaranteed,
7.63%, 1/30/11	614,000	624,745
Telecom Italia Capital SA, Company Guaranteed,
6.20%, 7/18/11	1,000,000	1,063,565
Telecom Italia Capital SA, Company Guaranteed,
6.18%, 6/18/14	500,000	548,840
Verizon Global Funding Corp., Sr. Unsecured,
7.25%, 12/01/10	450,000	474,707

Total Telecommunications		7,373,556

TRANSPORTATION—2.6%
Burlington Northern Santa Fe Corp., Sr. Unsecured,
7.13%, 12/15/10	1,000,000	1,055,951
Korea Railroad Corp., Sr. Unsecured,
5.38%, 5/15/13 (6,7)	500,000	531,536
Union Pacific Corp., Sr. Unsecured,
6.50%, 4/15/12	1,000,000	1,095,656

Total Transportation		2,683,143

Total Corporate Bonds (Cost $83,612,720)		85,521,510

U.S. TREASURY—1.4%
INFLATION INDEXED BONDS—1.3%
1.88%, 7/15/13	1,000,000	1,253,858
3.50%, 1/15/11	100,000	129,466

Total Inflation Indexed Bonds		1,383,324

U.S. TREASURY NOTE—0.1%
4.00%, 3/15/10	50,000	50,226

Total U.S. Treasury (Cost $1,293,569)		1,433,550

REPURCHASE AGREEMENT—3.1%
Interest in $3,184,271 repurchase agreement 0.11%, dated 1/29/10 under which Credit Suisse First Boston LLC will repurchase a U.S. Government security maturing on 2/15/36 for $3,184,300 on 2/01/10. The market value of the underlying securities at the end of the period was $3,248,676. (Cost $3,184,271)		3,184,271

Total Investments in Securities—100.8% (Cost $102,195,748)		104,376,144
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN—3.0% (13)
REPURCHASE AGREEMENT—3.0%
Interest in $3,101,000 repurchase agreement 0.12%, dated 1/29/10 under which BNP Paribas Securiteies Corp., will repurchase U.S. Government securities with various maturities from 10/15/10 to 1/20/40 for $3,101,031 on 2/01/10. The market value of the underlying securities at the end of the period was $3,163,020. (Cost $3,101,000)		3,101,000

Total Investments—103.8% (Cost $105,296,748)		107,477,144
Other Liabilities Less Assets—(3.8%)		(3,946,117)

Total Net Assets—100.0%		$103,531,027

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $2,180,396. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,279,844 and net unrealized depreciation from investments for those securities having an excess of cost over value of $99,448.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Adjustable Rate Mortgage	$—	$75	$—	$75
Asset-Backed Securities	—	5,179,876	—	5,179,876
Collateralized Mortgage Obligations	—	4,556,983	—	4,556,983
Commercial Paper	—	4,499,879	—	4,499,879
Corporate Bonds	—	85,521,510	—	85,521,510
U.S. Treasury	—	1,433,550	—	1,433,550
Repurchase Agreement	—	3,184,271	—	3,184,271
Cash Collateral Invested for Securities on Loan	—	3,101,000	—	3,101,000

Total	$—	$107,477,144	$—	$107,477,144

MTB U.S. GOVERNMENT BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

Description	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—12.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—2.4%
2.88%, 2/09/15	$500,000	$506,652
Series 1920, Class H,
7.00%, 1/15/12	142,014	147,898
Series 1988-6, Class C,
9.05%, 6/15/19	28,133	31,225
Series 1989-112, Class I,
6.50%, 1/15/21	5,128	5,486
Series 1990-136, Class E,
6.00%, 4/15/21	15,238	16,191
Series 1990-141, Class D,
5.00%, 5/15/21	5,686	5,941
Series 1993-1577, Class PK,
6.50%, 9/15/23	279,000	302,874
Series 1993-1644, Class K,
6.75%, 12/15/23	176,000	195,939
Series 1994-1666, Class H,
6.25%, 9/15/23	391,022	397,853
Series 1994-1686, Class PJ,
5.00%, 2/15/24	53,606	55,718

Total Federal Home Loan Mortgage Corporation (FHLMC)		1,665,777

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—1.2%
Series 1993-113, Class PK,
6.50%, 7/25/23	143,753	154,253
Series 1993-127, Class H,
6.50%, 7/25/23	141,270	151,983
Series 1993-202, Class J,
6.50%, 11/25/23	76,371	82,617
Series 1994-3, Class PL,
5.50%, 1/25/24	124,312	130,887
Series 1994-55, Class H,
7.00%, 3/25/24	169,975	185,192
Series 2002-52, Class QA,
6.00%, 7/18/32	82,440	87,136

Total Federal National Mortgage Association (FNMA)		792,068

WHOLE LOAN—9.3%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1,
4.48%, 2/25/10 (1)	641,128	565,345
Banc of America Mortgage Securities, Inc., Series 2004-B, Class 2A1,
4.55%, 2/25/10 (1)	504,753	462,038
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1,
4.50%, 6/25/19	2,847,517	2,843,765
Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1,
5.06%, 2/25/10 (1)	2,949,934	2,446,766

Total Whole Loan		6,317,914

Total Collateralized Mortgage Obligations (Cost $9,062,758)		8,775,759

CORPORATE BONDS—4.0%
BANKS—2.4%
First Tennessee Bank NA, Subordinated, BKNT,
4.63%, 5/15/13	1,000,000	944,246

U.S. Bank NA, Sr. Unsecured, MTN,
5.92%, 5/25/12	644,028	689,703

Total Banks		1,633,949

GAS UTILITIES—0.8%
Bay State Gas Co., Sr. Unsecured, MTN,
9.20%, 6/06/11	500,000	536,136

HEALTHCARE PROVIDERS & SERVICES—0.8%
Howard Hughes Medical Institute, Sr. Unsecured,
3.45%, 9/01/14	500,000	518,139

Total Corporate Bonds (Cost $2,677,282)		2,688,224

GOVERNMENT AGENCIES—34.9%
FEDERAL HOME LOAN BANK (FHLB)—8.5%
0.06%, 3/17/10 (2)	2,000,000	1,999,908
5.38%, 5/18/16	2,000,000	2,255,752
6.63%, 11/15/10	1,435,000	1,506,658

Total Federal Home Loan Bank (FHLB)		5,762,318

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—13.4%
4.75%, 1/19/16	1,000,000	1,097,396
4.88%, 6/13/18	2,000,000	2,173,681
5.13%, 10/18/16	2,000,000	2,222,794
5.25%, 4/18/16	2,000,000	2,242,323
8.25%, 6/01/26	1,000,000	1,346,447

Total Federal Home Loan Mortgage Corporation (FHLMC)		9,082,641

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—4.8%
5.25%, 8/01/12	3,000,000	3,264,748

HOUSING—0.6%
Federal Housing Administration, Project Pass Through Certificate
7.43%, 4/01/22 (10)	42,117	42,117
U.S. Department of Housing And Urban Development, U.S. Government Guaranteed,
7.66%, 8/01/15	360,000	360,058

Total Housing		402,175

PRIVATE EXPORT FUNDING CORPORATION—2.5%
Overseas Private Investment Corp
6.60%, 5/21/16	1,460,550	1,695,882

SHIPBUILDING—1.1%
American Heavy Lift Shipping Co., U.S. Government Guaranteed,
5.38%, 6/01/17	662,205	768,075

SMALL BUSINESS ADMINISTRATION—1.4%
U.S. Government Guaranteed,
Series 1996-C,
6.70%, 3/01/16	92,183	99,090
Series 1996-L,
6.70%, 12/01/16	228,344	247,434
Series 1996-K,
6.95%, 11/01/16	533,200	578,915
Series 1997-E,
7.30%, 5/01/17	15,479	16,670
Series 1999-I,
7.30%, 9/01/19	23,028	24,759
Series 1991-H,
8.85%, 8/01/11	407	428
Series 1990-E,
9.65%, 5/01/10	3,106	3,164

Total Small Business Administration		970,460

TRANSPORTATION—2.6%
Vessel Management Services, Inc., U.S. Government Guaranteed,
5.13%, 4/16/35	1,000,000	1,030,168
Vessel Management Services, Inc., U.S. Government Guaranteed,
6.75%, 7/15/25	645,000	732,407

Total Transportation		1,762,575

Total Government Agencies (Cost $21,862,098)		23,708,874

MORTGAGE-BACKED SECURITIES—33.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—16.0%
Pool 287773,
7.50%, 3/01/17	1,429	1,546
Pool 299147,
7.50%, 8/01/17	102,483	110,912
Pool 300161,
8.50%, 8/01/17	27,254	29,793
Pool 538733,
9.00%, 9/01/19	390	431
Pool A18401,
6.00%, 2/01/34	1,905,695	2,061,009
Pool C78010,
5.50%, 4/01/33	2,810,282	2,999,273
Pool C80328,
7.50%, 7/01/25	100,202	110,573
Pool E00540,
6.00%, 3/01/13	238,504	252,789
Pool E61956,
7.00%, 11/01/10	30	30
Pool G01425,
7.50%, 5/01/32	209,501	230,726
Pool G01831,
6.00%, 5/01/35	912,765	987,155
Pool G02296,
5.00%, 6/01/36	2,643,193	2,754,372
Pool G12709,
5.00%, 7/01/22	1,260,358	1,337,162

Total Federal Home Loan Mortgage Corporation (FHLMC)		10,875,771

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—15.7%
Pool 202957,
8.00%, 8/01/21	8,917	9,696
Pool 252439,
6.50%, 5/01/29	116,807	127,571
Pool 255933,
5.50%, 11/01/35	1,165,257	1,238,304
Pool 323419,
6.00%, 12/01/28	241,085	261,532
Pool 334593,
7.00%, 5/01/24	137,334	150,184
Pool 39862,
9.75%, 9/01/17	15,269	16,955
Pool 436746,
6.50%, 8/01/28	104,810	114,502
Pool 440401,
6.50%, 8/01/28	368,361	402,423
Pool 485678,
6.50%, 3/01/29	307,196	335,602
Pool 494375,
6.50%, 4/01/29	49,699	54,295

Pool 545051,
6.00%, 9/01/29	387,202	419,920
Pool 604867,
7.00%, 1/01/25	172,199	188,666
Pool 625596,
7.00%, 2/01/32	42,927	47,488
Pool 725418,
6.50%, 5/01/34	615,066	670,595
Pool 763704,
5.00%, 4/01/34	2,815,790	2,942,149
Pool 833143,
5.50%, 9/01/35	2,852,486	3,031,301
Pool 843323,
5.50%, 10/01/35	598,702	636,234

Total Federal National Mortgage Association (FNMA)		10,647,417

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)—1.3%
Pool 1061,
9.00%, 4/20/23	35,461	39,515
Pool 146927,
9.00%, 9/15/16	7,581	8,215
Pool 1886,
9.00%, 10/20/24	5,616	6,258
Pool 188603,
9.00%, 11/15/16	10,279	11,229
Pool 208196,
9.00%, 2/15/17	15,451	16,947
Pool 346572,
7.00%, 5/15/23	27,580	30,347
Pool 364004,
7.00%, 10/20/23	75,138	82,920
Pool 392400,
8.00%, 7/15/24	2,521	2,787
Pool 484269,
7.00%, 9/15/28	66,371	73,336
Pool 581522,
6.00%, 5/15/33	364,082	392,964
Pool 592505,
6.00%, 4/15/33	225,518	243,108
Pool 780440,
8.50%, 11/15/17	4,480	4,859

Total Government National Mortgage Association (GNMA)		912,485

Total Mortgage-Backed Securities (Cost $21,291,161)		22,435,673

MUNICIPAL BONDS—1.5%
DEVELOPMENT—0.2%
Miami FL, Rent Revenue, Series 1998 (Lease payments guaranteed by U.S. Government),
8.65%, 7/01/19	140,000	164,212

FACILITIES—1.2%
City of Tacoma WA, Lease Revenue Bonds, (Lease payments guaranteed by U.S. Government),
8.20%, 9/15/13	710,000	792,438

TOBACCO—0.1%
Tobacco Settlement Financing Corp., LA, Revenue Bonds, Asset-Backed, Callable, Series 2001-A,
6.36%, 5/15/25	64,352	54,423

Total Municipal Bonds (Cost $1,011,152)		1,011,073

U.S. TREASURY—12.1%
INFLATION INDEXED BONDS—6.2%
2.00%, 1/15/14	2,000,000	2,501,079
3.50%, 1/15/11	1,325,000	1,715,423

Total Inflation Indexed Bonds		4,216,502

U.S. TREASURY BONDS—4.9%
4.50%, 2/15/36	1,286,000	1,297,453
4.50%, 8/15/39	2,000,000	1,999,688

Total U.S. Treasury Bonds		3,297,141

U.S. TREASURY NOTE—1.0%
4.00%, 8/15/18	668,000	696,912

Total U.S. Treasury (Cost $7,822,026)		8,210,555

REPURCHASE AGREEMENT—1.2%

Interest in $837,323 repurchase agreement 0.11%, dated 1/29/10 under which Credit Suisse First Boston LLC will repurchase a U.S. Government security maturing on 2/15/36 for $837,331 on 2/01/10. The market value of the underlying securities at the end of the period was $854,604.

(Cost $837,323)		837,323

Total Investments—99.6% (Cost $64,563,800)		67,667,481
Other Assets Less Liabilities—0.4%		291,754

Total Net Assets—100.0%		$67,959,235

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $3,103,681. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,968,175 and net unrealized depreciation from investments for those securities having an excess of cost over value of $864,494.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Collateralized Mortgage Obligations	$—	$8,775,759	$—	$8,775,759
Corporate Bonds	—	2,688,224	—	2,688,224
Government Agencies	—	23,666,757	42,117	23,708,874
Mortgage-Backed Securities	—	22,435,673	—	22,435,673
Municipal Bonds	—	1,011,073	—	1,011,073
U.S. Treasury	—	8,210,555	—	8,210,555
Repurchase Agreement	—	837,323	—	837,323

Total	$—	$67,625,364	$42,117	$67,667,481

As of January 31, 2010, Federal Housing Administration, Project Pass Through Certificate (“FHA”), a government agency bond, was priced at fair value as determined by the Board’s pricing committee pursuant to the Board’s valuation procedures. The inputs and valuation techniques used to measure the fair value for FHA were based on an analysis of broker quotes and data on trading activity, yield spreads and swap rates. There were no changes in the valuation techniques used since the April 30, 2009 annual report for FHA.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments In Securities
Balance as of April 30, 2009	$44,134
Realized gain (loss)	237
Change in unrealized appreciation (depreciation)	(237)
Net purchases (sales)	(2,017)
Transfers in and/or out of Level 3	—

Balance as of January 31, 2010	$42,117

MTB NEW YORK MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS—90.6%
ARIZONA—0.7%
FACILITIES—0.7%
Yuma Municipal Property Corp., AZ, Revenue Bonds, (Series D), (XLCA INS)
5.00%, 7/01/21	$750,000	$776,768

MICHIGAN—1.0%
WATER—1.0%
Detroit, MI, Sewer Revenue Bonds, (Series C), (National Reinsurance)
5.00%, 7/01/12	1,000,000	1,059,350

NEW YORK—87.3%
DEVELOPMENT—2.4%
New York Liberty Development Corp.
5.25%, 10/01/35	2,500,000	2,527,000

EDUCATION—5.2%
Montgomery County, NY, IDA, Revenue Bonds, (Series A), (XLCA INS)
5.00%, 7/01/29	1,000,000	933,950
New York State Dormitory Authority, School Districts Financing Program, (Series D), (National Reinsurance State Aid Withholding)
5.50%, 10/01/17	895,000	972,059
New York State Dormitory Authority, Refunding Revenue Bonds, Nonstate Supported Debt, School District Board Funding Program, (Series C), (State Aid Withholding)/(GO of Authority)
7.25%, 10/01/28	3,000,000	3,570,090

Total Education		5,476,099

FACILITIES—2.5%
Albany, NY, Parking Authority, Unrefunded Revenue Bonds, (Series A)
5.63%, 7/15/25	220,000	223,447
Canton, NY, Human Services Initiatives, Inc.
5.75%, 9/01/32	915,000	843,383
New York State Urban Development Corp., Correctional & Youth Facilities Service, Unrefunded Revenue Bonds, (Series A)
5.50%, 1/01/17	1,510,000	1,575,640

Total Facilities		2,642,470

GENERAL OBLIGATIONS—5.2%
Nassau County, NY, GO, (Series F), (FSA INS)
7.00%, 3/01/10	500,000	502,679
New York City, NY
5.00%, 8/01/16	2,000,000	2,217,380
New York City, NY, GO Unlimited Refunding Bonds, (Series B)
5.75%, 8/01/14	1,640,000	1,803,606
Saratoga Country, NY
4.00%, 10/15/17	225,000	246,908
4.00%, 10/15/18	455,000	494,731
4.00%, 10/15/19	225,000	243,018

Total General Obligations		5,508,322

GENERAL REVENUE—11.5%
Grand Central, NY, District Management Association, Inc.
5.00%, 1/01/21	1,000,000	1,041,100
New York State Thruway Authority, NY, State Personal Income Tax Revenue, (Series A)
5.00%, 3/15/27	1,000,000	1,076,090
5.25%, 3/15/23	2,500,000	2,763,425

New York State Urban Development Corp., Service Contract Obligation, Refunding Revenue Bonds, (Series B)
5.25%, 1/01/23	5,500,000	5,970,910
New York State Dormitory Authority, Income Tax Revenue Bonds, (Series D)
5.00%, 3/15/23	1,250,000	1,351,250

Total General Revenue		12,202,775

HIGHER EDUCATION—8.6%
Geneva, NY, Revenue Bonds, (Project A)
5.38%, 2/01/33	1,000,000	1,010,620
New York State Dormitory Authority
5.00%, 9/01/26	1,000,000	1,073,190
5.00%, 9/01/27	1,415,000	1,509,296
New York State Dormitory Authority, Refunding Revenue Bonds, (CITY UNIV CONS 3RD-1)/(FGIC-TCRS)
5.25%, 7/01/25	1,500,000	1,519,290
New York State Dormitory Authority, Revenue Bonds, State University Educational Facility, (Series A)
7.50%, 5/15/13	3,000,000	3,536,550
New York State Dormitory Authority, Unrefunded Revenue Bonds, (Series C)
7.38%, 5/15/10	460,000	469,365

Total Higher Education		9,118,311

MEDICAL—8.6%
Chemung County, NY, IDA, (Series A)
5.00%, 11/01/34	750,000	725,138
Chemung County, NY, IDA, (Series B)
5.00%, 11/01/34	1,000,000	966,850
Monroe County, NY, IDA, (Highland Hospital Rochester Project)
5.00%, 8/01/22	1,000,000	1,002,860
Monroe County, NY, IDA, Civic Facilities Revenue Bonds, (Highland Hospital Rochester Project)
5.00%, 8/01/25	1,000,000	980,760
New York City, NY, Health and Hospitals Corp., (Series A)
5.45%, 2/15/26	1,000,000	1,016,380
New York State Dormitory Authority, FHA Insured Mortgage Ellis Hospital Revenue Bonds, (FHA INS)
5.05%, 8/15/24	750,000	779,692
New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds, (AMBAC FHA INS)
5.10%, 2/01/19	1,000,000	1,005,580
New York State Dormitory Authority, Mental Health Services Facilities Improvement, Revenue Bonds, (Series 2005D-1), (National Reinsurance FGIC)
5.00%, 2/15/23	2,000,000	2,075,700
New York State Dormitory Authority, Revenue Bonds, (FHA 232)
5.85%, 8/01/26	250,000	250,160
Tompkins, NY, Health Care Corp., (FHA INS)
10.80%, 2/01/28	240,000	259,219

Total Medical		9,062,339

MULTI-FAMILY HOUSING—3.0%
East Rochester, NY, Housing Authority, Revenue Bonds
6.13%, 4/20/43	1,355,000	1,430,352
New York State HFA, Phillips Village Project, AMT, (Series A), (Phillips Village LP)/(FHA 236 SONYMA)
7.75%, 8/15/17 (5)	800,000	809,776
New York State Mortgage Agency, AMT, (Series 67)
5.80%, 10/01/28 (5)	35,000	35,704
New York State Mortgage Agency, Refunding Revenue Bonds, AMT, (Series 63)
5.70%, 4/01/11 (5)	865,000	867,033

Total Multi-Family Housing		3,142,865

POLLUTION CONTROLL—1.9%
Niagara County, NY, IDA, Solid Waste Disposal, Refunding Revenue Bonds, AMT, (Series C), (Covanta ARC LLC), Mandatory Tender & Remarketing
5.63%, 11/15/24 (5)	2,000,000	2,061,960

POWER—5.0%
Long Island Power Authority, NY, Revenue Bonds, (Series E), (National Reinsurance FGIC)
5.00%, 12/01/22	5,000,000	5,266,050

TOBACCO—12.7%
New York Counties Tobacco Trust II, Refunding Revenue Bonds
5.25%, 6/01/25	690,000	658,474
Tobacco Settlement Financing Corp., NY, (Series A-1)
5.25%, 6/01/16	1,430,000	1,446,845
Tobacco Settlement Financing Corp., NY, (Series B-1C)
5.25%, 6/01/13	115,000	115,412
Tobacco Settlement Financing Corp., NY, Asset-Backed Series, (Series A-1)
5.50%, 6/01/18	3,000,000	3,174,180
5.50%, 6/01/19	4,575,000	4,898,452
Tobacco Settlement Financing Corp., NY, Asset-Backed Series, (Series A-1), (AMBAC State GTD)
5.25%, 6/01/22	3,000,000	3,159,690

Total Tobacco		13,453,053

TRANSPORTATION—14.1%
Metropolitan Transportation Authority, NY, Service Contract, Refunding Revenue Bonds, (Series A), (National-RE FGIC)
5.00%, 7/01/25	2,000,000	2,075,540
New York State Thruway Authority
5.00%, 4/01/20	2,500,000	2,738,900
New York State Thruway Authority, (Series 2000A), (FSA INS)
6.25%, 4/01/11	1,000,000	1,019,690
New York State Thruway Authority, Second Generation Highway & Bridge Thruway Fund, Refunding Revenue Bonds, (Series B)
5.00%, 4/01/25	2,500,000	2,694,450
New York State Thruway Authority, Service Contract Obligation, Refunding Revenue Bonds, Local Highway & Bridge
5.50%, 4/01/14	2,000,000	2,168,740
Triborough Bridge & Tunnel Authority, NY, (Series Y) Refunding Revenue Bonds, (CAPMAC—ITC GO of Authority)/(PRF 1/1/21)
6.13%, 1/01/21	3,500,000	4,280,080

Total Transportation		14,977,400

WATER—6.6%
New York City, NY, Municipal Water Finance Authority, (Series C)
5.13%, 6/15/33	1,000,000	1,014,910
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, (Series AA)
5.00%, 6/15/21	3,000,000	3,315,240
New York State Environmental Facilities Corp.
5.00%, 11/15/18	1,450,000	1,573,772
5.85%, 1/15/15	1,040,000	1,044,670

Total Water		6,948,592

Total New York		92,387,236

PUERTO RICO—0.5%
GENERAL OBLIGATIONS—0.5%
Commonwealth of Puerto Rico, GO UT, (National Reinsurance-IBC)
7.00%, 7/01/10	550,000	562,298

WISCONSIN—1.1%
TOBACCO—1.1%
Badger, WI, Tobacco Asset Securitization Corp., Revenue Bonds
6.13%, 6/01/27	1,040,000	1,124,375

Total Municipal Bonds (Cost $92,987,716)		95,910,027

SHORT-TERM MUNICIPAL BONDS—8.3% (3)
NEW YORK—8.3%
GENERAL OBLIGATIONS—3.7%
New York City, NY, GO Bonds, (Subseries A-4) Daily VRDNs, (Landesbank Baden Wurttemburgh, LOC)
0.21%, 2/01/10	1,300,000	1,300,000
New York City, NY, GO Unlimited, (Series I-Subseries I-3) Daily VRDNs, (Bank of America N.A., LOC)
0.21%, 2/01/10	1,300,000	1,300,000
New York City, NY, GO Unlimited, (Subseries A-8) Daily VRDNs, (JPMorgan Chase Bank, LOC)
0.16%, 2/01/10	300,000	300,000
Town of Fishkill, NY
2.00%, 4/30/10	1,000,000	1,003,110

Total General Obligations		3,903,110

SCHOOL DISTRICT—3.8%
Wellsville Central School District, NY, GO Unlimited Refunding Notes, BANs, (State Aid Withholding)
1.50%, 6/23/10	2,000,000	2,006,280
Wheelerville, NY, Union Free School District
1.75%, 6/30/10	2,052,252	2,054,571

Total School District		4,060,851

TRANSPORTATION—0.3%
Metropolitan Transportation Authority, NY, Refunding Revenue Bond, (Series G) Daily VRDNs, (BNP Paribas, LOC)
0.19%, 2/01/10	300,000	300,000

WATER—0.5%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, (Series F-1) Daily VRDNs, (Dexia Credit, LOC)
0.21%, 2/01/10	500,000	500,000

Total New York		8,763,961

Total Short-Term Municipal Bonds (Cost $8,764,325)		8,763,961

Total Investments—98.9% (Cost $101,752,041)		104,673,988
Other Assets Less Liabilities—1.1%		1,158,509

Total Net Assets—100.0%		$105,832,497

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $2,921,947. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,301,885 and net unrealized depreciation from investments for those securities having an excess of cost over value of $379,938.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Municipal Bonds	$—	$95,910,027	$—	$95,910,027
Short-Term Municipal Bonds	—	8,763,961	—	8,763,961

Total	$—	$104,673,988	$—	$104,673,988

MTB PENNSYLVANIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS—98.3%
PENNSYLVANIA—98.3%
CONTINUING CARE—5.6%
Bucks County, PA, IDA, Revenue Bonds, (Series A), (Ann’s Choice, Inc.)
5.20%, 1/01/13	$330,000	$325,218
5.30%, 1/01/14	275,000	268,532
5.40%, 1/01/15	240,000	233,134
Bucks County, PA, IDA, Revenue Bonds, (Series A), (Pennswood Village)/(PRF 10/1/12 @ 101)
6.00%, 10/01/27	1,000,000	1,142,240
Delaware County, PA, Authority, (Dunwoody Village, Inc.)/(PRF 4/1/10 @ 100)
6.25%, 4/01/30	1,200,000	1,212,312
Montgomery County, PA, IDA, (ACTS Retirement-Life Community, Inc.)
5.25%, 11/15/28	1,850,000	1,736,317
Montgomery County, PA, IDA, (Whitemarsh Continuing Care Retirement Community)
6.13%, 2/01/28	1,500,000	1,141,845

Total Continuing Care		6,059,598

DEVELOPMENT—12.3%
Bucks County, PA, IDA, Revenue Bonds, ETM, (Senior Lifestyles, Inc.)
10.00%, 5/15/19	4,775,000	7,467,240
Pennsylvania State IDA, Economic Development, Revenue Bonds, (AMBAC INS)
5.50%, 7/01/13	500,000	552,545
Philadelphia, PA, Authority for Industrial Development, Revenue Bonds, (Please Touch Museum)
5.25%, 9/01/26	1,000,000	879,720
Philadelphia, PA, Redevelopment Authority, (Series C), (National Reinsurance FGIC)
5.00%, 4/15/27	1,500,000	1,479,450
Pittsburgh & Allegheny County, PA, Public Auditorium, Regional Asset District Sales Tax, (AMBAC INS)
5.25%, 2/01/17	3,000,000	3,018,540

Total Development		13,397,495

EDUCATION—4.0%
Berks County, PA, Vocational Technical School Authority, Revenue Bonds, (Series 2005), (Berks Career & Technology Center)/ (National Reinsurance)
5.00%, 6/01/14	1,655,000	1,810,371
Bucks County, PA, IDA, Revenue Bonds, (Series A), (School Lane Charter School)
4.88%, 3/15/27 (6,7)	1,545,000	1,360,450
Charleroi, PA, Area School District, (Series C), (FGIC State Aid Withholding)
6.00%, 10/01/17	30,000	30,070
York County, PA, School Technology Authority, Lease Revenue Bonds, (FGIC INS)/(PRF 2/15/13 @ 100)
5.50%, 2/15/21	1,000,000	1,137,020

Total Education		4,337,911

FACILITIES—5.2%
Pennsylvania Convention Center Authority, Revenue Bonds, ETM, (Series A), (FGIC INS)
6.00%, 9/01/19	2,410,000	2,913,931
Pittsburgh, PA, Public Parking Authority, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC)
5.00%, 12/01/20	2,565,000	2,701,766

Total Facilities		5,615,697

GENERAL OBLIGATIONS—5.2%
Allegheny County, PA, GO Unlimited, (Series C-57), (National Reinsurance FGIC)
5.00%, 11/01/22	2,000,000	2,037,100
Butler County, PA, IDA, GO UT, (National Reinsurance FGIC)
6.00%, 7/15/11	1,000,000	1,071,870

Mercer County, PA, GO UT, (National Reinsurance FGIC)
5.50%, 10/01/18	1,155,000	1,225,882
5.50%, 10/01/19	1,215,000	1,289,565

Total General Obligations		5,624,417

HIGHER EDUCATION—23.2%
Allegheny County, PA, Higher Education Building Authority, University Revenue, (Carnegie Mellon University),
5.13%, 3/01/32	2,000,000	2,053,280
Chester County, PA, HEFA, (Immaculata College)/(Radian-IBCC)
5.63%, 10/15/27	2,250,000	1,988,348
Lancaster, PA, Higher Education Authority, College Revenue, Refunding Bonds, (Franklin & Marshall College)
5.00%, 4/15/18	2,350,000	2,557,035
Latrobe, PA, IDA, College Refunding Revenue Bonds, (Saint Vincent College)
5.38%, 5/01/18	2,000,000	2,004,580
Montgomery County, PA, Higher Education & Health Authority Hospital, (Series FF1), (Dickinson College)/(CIFG INS)
5.00%, 5/01/19	1,420,000	1,512,371
5.00%, 5/01/20	1,490,000	1,574,781
Montgomery County, PA, Higher Education & Health Authority, Refunding Revenue Bonds, (Arcadia University)/(Radian)
4.50%, 4/01/30	1,660,000	1,405,223
Pennsylvania State Higher Education Facilities Authority, (Philadelphia College of Osteopathic Medicine)
5.00%, 12/01/13	1,345,000	1,463,656
Pennsylvania State Higher Education Facilities Authority, (Series A), (University of Pennsylvania-Health System)/(AMBAC INS)
5.00%, 8/15/14	2,685,000	3,001,266
Pennsylvania State Higher Education Facilities Authority, (St. Joseph’s University)/(Radian)
5.50%, 12/15/15	1,940,000	2,029,124
Pennsylvania State Higher Education Facilities Authority, (York College of Pennsylvania)/(National Reinsurance FGIC)
5.00%, 11/01/20	550,000	569,052
Pennsylvania State Higher Educational Revenue, (National Reinsurance)/(Drexel University)
5.00%, 5/01/27	1,250,000	1,287,975
Pennsylvania State University, Revenue Bonds, (GO of University)
5.00%, 9/01/17	1,335,000	1,492,383
Swarthmore Boro Authority, PA, Refunding Revenue Bonds, (Swarthmore College)
5.25%, 9/15/20	1,000,000	1,095,820
Union County, PA, Higher Educational Facilities Financing Authority, Refunding Revenue Bonds, (Series A), (Bucknell University)
5.25%, 4/01/20	1,000,000	1,099,870

Total Higher Education		25,134,764

MEDICAL—10.0%
Allegheny County, PA, HDA, Revenue Bonds, (Series A), (Jefferson Regional Medical Center, PA)
4.20%, 5/01/11	370,000	372,398
4.25%, 5/01/12	290,000	292,700
4.40%, 5/01/16	415,000	400,807
Allegheny County, PA, HDA, Revenue Bonds, (Series B), (Jefferson Regional Medical Center, PA)
5.00%, 5/01/18	1,225,000	1,190,222
Chester County, PA, HEFA, (Chester County Hospital, PA)/(National Reinsurance)
5.63%, 7/01/10	1,675,000	1,679,740
Chester County, PA, HEFA, Revenue Bonds, (Series B), (Jefferson Health System)
5.38%, 5/15/27	2,000,000	2,003,920
Lancaster County, PA, Hospital Authority, (Masonic Homes)
5.00%, 11/01/21	1,160,000	1,191,343
Lancaster County, PA, Hospital Authority, (Series B), (Lancaster General Hospital)
5.00%, 3/15/23	1,270,000	1,320,064

Lehigh County, PA, General Purpose Authority, Refunding Revenue Bonds, (St. Lukes Hospital Bethlehem)/(AMBAC INS)
5.50%, 11/15/13	700,000	701,246
Scranton-Lackawanna, PA, Health & Welfare Authority, Refunding Revenue Bonds, (Mercy Health Care Systems)/(National Reinsurance)
5.63%, 1/01/16	1,760,000	1,761,619

Total Medical		10,914,059

POLLUTION CONTROL—0.7%
Bucks County, PA, IDA, Environmental Improvement Revenue Bonds, (USX Corp.)/(Mandatory Put),
5.40%, 11/01/17	750,000	793,327

SCHOOL DISTRICT—13.9%
Central Dauphin, PA, School District, (National State Aid Withholding)/(PRF 2/1/16 @ 100)
7.00%, 2/01/27	2,500,000	3,184,225
Eastern York, PA, School District, GO UT, (Series A), (FSA State Aid Withholding)
5.00%, 9/01/24	1,200,000	1,276,512
Haverford Township, PA, School District, GO UT, (FSA State Aid Withholding)
5.50%, 3/15/19	1,000,000	1,168,010
Hempfield, PA, School District, GO UT, (Series B), (National Reinsurance FGIC State Aid Withholding)
5.00%, 10/15/18	2,650,000	2,869,340
Jenkintown, PA, School District, GO UT, (Series A), (FGIC State Aid Withholding)/(PRF 5/15/12 @ 100)
5.00%, 5/15/28	1,375,000	1,509,365
Mifflin County, PA, School District, GO Unlimited, (National-IBC XLCA State Aid Withholding)
7.50%, 9/01/26	2,000,000	2,413,440
Philadelphia, PA, School District, GO Unlimited, (Series D), (FSA State Aid Withholding)
5.50%, 6/01/17	1,300,000	1,459,601
Tredyffrin-Easttown, PA, School District, GO UT, Refunding Bonds, (State Aid Withholding)
5.00%, 2/15/15	1,000,000	1,159,400

Total School District		15,039,893

TRANSPORTATION—14.5%
Allegheny County, PA, Port Authority Special Revenue Bonds, (National Reinsurance FGIC)
5.00%, 3/01/19	2,500,000	2,562,150
Delaware River Joint Toll Bridge Commission, Unrefunded Revenue Bonds, Highway Improvements.
5.25%, 7/01/18	1,500,000	1,618,230
Delaware River Port Authority, PA, (Series A), (FSA GO of Authority)
5.50%, 1/01/16	3,410,000	3,611,326
Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds, ETM, (Series A), (AMBAC INS)/(Escrowed in State & Local Government Series COL)
5.00%, 12/01/15	2,090,000	2,108,622
Pennsylvania State, Turnpike Commission, Refunding Revenue Bonds, (Series B)
5.00%, 12/01/21	3,000,000	3,316,440
Scranton, PA, Parking Authority, (National Reinsurance FGIC/Municipal Government Guarantee)
5.00%, 9/15/33	2,250,000	2,074,163
Southeastern, PA, Transportation Authority, Revenue Bonds, (Series A), (National Reinsurance FGIC)
5.25%, 3/01/13	500,000	506,445

Total Transportation		15,797,376

WATER & SEWER—3.7%
Allegheny County, PA, Sanitation Authority, Sewer Refunding Revenue Bonds, (Series A), (National Reinsurance)
5.00%, 12/01/30	2,000,000	2,013,960
Erie Sewer Authority, PA, Revenue Bonds
4.63%, 12/01/24	2,000,000	1,971,800

Total Water & Sewer		3,985,760

Total Pennsylvania		106,700,297

Total Municipal Bonds (Cost $102,954,986)		106,700,297

MONEY MARKET FUND—0.6%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.04% (8)	603,639	603,639
(Cost $603,639)		603,639

Total Investments—98.9% (Cost $103,558,625)		107,303,936
Other Assets Less Liabilities—1.1%		1,187,348

Total Net Assets—100.0%		$108,491,284

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $3,745,311. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,742,515 and net unrealized depreciation from investments for those securities having an excess of cost over value of $997,204.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Municipal Bonds	$—	$106,700,297	$—	$106,700,297
Money Market Fund	603,639	—	—	603,639

Total	$603,639	$106,700,297	$—	$107,303,936

MTB MARYLAND MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS—98.7%
DISTRICT OF COLUMBIA—1.3%
TRANSPORTATION—1.3%
Washington, DC, Metro Area Transit Authority, Refunding Revenue Bonds, (National Reinsurance FGIC)
6.00%, 7/01/10	$500,000	$511,450
Washington, DC, Metro Area Transit Authority, Refunding Revenue Bonds, (National Reinsurance)
5.00%, 1/01/12	1,000,000	1,074,370

Total District of Columbia		1,585,820

MARYLAND—90.6%
CONTINUING CARE—7.7%
Baltimore County, MD, Revenue Bonds (Series A), (Oak Crest Village, Inc.)
5.00%, 1/01/22	1,200,000	1,172,568
Carroll County, MD, Revenue Bonds, (Series A), (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian)
5.38%, 1/01/16	2,000,000	1,954,580
Frederick County, MD, Revenue Bonds, (Series A), (Buckingham’s Choice, Inc.)
5.90%, 1/01/17	1,000,000	946,890
Maryland State Health & Higher Educational Facilities Authority, (Hebrew Home of Greater Washington)/(Landow House, Inc.)
5.80%, 1/01/32	2,135,000	2,137,946
Maryland State Health & Higher Educational Facilities Authority, (Series B), (Peninsula United Methodist)
5.25%, 10/01/13	1,000,000	974,750
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2007A), (King Farm Presbyterian Retirement Community)
5.25%, 1/01/27	1,500,000	1,230,360
5.30%, 1/01/37	1,500,000	1,054,665

Total Continuing Care		9,471,759

DEVELOPMENT—3.9%
Maryland State Community Development Administration, Revenue Bonds, (Series A) (National Reinsurance)
5.00%, 6/01/21	275,000	282,736
Maryland State Economic Development Corp., (Lutheran World Relief, Inc.)
5.25%, 4/01/29	2,100,000	2,023,665
Maryland State Economic Development Corp., (Lutheran World Relief, Inc.)/(Obligated Group)/(PRF 4/1/10 @ 102)
7.13%, 4/01/19	640,000	659,258
Maryland State Economic Development Corp., Revenue Bonds, Maryland Department of Transportation
5.38%, 6/01/19	750,000	816,667
Maryland State IDFA, (Series B), (National Aquarium in Baltimore, Inc.)
5.10%, 11/01/22	1,000,000	1,027,900

Total Development		4,810,226

EDUCATION—4.6%
Maryland State Health & Higher Educational Facilities Authority, (FSA INS)/(Bullis School)
5.25%, 7/01/20	1,585,000	1,620,900
Maryland State Health & Higher Educational Facilities Authority, (Mclean School)
6.00%, 7/01/31	1,500,000	1,468,080
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2006) (Washington Christian Academy)
5.50%, 7/01/38	1,000,000	479,990

Maryland State IDFA, Economic Development Revenue Bonds, (Series 2005A) (Our Lady of Good Counsel High School)
6.00%, 5/01/35	1,000,000	917,450
New Baltimore, MD, Board School Commerce, Revenue Bonds
5.00%, 11/01/13	1,135,000	1,175,826

Total Education		5,662,246

FACILITIES—5.7%
Baltimore County, MD, Convention Center, Refunding Revenue Bonds, (National Reinsurance)
5.38%, 9/01/11	2,910,000	2,949,052
Baltimore County, MD, Convention Center, Revenue Bonds, (Series A), (Baltimore Hotel Corp.)/(XLCA)
5.25%, 9/01/39	2,500,000	2,038,500
Maryland State Stadium Authority, (Ocean City Convention Center)
5.38%, 12/15/15	500,000	502,070
Montgomery County, MD, Revenue Authority Lease, Revenue Bonds
5.00%, 4/01/13	1,330,000	1,485,943

Total Facilities		6,975,565

GENERAL OBLIGATIONS—18.5%
Anne Arundel County, MD, GO Limited, General Improvements
4.50%, 3/01/25	2,000,000	2,108,100
Anne Arundel County, MD, GO LT, AMT
5.50%, 9/01/15 (5)	500,000	500,795
Anne Arundel County, MD, GO UT
5.00%, 3/01/16	1,000,000	1,101,330
Frederick County, MD, GO UT
5.25%, 11/01/19	1,500,000	1,786,350
Frederick County, MD, Refunding GO UT, (Series A)
5.25%, 7/01/13	2,080,000	2,270,736
Harford County, MD, Public Improvements, GO Unlimited Bonds
4.00%, 7/01/20	2,000,000	2,125,040
Howard County, MD, (Series A)
5.25%, 8/15/15	1,800,000	1,924,884
Howard County, MD, GO UT, (Series A), (PRF 2/15/12 @ 100)
5.25%, 8/15/16	1,480,000	1,619,786
Maryland State, (Series A)
5.50%, 3/01/13	2,000,000	2,281,140
Montgomery County, MD, GO Unlimited Bonds, (Series A), (PRF 5/1/17 @ 100)
5.00%, 5/01/19	1,000,000	1,170,410
Queen Annes County, MD, (National Reinsurance)
5.00%, 11/15/16	1,000,000	1,140,590
St. Mary’s County, MD, GO UT, (St. Mary’s Hospital)
5.00%, 10/01/21	1,000,000	1,100,010
St. Mary’s County, MD, Refunding GO UT
5.00%, 10/01/18	2,255,000	2,480,523
Washington Suburban Sanitation District, MD, GO UT
6.00%, 6/01/18	1,000,000	1,241,010

Total General Obligations		22,850,704

GENERAL REVENUE—3.0%
Anne Arundel County, MD, Refunding Revenue Bonds, (National Business Park Project)/(County Guaranty)
5.13%, 7/01/28	2,200,000	2,327,292
Baltimore, MD, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC) 5.25%, 7/01/17	1,000,000	1,114,390
Montgomery County, MD, Special Obligation, Special Tax, (Series A), (Radian) 5.38%, 7/01/20	250,000	244,627

Total General Revenue		3,686,309

HIGHER EDUCATION—6.3%
Frederick County, MD, Revenue Bonds, (Series A), (Mount St. Mary University)/(PRF 3/01/10 @ 101)
5.75%, 9/01/25	1,000,000	1,014,880
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Maryland Institute College of Art)
5.00%, 6/01/36	1,900,000	1,736,505
Maryland State Economic Development Corp., (Series A), (Collegiate Housing)
5.60%, 6/01/10	200,000	200,938
6.00%, 6/01/19	1,000,000	994,970
Maryland State Economic Development Corp., Revenue Bonds, Morgan State University Project (Series A)
6.00%, 7/01/22	500,000	453,910
Maryland State Economic Development Corp., Revenue Bonds, University of Maryland/Baltimore (Series A)
5.75%, 10/01/33	350,000	241,843
St. Mary’s College, MD, Refunding Revenue Bonds, Academic and Auxiliary Fee, (Series A), (AMBAC INS)
4.50%, 9/01/30	2,250,000	2,185,178
University of Maryland, Revenue Bonds, (Series A), (PRF 4/01/10 @ 100)
5.25%, 10/01/11	1,000,000	1,008,770

Total Higher Education		7,836,994

HOUSING—0.0% **
Prince Georges County, MD, Housing Authority, Single Family Mortgage, AMT, (Series A), (GNMA)/(FNMA)/(FHLMC)
5.55%, 12/01/33 (5)	10,000	10,335

MEDICAL—33.3%
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series C), (Upper Chesapeake Medical Center)
5.50%, 1/01/28	2,500,000	2,579,175
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Medlantic/Helix Parents, Inc.)/(FSA INS)
5.25%, 8/15/11	2,000,000	2,005,880
Maryland State Health & Higher Educational Facilities Authority, (Carroll County, MD General Hospital)
6.00%, 7/01/37	2,250,000	2,290,882
Maryland State Health & Higher Educational Facilities Authority, (Carroll Hospital Center)
5.00%, 7/01/40	1,000,000	962,180
Maryland State Health & Higher Educational Facilities Authority, (Frederick Memorial Hospital)
5.00%, 7/01/22	3,000,000	3,016,170
Maryland State Health & Higher Educational Facilities Authority, (Johns Hopkins Hospital)
5.00%, 5/15/26	900,000	908,244
Maryland State Health & Higher Educational Facilities Authority, (Mercy Medical Center)
5.63%, 7/01/31	2,000,000	2,002,200
Maryland State Health & Higher Educational Facilities Authority, (National Reinsurance)/(Howard County General Hospital, MD)
5.00%, 7/01/19	1,500,000	1,500,510
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Union Hospital of Cecil County)
5.00%, 7/01/40	1,000,000	969,560
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Medlantic/Helix Parent, Inc.)/(FSA INS)
5.25%, 8/15/12	1,175,000	1,178,243
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Catholic Health Initiatives)
6.00%, 12/01/13	1,370,000	1,403,634
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Doctors Hospital, Inc.)
5.00%, 7/01/27	1,750,000	1,451,450

Maryland State Health & Higher Educational Facilities Authority, (Series A), (Suburban Hospital)
5.50%, 7/01/16	600,000	651,054
Maryland State Health & Higher Educational Facilities Authority, (Series B), (University of Maryland Medical System)/(AMBAC INS)
5.00%, 7/01/15	1,740,000	1,853,518
Maryland State Health & Higher Educational Facilities Authority, (University of Maryland Medical System)
5.00%, 7/01/12	1,000,000	1,081,200
Maryland State Health & Higher Educational Facilities Authority, ETM, (AMBAC INS)/(Helix Health Systems, Inc.)
5.00%, 7/01/27	3,630,000	4,166,187
Maryland State Health & Higher Educational Facilities Authority, ETM, (Howard County General Hospital, MD)
5.50%, 7/01/13	485,000	515,395
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Medstar, Inc.)
5.00%, 8/15/11	1,000,000	1,042,430
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, ETM, (Series A), (Lifebridge Health, Inc.)
5.00%, 7/01/12	1,000,000	1,099,910
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins Hospital)
5.00%, 5/15/13	1,465,000	1,525,827
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Kennedy Krieger Childrens Hospital)/(Obligated Group)
5.50%, 7/01/33	500,000	463,415
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (MedStar Health, Inc.)
5.25%, 5/15/46	1,000,000	997,980
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Peninsula Regional Medical Center)
5.00%, 7/01/17	1,745,000	1,884,949
5.00%, 7/01/26	1,000,000	1,029,830
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Doctors Community Hospital)
5.00%, 7/01/20	1,000,000	905,970
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Sheppard Pratt Health System)
5.25%, 7/01/35	500,000	497,890
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Western Maryland Health System)/(National Reinsurance FHA 242)
4.00%, 1/01/18	2,000,000	2,006,020
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, ETM, (Frederick Memorial Hospital)/(FGIC INS)
5.25%, 7/01/13	400,000	421,588
Montgomery County, MD, EDA, (Trinity Health Care Group)
5.13%, 12/01/22	600,000	608,520

Total Medical		41,019,811

MULTI-FAMILY HOUSING—0.4%
Howard County, MD, Multifamily Revenue Bonds, (Chase Glen Project)/(Avalon Properties, Inc.)/(Mandatory Tender 7/1/14)
4.90%, 7/01/24	500,000	489,490

POLLUTION CONTROL—1.0%
Prince Georges County, MD, Pollution Control, Potomac Electric Project
5.75%, 3/15/10	1,250,000	1,256,891

TRANSPORTATION—3.4%
Baltimore County, MD, Port Facility, (EI Du Pont de Nemours & Co.)
6.50%, 12/01/10	400,000	402,008
Baltimore County, MD, Port Facility, (Series A), (EI Du Pont de Nemours & Co.)
6.50%, 10/01/11	1,000,000	1,002,940
Maryland State Department of Transportation
5.50%, 2/01/16	1,000,000	1,187,480
Maryland State Department of Transportation, Refunding Revenue Bonds
5.00%, 5/01/15	1,375,000	1,556,362

Total Transportation		4,148,790

WATER & SEWER—2.8%
Baltimore, MD, Wastewater Project Revenue Bonds, (Series B), (National Reinsurance)/(PRF 7/01/15 @ 100)
5.00%, 7/01/22	1,290,000	1,502,682
Baltimore, MD, Wastewater Revenue Bonds, (National Reinsurance FGIC)
6.00%, 7/01/15	1,000,000	1,108,140
Baltimore, MD, Water Projects Revenue Bonds, ETM, (Series A), (FGIC INS)
5.38%, 7/01/15	775,000	887,313

Total Water & Sewer		3,498,135

Total Maryland		111,717,255

PUERTO RICO—4.9%
GENERAL OBLIGATIONS—1.7%
Commonwealth of Puerto Rico, Public Improvements, GO UT, (Series A), (FGIC INS)
5.50%, 7/01/17	2,000,000	2,107,520

GENERAL REVENUE—1.4%
Puerto Rico Public Finance Corp., (Series A), (AMBAC INS)
5.38%, 6/01/19	1,500,000	1,737,090

MULTI-FAMILY HOUSING—1.8%
Puerto Rico Housing Finance Authority, Prerefunded Revenue Bonds, Capital Guaranteed Program, (HUD LN)/(PRF 12/1/13 @ 100)
5.00%, 12/01/18	1,400,000	1,593,788
Puerto Rico Housing Finance Authority, Unrefunded Revenue Bonds, Capital Funding Program, (HUD LN)
5.00%, 12/01/18	600,000	617,724

Total Multi-Family Housing		2,211,512

Total Puerto Rico		6,056,122

WISCONSIN—1.9%
SPECIAL PURPOSE ENTITY—1.9%
Badger, WI, Tobacco Asset Securitization Corp., Revenue Bonds, (PRF 6/1/12 @ 100)
7.00%, 6/01/28	2,000,000	2,275,580

Total Municipal Bonds (Cost $119,199,141)		121,634,777

MONEY MARKET FUND—1.6%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.04% (8) (Cost $1,973,258)	1,973,258	1,973,258

Total Investments—100.3% (Cost $121,172,399)		123,608,035
Other Liabilities Less Assets—(0.3%)		(319,443)

Total Net Assets—100.0%		$123,288,592

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $2,435,636. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $5,253,529 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,817,893.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Municipal Bonds	$—	$121,634,777	$—	$121,634,777
Money Market Fund	1,973,258	—	—	1,973,258

Total	$1,973,258	$121,634,777	$—	$123,608,035

MTB VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS—99.4%
DISTRICT OF COLUMBIA—2.9%
AIRPORT DEVELOPMENT & MAINTENANCE—2.9%
Metropolitan Washington, DC, Airports Authority Revenue Bonds, AMT, (Series D), (FSA INS)
5.38%, 10/01/18 (5)	$245,000	$251,412
5.38%, 10/01/19 (5)	335,000	341,941

Total District Of Columbia		593,353

PUERTO RICO—5.2%
FACILITIES—1.8%
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Refunding Bonds, (Series C), (FGIC INS)
5.50%, 7/01/20	350,000	365,512

GENERAL OBLIGATIONS—0.8%
Commonwealth of Puerto Rico, GO UT, Prerefunded, (Series A), (PRF 7/01/13 @ 100)
5.00%, 7/01/33	150,000	170,271

GENERAL REVENUE—1.3%
Puerto Rico Public Finance Corp., Revenue Bonds, (Series A), (U.S. Treasury and U.S. Government PRF 8/1/2011 @ 100)/(National Reinsurance)
5.00%, 8/01/31	250,000	266,232

TRANSPORTATION—1.3%
Puerto Rico Highway and Transportation Authority, (Series W)
5.50%, 7/01/13	250,000	270,823

Total Puerto Rico		1,072,838

VIRGINIA—91.3%
DEVELOPMENT—4.9%
Chesterfield County, VA, IDA, Revenue Bonds, (Virginia Electric & Power Co.)
4.75%, 11/01/16	50,000	50,659
Frederick County, VA, IDA, Revenue Bonds, (AMBAC INS)
5.00%, 12/01/14	705,000	795,536
Virginia Beach, VA, Development Authority, Social Services Facility, (AMBAC INS)
5.00%, 12/01/17	100,000	101,297
Virginia Beach, VA, Development Authority, Town Center Project Phase I, (Series A)
4.25%, 8/01/13	50,000	53,603

Total Development		1,001,095

EDUCATION—4.0%
Alexandria, VA, IDA, Revenue Bonds, (Episcopal High School)
5.00%, 1/01/29	250,000	256,120
Henrico County, VA, IDA, Revenue Bonds, (The Collegiate School)
5.10%, 10/15/29	120,000	120,082
Virginia State, Public School Authority, Revenue Bonds, (Series B), (School Fing-1997 Resolution)/(National-RE)
5.00%, 8/01/26	400,000	434,764

Total Education		810,966

FACILITIES—4.4%
Henrico County, VA, IDA, Refunding Revenue Bonds, (Series B)
4.50%, 8/01/21	325,000	354,188
Virginia State, Public Building Authority, Public Facility Revenue Bonds, (Series B)
5.00%, 8/01/23	500,000	545,820

Total Facilities		900,008

GENERAL OBLIGATIONS—17.7%
Alexandria, VA, Public Improvements, GO UT, (State Aid Withholding)/(State and Local Government PRF 6/15/2010 @ 101)
5.75%, 6/15/14	500,000	515,500

Arlington County, VA, Public Improvement, GO UT, (State Aid Withholding)/(U. S. Treasury PRF 2/1/2012 @ 100)
5.25%, 2/01/15	350,000	382,287
Hanover County, VA, Public Improvements Refunding Bonds, GO Unlimited
5.00%, 7/15/19	110,000	129,560
Harrisonburg, VA, Public Improvements, GO Unlimited, (FSA State Aid Withholding)
5.00%, 2/01/11	200,000	209,480
Loudoun County, VA, GO Unlimited, (Series A)
5.00%, 7/01/25	400,000	450,700
Loudoun County, VA, GO UT, (Series B), (State Aid Withholding)
5.25%, 12/01/14	500,000	589,365
Newport News, VA, GO Unlimited, Refunding Notes, (Series 2007A)
5.00%, 3/01/19	100,000	112,752
Richmond, VA, Public Improvements, GO Unlimited, Refunding Bonds, (Series B), (FSA INS)
5.00%, 7/15/16	500,000	569,925
Roanoke, VA, GO UT, AMT, (Series B), (National Reinsurance FGIC)
5.00%, 10/01/11 (5)	300,000	314,766
Winchester, VA, Public Improvements, (State and Local Government PRF 6/01/10 @ 101)/(State Aid Withholding)
5.63%, 6/01/18	350,000	360,007

Total General Obligations		3,634,342

GENERAL REVENUE—4.0%
Virginia Beach, VA, Public Improvement, (Series B)
5.00%, 5/01/20	400,000	452,236
Virginia State, Resources Authority Infrastructure Revenue Bonds, (Series A), (VA Pooled Funding Program)
4.00%, 11/01/21	350,000	361,749

Total General Revenue		813,985

HIGHER EDUCATION—5.3%
Fredericksburg, VA, IDA, Revenue Bonds, (Mary Washington College R/E)/(State and Local Government PRF 4/01/2014 @ 100)
5.35%, 4/01/29	250,000	286,650
Virginia College Building Authority, Refunding Revenue Bonds, (National Reinsurance)/(Washington & Lee University)
5.25%, 1/01/31	500,000	587,300
Virginia College Building Authority, Educational Facilities Revenue Bonds, (Series A), (Public Higher Education Funding Program)
5.00%, 9/01/23	200,000	222,900

Total Higher Education		1,096,850

MEDICAL—13.5%
Albemarle County, VA, IDA, (Martha Jefferson Hospital)
5.25%, 10/01/15	650,000	697,593
Albemarle County, VA, IDA, Revenue Bonds, (Westminster-Canterbury of Richmond)
4.63%, 1/01/19	200,000	189,266
Fairfax County, VA, IDA, Refunding Revenue Bonds, (Inova Health System)
5.25%, 8/15/19	720,000	778,695
Fairfax County, VA, IDA, Revenue Bonds, (Inova Health System)
5.00%, 8/15/23	250,000	270,360
Henrico County, VA, EDA, Revenue Bonds, (Series A), (Obligated Group)/(Bon Secours Health System, Inc., St. Francis Medical)/(State and Local Government PRF 11/15/12 @ 100)
5.60%, 11/15/30	5,000	5,649
Henrico County, VA, EDA, Unrefunded Revenue Bonds, (Series A), (Obligated Group)/(Bon Secours Health System, Inc., St. Francis Medical)
5.60%, 11/15/30	245,000	247,815
Virginia Beach, VA, Development Authority, Residential Care Facilities, (Westminster Canterbury)
5.38%, 11/01/32	500,000	457,385
Virginia Beach, VA, Development Authority, (Virginia Beach, VA General Hospital) (AMBAC INS)
5.13%, 2/15/18	110,000	118,438

Total Medical		2,765,201

MULTI-FAMILY HOUSING—5.0%
Arlington County, VA, IDA, Colonial Village Revenue Bonds, AMT, (AHC LP-2)/(FANNIE MAE), Mandatory Tender 11/1/19
5.15%, 11/01/31 (5)	500,000	512,645
Virginia State, Housing Development Authority, Rental Housing , AMT, (Series N), (GO of Authority)
5.13%, 1/01/15 (5)	500,000	509,085

Total Multi-family Housing		1,021,730

POLLUTION CONTROL—3.7%
Chesterfield County, VA, IDA, Pollution Control Revenue Bonds, (Virginia Electric & Power Co.)
5.88%, 6/01/17	200,000	207,500
Southeastern Public Service Authority, VA, Refunding Revenue Bonds, (AMBAC INS.)
5.00%, 7/01/15	500,000	544,620

Total Pollution Control		752,120

TRANSPORTATION—9.9%
Richmond, VA, Metropolitan Authority, Refunding Revenue Bonds, (National Reinsurance FGIC)
5.25%, 7/15/17	400,000	446,976
Virginia Commonwealth Transportation Board, (Series A)
5.00%, 5/15/14	500,000	576,270
Virginia Commonwealth Transportation Board, Revenue Bonds
5.00%, 9/28/15	500,000	581,155
Virginia Commonwealth Transportation Board, Transportation Revenue, (National Reinsurance-IBC)
5.00%, 4/01/15	400,000	431,276

Total Transportation		2,035,677

UTILITIES—4.2%
Richmond, VA, Public Utility Revenue Bonds
5.00%, 1/15/28	470,000	506,383
Virginia State, Resources Authority Infrastructure, Revenue Bonds, (Series A), (Pooled Loan Program)/(U.S. Treasury Obligations)/(PRF 5/01/10 @ 101)
5.10%, 5/01/25	340,000	347,663

Total Utilities		854,046

WATER & SEWER—14.7%
Fairfax County, VA, Water Authority Revenue Bonds, ETM, (Escrowed in U.S. Treasuries COL)
5.80%, 1/01/16	545,000	609,097
Fairfax County, VA, Water Authority Revenue, Refunding Bonds
5.00%, 4/01/21	100,000	116,771
Henrico County, VA, Water & Sewer Revenue, Refunding Bonds
5.00%, 5/01/24	550,000	619,724
Norfolk, VA, Water Revenue Bonds, (National Reinsurance)
5.75%, 11/01/12	500,000	502,120
5.88%, 11/01/15	500,000	502,200
Upper Occoquan Sewage Authority, VA, (Series A), (National Reinsurance)
5.15%, 7/01/20	575,000	670,582

Total Water & Sewer		3,020,494

Total Virginia		18,706,514

Total Municipal Bonds (Cost $19,546,613)		20,372,705

Total Investments—99.4% (Cost $19,546,613)		20,372,705
Other Assets Less Liabilities—0.6%		118,572

Total Net Assets—100.0%		$20,491,277

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $826,092. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $925,353 and net unrealized depreciation from investments for those securities having an excess of cost over value of $99,261.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Municipal Bonds	$—	$20,372,705	$—	$20,372,705

Total	$—	$20,372,705	$—	$20,372,705

MTB INTERMEDIATE-TERM BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITIES—0.8%
FINANCIAL SERVICES—0.8%
BMW Vehicle Lease Trust, Series 2009-1, Class A4,
3.66%, 8/15/13	$1,000,000	$1,036,981

Total Asset-Backed Securities (Cost $999,831)		1,036,981

COLLATERALIZED MORTGAGE OBLIGATIONS—8.1%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)—0.8%
American Tower Trust, Series 2007-1A, Class AFX,
5.42%, 4/15/37 (6,7)	1,000,000	1,025,125

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—6.2%
Series 1920, Class H,
7.00%, 1/15/12	142,013	147,898
Series 2672, Class WA,
4.00%, 9/15/10	382,149	388,024
Series 2872, Class GB,
5.00%, 5/15/28	5,397,446	5,629,815
Series R001, Class AE,
4.38%, 4/15/15	1,814,611	1,846,405

Total Federal Home Loan Mortgage Corporation (FHLMC)		8,012,142

WHOLE LOAN—1.1%
Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1,
5.06%, 2/25/10 (1)	1,769,961	1,468,059

Total Collateralized Mortgage Obligations (Cost $10,608,493)		10,505,326

CORPORATE BONDS—54.1%
AUTO MANUFACTURERS—0.4%
Daimler Finance North America LLC, Company Guaranteed, MTN,
5.75%, 9/08/11	500,000	531,853

BANKS—11.4%
Bank of America Corp., Subordinated,
7.13%, 10/15/11	800,000	860,479
Bank of America Corp., Sr. Unsecured,
7.38%, 5/15/14	750,000	852,711
Bank of America Corp., Unsecured,
6.50%, 8/01/16	1,250,000	1,357,658
BankBoston Capital Trust III, Limited Guaranteed,
1.00%, 3/15/10 (1)	1,000,000	709,644
Barclays, Sr. Unsecured,
2.50%, 1/23/13	1,000,000	1,002,134
Barclays Bank PLC, Series 1, Sr. Unsecured,
5.00%, 9/22/16	500,000	514,707
Barclays Bank PLC, Sr. Unsecured,
6.75%, 5/22/19	500,000	559,262
BB&T Corp., Subordinated,
4.75%, 10/01/12	500,000	529,670
Citigroup, Inc., Sr. Unsecured,
5.50%, 10/15/14	500,000	515,313
Credit Suisse, Sr. Unsecured,
5.30%, 8/13/19	250,000	258,249

Credit Suisse AG, Subordinated,
5.40%, 1/14/20	500,000	500,287
JPMorgan Chase & Co., Sr. Unsecured,
3.70%, 1/20/15	1,000,000	1,011,966
JPMorgan Chase Bank NA, Subordinated, BKNT,
6.00%, 10/01/17	750,000	807,368
Keybank NA, Subordinated, MTN,
5.45%, 3/03/16	1,000,000	971,886
Lloyds TSB Bank PLC, Bank Guaranteed,
5.80%, 1/13/20 (6,7)	500,000	495,370
PNC Bank NA, Subordinated,
6.88%, 4/01/18	500,000	561,873
PNC Funding Corp., Bank Guaranteed,
6.70%, 6/10/19	500,000	572,677
Rabobank Nederland NV, Sr. Notes,
4.75%, 1/15/20 (6,7)	500,000	505,365
State Street Corp., Sr. Unsecured,
4.30%, 5/30/14	250,000	265,147
U.S. Bancorp, Sr. Unsecured,
4.20%, 5/15/14	500,000	527,818
U.S. Bank NA, Sr. Unsecured, MTN,
5.92%, 5/25/12	966,041	1,034,555
U.S. Bank NA, Subordinated,
6.30%, 2/04/14	305,000	345,029

Total Banks		14,759,168

BEVERAGES—1.5%
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed,
6.88%, 11/15/19 (6,7)	500,000	575,264
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed,
5.38%, 1/15/20 (6,7)	500,000	516,996
Diageo Finance BV, Company Guaranteed,
3.25%, 1/15/15	250,000	252,337
Fortune Brands, Inc., Sr. Unsecured,
6.38%, 6/15/14	500,000	544,991

Total Beverages		1,889,588

BUILDING MATERIALS—0.6%
Holcim U.S. Finance Sarl & CIE SCS, Company Guaranteed,
6.00%, 12/30/19 (6,7)	500,000	527,312
Owens Corning, Company Guaranteed,
9.00%, 6/15/19	250,000	288,438

Total Building Materials		815,750

CAPITAL MARKETS—2.4%
Morgan Stanley, Sr. Unsecured,
4.20%, 11/20/14	500,000	504,224
Morgan Stanley, Series G, Notes,
5.50%, 1/26/20	1,000,000	999,814
Jefferies Group, Inc., Sr. Unsecured,
8.50%, 7/15/19	1,425,000	1,618,209

Total Capital Markets		3,122,247

CHEMICALS—0.8%
Ei DU Pont de Nemours & Co., Sr. Unsecured,
4.63%, 1/15/20	500,000	504,286
Potash Corp. of Saskatchewan, Inc., Sr. Unsecured,
4.88%, 3/30/20	500,000	501,201

Total Chemicals		1,005,487

COMMERCIAL SERVICES—0.8%
Iron Mountain, Inc., Company Guaranteed,
8.00%, 6/15/20	1,000,000	1,012,500

COMPUTERS—0.8%
International Business Machines Corp., Sr. Unsecured,
2.10%, 5/06/13	1,000,000	1,007,162

DIVERSIFIED FINANCIAL SERVICES—4.9%
American Express Credit Corp., Sr. Unsecured,
5.13%, 8/25/14	1,000,000	1,067,262
BlackRock, Inc., Series 2, Sr. Unsecured,
5.00%, 12/10/19	500,000	501,777
Cantor Fitzgerald LP, Bonds,
7.88%, 10/15/19 (6,7)	500,000	516,229
Ford Motor Credit Co. LLC, Sr. Unsecured,
8.70%, 10/01/14	500,000	520,000
Ford Motor Credit Co. LLC, Sr. Unsecured,
8.13%, 1/15/20	1,000,000	1,012,500
Harley-Davidson Funding Corp., Company Guaranteed,
5.75%, 12/15/14 (6,7)	500,000	518,206
NASDAQ Omx Group, Inc., Sr. Unsecured,
5.55%, 1/15/20	250,000	248,826
Nissan Motor Acceptance Corp., Sr. Unsecured,
4.50%, 1/30/15 (6,7)	500,000	501,154
SLM Corp., Sr. Unsecured,
5.45%, 4/25/11	1,000,000	995,690
TD Ameritrade Holding Corp., Company Guaranteed,
2.95%, 12/01/12	500,000	504,815

Total Diversified Financial Services		6,386,459

ELECTRIC—2.0%
CenterPoint Energy, Inc., Sr. Unsecured,
6.50%, 5/01/18	125,000	132,879
DTE Energy Co., Sr. Unsecured,
7.63%, 5/15/14	250,000	289,024
Duke Energy Corp., Sr. Unsecured,
6.30%, 2/01/14	250,000	280,840
Exelon Generation Co. LLC, Sr. Unsecured,
6.25%, 10/01/39	500,000	519,540
Kansas Gas & Electric, 1st Mortgage,
6.70%, 6/15/19 (6,7)	250,000	287,398
Progress Energy, Inc., Sr. Unsecured,
6.05%, 3/15/14	1,000,000	1,111,078

Total Electric		2,620,759

ELECTRONICS—0.2%
Thomas & Betts Corp., Sr. Unsecured,
5.63%, 11/15/21	250,000	258,091

ENERGY EQUIPMENT & SERVICES—0.4%
National Oilwell Varco, Inc., Sr. Unsecured,
5.65%, 11/15/12	500,000	517,649

FOOD—2.1%
Kellogg Co., Sr. Unsecured,
4.45%, 5/30/16	250,000	260,947
Kraft Foods, Inc., Sr. Unsecured, 5.63%,
4.45%, 11/01/11	850,000	904,044
Kroger Co., Company Guaranteed,
3.90%, 10/01/15	250,000	255,598
McCormick & Co., Inc., Sr. Unsecured,
5.75%, 12/15/17	500,000	534,676

Ralcorp Holdings, Inc., Sr. Notes,
6.63%, 8/15/39 (6,7)	500,000	513,704
Sysco Corp., Sr. Unsecured,
5.38%, 3/17/19	250,000	272,962

Total Food		2,741,931

HOTELS, RESTAURANTS & LEISURE—0.4%
Hyatt Hotels Corp., Sr. Unsecured,
6.88%, 8/15/19 (6,7)	500,000	538,841

HOUSEHOLD PRODUCTS—0.4%
Clorox Co., Sr. Unsecured,
3.55%, 11/01/15	500,000	507,240

INSURANCE—2.4%
Metropolitan Life Global Funding I, Notes,
2.50%, 1/11/13 (6,7)	500,000	503,167
Prudential Financial, Inc., Sr. Unsecured, MTN,
3.88%, 1/14/15	500,000	503,802
Prudential Financial, Inc., Sr. Unsecured, MTN,
4.75%, 9/17/15	1,000,000	1,044,544
Validus Holdings Ltd., Sr. Unsecured,
8.88%, 1/26/40	1,000,000	1,002,615

Total Insurance		3,054,128

IRON/STEEL—1.2%
ArcelorMittal, Sr. unsecured,
7.00%, 10/15/39	1,500,000	1,543,110

MEDIA—0.8%
COX Enterprises, Inc., Sr. Unsecured,
7.88%, 9/15/10 (6,7)	1,000,000	1,037,132

METAL FABRICATE/HARDWARE—0.2%
Timken Co., Sr. Unsecured,
6.00%, 9/15/14	250,000	268,115

METALS & MINING—1.6%
Newmont Mining Corp., Company Guaranteed,
6.25%, 10/01/39	500,000	502,315
Vale Overseas Ltd., Company Guaranteed,
5.63%, 9/15/19	500,000	510,189
Xstrata Canada Corp., Company Guaranteed,
7.25%, 7/15/12	1,000,000	1,106,520

Total Metals & Mining		2,119,024

MISCELLANEOUS MANUFACTURING—0.4%
Harris Corp., Sr. Unsecured,
6.38%, 6/15/19	250,000	270,526
ITT Corp., Sr. Unsecured,
6.13%, 5/01/19	250,000	277,741

Total Miscellaneous Manufacturing		548,267

MULTI-UTILITIES—0.8%
CenterPoint Energy, Inc., Series B, Sr. Unsecured,
7.25%, 9/01/10	500,000	514,910
Dominion Resources, Inc., Series A, Sr. Unsecured,
5.60%, 11/15/16	500,000	547,194

Total Multi-Utilities		1,062,104

OFFICE/BUSINESS EQUIPMENT—1.2%
Xerox Corp., Sr. Unsecured,
6.88%, 8/15/11	1,250,000	1,341,246
Xerox Corp., Sr. Notes,
5.63%, 12/15/19	250,000	258,999

Total Office/Business Equipment		1,600,245

OIL & GAS—6.7%
Anadarko Finance Co., Series B, Company Guaranteed,
6.75%, 5/01/11	715,000	760,290
Anadarko Petroleum Corp., Sr. Unsecured,
5.75%, 6/15/14	250,000	272,875
Devon Financing Corp. Ulc, Company Guaranteed,
6.88%, 9/30/11	1,000,000	1,090,291
Dolphin Energy Ltd., Sr. Secured,
5.89%, 6/15/19 (6,7)	742,500	759,777
Enterprise Products Operating LLC, Series B, Company Guaranteed,
7.03%, 1/15/68	1,000,000	951,613
Occidental Petroleum Corp., Sr. Unsecured,
4.13%, 6/01/16	500,000	517,190
Petroleos Mexicanos, Notes,
6.00%, 3/05/20 (6,7)	250,000	248,595
Pioneer Natural Resources Co., Sr. Unsecured,
6.88%, 5/01/18	1,000,000	984,799
Rowan Cos., Inc., Sr. Unsecured,
7.88%, 8/01/19	500,000	582,692
Sempra Energy, Sr. Unsecured,
6.50%, 6/01/16	500,000	562,747
Stone Energy Corp., Company Guaranteed,
8.63%, 2/01/17	1,000,000	997,500
Tesoro Corp., Company Guaranteed,
6.50%, 6/01/17	1,000,000	956,250

Total Oil & Gas		8,684,619

OIL & GAS FIELD SERVICES—0.6%
Weatherford International Ltd., Company Guaranteed,
7.00%, 3/15/38	750,000	787,560

PIPELINES—1.2%
Enterprise Products Operating LLC, Company Guaranteed,
6.13%, 10/15/39	500,000	493,920
Kinder Morgan Energy Partners LP, Sr. Unsecured,
6.50%, 9/01/39	500,000	523,959
Spectra Energy Capital LLC, Company Guaranteed,
5.65%, 3/01/20	500,000	524,045

Total Pipelines		1,541,924

REAL ESTATE INVESTMENT TRUSTS (REIT)—3.4%
AvalonBay Communities, Inc., Sr. Unsecured, MTN
5.70%, 3/15/17	250,000	263,406
Boston Properties LP, Sr. Unsecured,
5.88%, 10/15/19 (12)	1,000,000	1,044,380
Digital Realty Trust LP, Bonds,
5.88%, 2/01/20 (6,7)	500,000	493,110
Healthcare Realty Trust, Inc., Sr. Unsecured,
6.50%, 1/17/17	500,000	519,827
HRPT Properties Trust, Sr. Unsecured,
6.65%, 1/15/18	500,000	502,701
Mack-Cali Realty LP, Sr. Unsecured,
7.75%, 8/15/19	250,000	279,237
Simon Property Group LP, Sr. Unsecured,
5.65%, 2/01/20	500,000	504,448
Simon Property Group, LP, Sr. Unsecured,
6.75%, 5/15/14	750,000	831,280

Total Real Estate Investment Trusts (REIT)		4,438,389

RETAIL—1.3%
Staples, Inc., Company Guaranteed,
7.75%, 4/01/11	250,000	267,960
Yum! Brands, Inc., Sr. Unsecured,
8.88%, 4/15/11	1,000,000	1,081,872
Yum! Brands, Inc., Sr. Unsecured,
5.30%, 9/15/19	250,000	259,063

Total Retail		1,608,895

TELECOMMUNICATIONS—1.9%
American Tower Corp., Sr. Unsecured,
4.63%, 4/01/15	250,000	257,420
CenturyTel, Inc., Series Q, Sr. Unsecured,
6.15%, 9/15/19	250,000	260,065
Qwest Communications International, Inc., Company Guaranteed,
7.13%, 4/01/18 (6,7)	1,000,000	980,000
Sprint Capital Corp., Company Guaranteed,
7.63%, 1/30/11	1,000,000	1,017,500

Total Telecommunications		2,514,985

TRANSPORTATION—1.3%
Canadian National Railway Co., Sr. Unsecured,
5.85%, 11/15/17	500,000	550,282
Korea Railroad Corp., Sr. Unsecured,
5.38%, 5/15/13 (6,7)	500,000	531,536
Norfolk Southern Corp., Sr. Unsecured,
5.90%, 6/15/19	250,000	275,394
Union Pacific Corp., Sr. Unsecured,
5.75%, 11/15/17	250,000	270,906

Total Transportation		1,628,118

Total Corporate Bonds (Cost $67,159,502)		70,151,340

ENHANCED EQUIPMENT TRUST CERTIFICATES—1.3%
AIRLINES—1.3%
Continental Airlines, Inc., Series A, Pass-Thru Certificates,
7.25%, 11/10/19	250,000	259,844
Delta Air Lines, Inc., Series A, Pass-Thru Certificates,
7.75%, 12/17/19	500,000	528,438
Delta Air Lines, Inc., Series 071A, Pass-Thru Certificates,
6.82%, 8/10/22	875,352	846,356

Total Enhanced Equipment Trust Certificates (Cost $1,613,535)		1,634,638

MORTGAGE-BACKED SECURITIES—29.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—13.8%
Pool A18401,
6.00%, 2/01/34	231,240	250,087
Pool C90293,
7.50%, 9/01/19	356,275	392,418
Pool C90504,
6.50%, 12/01/21	158,133	171,784
Pool E76204,
5.50%, 4/01/14	2,215	2,340
Pool E83022,
6.00%, 4/01/16	94,778	101,864
Pool E92817,
5.00%, 12/01/17	649,081	694,719
Pool G03703,
5.50%, 12/01/37	3,394,331	3,605,628
Pool G11311,
5.00%, 10/01/17	484,682	518,761

Pool G12709,
5.00%, 7/01/22	5,375,147	5,702,695
Pool G13077,
5.50%, 4/01/23	6,023,625	6,444,526

Total Federal Home Loan Mortgage Corporation (FHLMC)		17,884,822

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—14.6%
Pool 254240,
7.00%, 3/01/32	239,315	264,742
Pool 256674,
6.00%, 4/01/37	3,744,067	4,014,810
Pool 303831,
6.00%, 4/01/11	20,443	20,942
Pool 313224,
7.00%, 12/01/11	28,050	29,063
Pool 424286,
6.50%, 6/01/13	19,253	20,526
Pool 526062,
7.50%, 12/01/29	31,945	35,437
Pool 619054,
5.50%, 2/01/17	322,719	347,932
Pool 832365,
5.50%, 8/01/20	3,084,001	3,307,591
Pool 838741,
5.00%, 9/01/20	2,828,125	3,011,953
Pool 839291,
5.00%, 9/01/20	89,330	95,137
Pool 885704,
6.00%, 10/01/36	4,932,039	5,294,852
Pool 933147,
5.50%, 10/01/37	2,375,757	2,520,975

Total Federal National Mortgage Association (FNMA)		18,963,960

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)—0.7%
Pool 2616,
7.00%, 7/20/28	135,139	149,284
Pool 2701,
6.50%, 1/20/29	258,979	282,645
Pool 426727,
7.00%, 2/15/29	33,287	36,774
Pool 780825,
6.50%, 7/15/28	281,164	306,819
Pool 781231,
7.00%, 12/15/30	125,853	139,015

Total Government National Mortgage Association (GNMA)		914,537

Total Mortgage-Backed Securities (Cost $35,438,444)		37,763,319

U.S. TREASURY—2.4%
INFLATION INDEXED BONDS—0.7%
1.63%, 1/15/15	500,000	595,502
3.00%, 7/15/12	180,000	234,539

Total Inflation Indexed Bonds		830,041

U.S. TREASURY NOTE—1.7%
2.63%, 12/31/14 (12)	1,000,000	1,015,312
3.38%, 11/15/19 (12)	1,250,000	1,226,953

Total U.S. Treasury Note		2,242,265

Total U.S. Treasury (Cost $3,014,903)		3,072,306

REPURCHASE AGREEMENT—3.5%
Interest in $4,539,351 repurchase agreement 0.11%, dated 1/29/10 under which Credit Suisse First Boston LLC will repurchase a U.S. Government security maturing on 2/15/36 for $4,539,393 on 2/01/10. The market value of the underlying securities at the end of the period was $4,630,212. (Cost $4,539,351)	4,539,351

Total Investments in Securities—99.3% (Cost $123,374,059)	128,703,261

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN—2.6% (13)
REPURCHASE AGREEMENT—2.6%
Interest in $3,372,000 repurchase agreement 0.12%, dated 1/29/10 under which BNP Paribas Securities Corp., will repurchase U.S. Government securities with various maturities from 12/01/17 to 1/01/48 for $3,372,034 on 2/01/10. The market value of the underlying securities at the end of the period was $3,439,440. (Cost $3,372,000)	3,372,000

Total Investments—101.9% (Cost $126,746,059)	132,075,261
Other Liabilities Less Assets—(1.9%)	(2,420,922)

Total Net Assets—100.0%	$129,654,339

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $5,329,202. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $5,991,865 and net unrealized depreciation from investments for those securities having an excess of cost over value of $662,663.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$—	$1,036,981	$—	$1,036,981
Collateralized Mortgage Obligations	—	10,505,326	—	10,505,326
Corporate Bonds	—	70,151,340	—	70,151,340
Enhanced Equipment Trust Certificates	—	1,634,638	—	1,634,638
Mortgage-Backed Securities	—	37,763,319	—	37,763,319
U.S. Treasury	—	3,072,306	—	3,072,306
Repurchase Agreement		4,539,351	—	4,539,351
Cash Collateral Invested for Securities on Loan	—	3,372,000	—	3,372,000

Total	$—	$132,075,261	$—	$132,075,261

MTB INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITIES—0.8%
FINANCIAL SERVICES—0.8%
Daimler Chrysler Auto Trust, Series 2008-B, Class A2A,
3.81%, 7/08/11	$336,233	$337,945
LA Arena Funding LLC, Series 1999-1, Class A,
7.66%, 12/15/26 (6,7)	1,486,667	1,404,224

Total Asset-Backed Securities (Cost $1,822,887)		1,742,169

COLLATERALIZED MORTGAGE OBLIGATIONS—9.2%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)—1.7%
American Tower Trust, Series 2007-1A, Class AFX,
5.42%, 4/15/37 (6,7)	1,000,000	1,025,125
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2,
5.63%, 4/10/49	1,500,000	1,527,713
Morgan Stanley Capital I, Series 2005-T19, Class AAB,
4.85%, 6/12/47	950,000	990,997

Total Commercial Mortgage-Backed Securities (CMBS)		3,543,835

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—0.1%
Series 1920, Class H,
7.00%, 1/15/12	142,014	147,898

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—2.5%
5.00%, 2/13/36	5,000,000	5,196,875
Series 1988-23, Class C,
9.75%, 9/25/18	12,688	14,150

Total Federal National Mortgage Association (FNMA)		5,211,025

WHOLE LOAN—4.9%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1,
4.48%, 2/25/10 (1)	598,099	527,402
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1,
4.50%, 6/25/19	3,864,487	3,859,395
GSR Mortgage Loan Trust, Series 2006-2F, Class 2A15,
5.75%, 2/25/36	732,511	734,125
Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1,
5.06%, 2/25/10 (1)	1,769,961	1,468,060
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8,
4.75%, 11/25/18	330,523	330,745
WaMu Mortgage Pass-Through Certificates, Series 2004-CB1, Class 1A,
5.25%, 6/25/19	3,343,908	3,399,237

Total Whole Loan		10,318,964

Total Collateralized Mortgage Obligations (Cost $19,141,859)		19,221,722

COMMERCIAL PAPER—0.4% (4)
ASSET-BACKED SECURITIES—0.4%
CAFCO LLC
0.16%, 2/04/10 (6,7)	700,000	699,987

Total Commercial Paper (Cost $699,990)		699,987

CORPORATE BONDS—58.0%
AEROSPACE & DEFENSE—0.7%
BAE Systems Holdings, Inc., Company Guaranteed,
6.38%, 6/01/19 (6,7)	500,000	548,618

United Technologies Corp., Sr. Unsecured,
4.38%, 5/01/10	1,000,000	1,009,950

Total Aerospace & Defense		1,558,568

AUTO MANUFACTURERS—0.2%
Daimler Finance North America LLC, Company Guaranteed, MTN,
5.75%, 9/08/11	500,000	531,853

BANKS—11.2%
Bank of America Corp., Subordinated,
7.13%, 10/15/11	200,000	215,120
Bank of America Corp., Sr. Unsecured,
7.38%, 5/15/14	750,000	852,711
Bank of America Corp., Unsecured,
6.50%, 8/01/16	1,250,000	1,357,658
Bank of New York Institutional Capital Trust A, Jr. Subordinated Notes,
7.78%, 12/01/26 (6,7)	1,500,000	1,450,038
BankBoston Capital Trust III, Limited Guaranteed,
1.00%, 3/15/10 (1)	900,000	638,679
Barclays, Sr. Unsecured,
2.50%, 1/23/13	1,000,000	1,002,134
Barclays Bank PLC, Series 1, Sr. Unsecured,
5.00%, 9/22/16	500,000	514,707
Barclays Bank PLC, Sr. Unsecured,
6.75%, 5/22/19	500,000	559,262
BB&T Corp., Sr. Unsecured,
3.85%, 7/27/12	1,000,000	1,046,357
BB&T Corp., Subordinated,
4.75%, 10/01/12	500,000	529,670
BB&T Corp., Sr. Unsecured, MTN,
6.85%, 4/30/19	1,500,000	1,738,690
Capital One Financial Corp., Sr. Unsecured,
7.38%, 5/23/14	250,000	287,387
Citigroup, Inc., Sr. Unsecured,
5.50%, 4/11/13	1,000,000	1,049,913
Citigroup, Inc., Sr. Unsecured,
5.50%, 10/15/14	500,000	515,313
Citigroup, Inc., Unsecured,
8.50%, 5/22/19	1,000,000	1,168,846
Credit Suisse, Sr. Unsecured,
5.50%, 5/01/14	1,000,000	1,092,566
Credit Suisse, Sr. Unsecured,
5.30%, 8/13/19	250,000	258,249
Credit Suisse AG, Subordinated,
5.40%, 1/14/20	500,000	500,287
Goldman Sachs Group, Inc., Sr. Unsecured,
5.25%, 4/01/13	1,000,000	1,076,987
Goldman Sachs Group, Inc., Notes, MTN,
6.00%, 5/01/14	500,000	549,467
JPMorgan Chase & Co., Sr. Unsecured,
3.70%, 1/20/15	1,000,000	1,011,966
JPMorgan Chase Bank NA, Subordinated, BKNT,
6.00%, 10/01/17	750,000	807,368

Keybank NA, Subordinated, MTN,
5.45%, 3/03/16	1,000,000	971,886
Lloyds TSB Bank PLC, Bank Guaranteed,
5.80%, 1/13/20 (6,7)	500,000	495,370
PNC Bank NA, Subordinated,
6.88%, 4/01/18	1,000,000	1,123,745
PNC Funding Corp., Bank Guaranteed, BKNT,
6.70%, 6/10/19	500,000	572,677
Rabobank Nederland NV, Sr. Notes,
4.75%, 1/15/20 (6,7)	500,000	505,365
State Street Corp., Sr. Unsecured,
4.30%, 5/30/14	250,000	265,147
U.S. Bancorp, Sr. Unsecured,
4.20%, 5/15/14	500,000	527,818
U.S. Bank NA, Sr. Unsecured, MTN,
5.92%, 5/25/12	644,028	689,703

Total Banks		23,375,086

BEVERAGES—1.5%
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed,
6.88%, 11/15/19 (6,7)	500,000	575,264
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed,
5.38%, 1/15/20 (6,7)	500,000	516,996
Bottling Group LLC, Company Guaranteed,
5.13%, 1/15/19	500,000	526,932
Coca-Cola Co., Sr. Unsecured,
4.88%, 3/15/19	750,000	791,858
Diageo Finance BV, Company Guaranteed,
3.25%, 1/15/15	250,000	252,337
Fortune Brands, Inc., Sr. Unsecured,
6.38%, 6/15/14	500,000	544,991

Total Beverages		3,208,378

BUILDING MATERIALS—0.4%
Holcim U.S. Finance Sarl & CIE SCS, Company Guaranteed,
6.00%, 12/30/19 (6,7)	500,000	527,312
Owens Corning, Company Guaranteed,
9.00%, 6/15/19	250,000	288,438

Total Building Materials		815,750

CAPITAL MARKETS—1.5%
Morgan Stanley, Sr. Unsecured,
4.20%, 11/20/14	500,000	504,224
Morgan Stanley, Series G, Notes, MTN,
5.50%, 1/26/20	1,000,000	999,814
Jefferies Group, Inc., Sr. Unsecured,
8.50%, 7/15/19	1,450,000	1,646,599

Total Capital Markets		3,150,637

CHEMICALS—0.9%
Dow Chemical Co., Sr. Unsecured,
8.55%, 5/15/19	500,000	598,971
Dow Chemical Co., Sr. Unsecured,
9.40%, 5/15/39	250,000	331,557
Ei DU Pont de Nemours & Co., Sr. Unsecured,
4.63%, 1/15/20	500,000	504,286
Potash Corp. of Saskatchewan, Inc., Sr. Unsecured,
4.88%, 3/30/20	500,000	501,201

Total Chemicals		1,936,015

COMMERCIAL SERVICES—0.7%
Board of Trustees of The Leland Stanford Junior University, Bonds,
4.75%, 5/01/19	500,000	525,753

Iron Mountain, Inc., Company Guaranteed,
8.00%, 6/15/20	1,000,000	1,012,500

Total Commercial Services		1,538,253

COMPUTERS—0.5%
International Business Machines Corp., Sr. Unsecured,
2.10%, 5/06/13	1,000,000	1,007,162

COSMETICS/PERSONAL CARE—0.5%
Procter & Gamble Co., Sr. Unsecured,
5.80%, 8/15/34	1,000,000	1,079,787

DIVERSIFIED FINANCIAL SERVICES—6.1%
American Express Credit Corp., Sr. Unsecured,
5.13%, 8/25/14	1,000,000	1,067,262
ASIF Global Financing XIX, Sr. Secured,
4.90%, 1/17/13 (6,7)	1,175,000	1,117,719
BlackRock, Inc., Series 2, Sr. Unsecured,
5.00%, 12/10/19	500,000	501,777
Cantor Fitzgerald LP, Bonds,
7.88%, 10/15/19 (6,7)	500,000	516,229
FMR LLC, Sr. Unsecured,
6.45%, 11/15/39 (6,7)	1,000,000	955,278
Ford Motor Credit Co. LLC, Sr. Unsecured,
8.70%, 10/01/14	500,000	520,000
Ford Motor Credit Co. LLC, Sr. Unsecured,
8.13%, 1/15/20	1,000,000	1,012,500
General Electric Capital Corp., Subordinated,
6.38%, 11/15/67	1,000,000	885,000
Harley-Davidson Funding Corp., Company Guaranteed,
5.75%, 12/15/14 (6,7)	500,000	518,206
International Lease Finance Corp., Sr. Unsecured,
5.88%, 5/01/13	1,150,000	966,000
JPMorgan Chase Capital XVIII, Series R, Limited Guaranteed,
6.95%, 8/17/36	1,000,000	998,748
MBNA Capital, Series A, Bank Guaranteed,
8.28%, 12/01/26	1,000,000	995,000
NASDAQ Omx Group, Inc., Sr. Unsecured,
5.55%, 1/15/20	250,000	248,826
Nissan Motor Acceptance Corp., Sr. Unsecured,
4.50%, 1/30/15 (6,7)	500,000	501,154
SLM Corp., Series A, Sr. Unsecured, MTN,
4.50%, 7/26/10	500,000	501,533
SLM Corp., Sr. Unsecured,
5.45%, 4/25/11	1,000,000	995,690
TD Ameritrade Holding Corp., Company Guaranteed,
2.95%, 12/01/12	500,000	504,815

Total Diversified Financial Services		12,805,737

ELECTRIC—2.8%
American Electric Power Co., Inc., Series C, Sr. Unsecured,
5.38%, 3/15/10	250,000	251,390
CenterPoint Energy, Inc., Series B, Sr. Unsecured,
6.85%, 6/01/15	1,250,000	1,379,046
CenterPoint Energy, Inc., Sr. Unsecured,
6.50%, 5/01/18	125,000	132,879
DTE Energy Co., Sr. Unsecured,
7.63%, 5/15/14	250,000	289,024
Duke Energy Corp., Sr. Unsecured,
6.30%, 2/01/14	250,000	280,840

Exelon Generation Co. LLC, Sr. Unsecured,
6.25%, 10/01/39	500,000	519,540
Kansas Gas & Electric, 1st Mortgage,
6.70%, 6/15/19 (6,7)	250,000	287,398
PPL Electric Utilities Corp., 1st Mortgage,
6.25%, 5/15/39	500,000	550,363
Progress Energy, Inc., Sr. Unsecured,
6.05%, 3/15/14	1,000,000	1,111,078
Puget Sound Energy, Inc., Sr. Secured,
5.76%, 10/01/39	250,000	249,643
Virginia Electric & Power Co., Sr. Unsecured,
8.88%, 11/15/38	500,000	710,715

Total Electric		5,761,916

ELECTRICAL COMPONENTS & EQUIPMENT—0.1%
Emerson Electric Co., Sr. Unsecured,
6.13%, 4/15/39	200,000	215,270

ELECTRONICS—0.1%
Thomas & Betts Corp., Sr. Unsecured,
5.63%, 11/15/21	250,000	258,091

ENERGY EQUIPMENT & SERVICES—0.7%
National Oilwell Varco, Inc., Sr. Unsecured,
5.65%, 11/15/12	1,500,000	1,552,946

FOOD—2.3%
General Mills, Inc., Sr. Unsecured,
6.00%, 2/15/12	500,000	546,725
General Mills, Inc., Sr. Unsecured,
5.65%, 2/15/19	250,000	271,084
Kellogg Co., Sr. Unsecured,
4.45%, 5/30/16	250,000	260,947
Kellogg Co., Sr. Unsecured,
4.15%, 11/15/19	500,000	501,783
Kraft Foods, Inc., Sr. Unsecured,
5.63%, 11/01/11	1,000,000	1,063,581
Kroger Co., Company Guaranteed,
3.90%, 10/01/15	250,000	255,598
Kroger Co., Company Guaranteed,
8.00%, 9/15/29	500,000	603,670
McCormick & Co., Inc., Sr. Unsecured,
5.75%, 12/15/17	500,000	534,676
Ralcorp Holdings, Inc., Sr. Notes,
6.63%, 8/15/39 (6,7)	500,000	513,704
Sysco Corp., Sr. Unsecured,
5.38%, 3/17/19	250,000	272,962

Total Food		4,824,730

HOTELS, RESTAURANTS & LEISURE—0.3%
Hyatt Hotels Corp., Sr. Unsecured,
6.88%, 8/15/19 (6,7)	500,000	538,841

HOUSEHOLD PRODUCTS—0.2%
Clorox Co., Sr. Unsecured,
3.55%, 11/01/15	500,000	507,240

INSURANCE—2.3%
Metropolitan Life Global Funding I, Notes,
2.50%, 1/11/13 (6,7)	500,000	503,167
Prudential Financial, Inc., Sr. Unsecured, MTN,
3.88%, 1/14/15	500,000	503,802
Prudential Financial, Inc., Sr. Unsecured,
6.20%, 1/15/15	500,000	552,318

Prudential Financial, Inc., Sr. Unsecured, MTN,
4.75%, 9/17/15	1,000,000	1,044,544
Travelers Cos., Inc., Sr. Unsecured,
8.13%, 4/15/10	1,275,000	1,294,248
Validus Holdings Ltd., Sr. Unsecured,
8.88%, 1/26/40	1,000,000	1,002,615

Total Insurance		4,900,694

IRON/STEEL—0.7%
ArcelorMittal, Sr. Unsecured,
7.00%, 10/15/39	1,500,000	1,543,110

MEDIA—4.4%
Comcast Corp., Company Guaranteed,
5.90%, 3/15/16	1,000,000	1,096,006
Comcast Corp., Company Guaranteed,
5.70%, 7/01/19	1,500,000	1,589,175
COX Enterprises, Inc., Sr. Unsecured,
7.88%, 9/15/10 (6,7)	1,000,000	1,037,132
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed,
5.88%, 10/01/19 (6,7)	1,000,000	1,054,279
News America, Inc., Company Guaranteed,
6.90%, 8/15/39 (6,7)	500,000	553,137
Time Warner Cable, Inc., Company Guaranteed,
8.25%, 4/01/19	1,000,000	1,207,337
Time Warner Cable, Inc., Company Guaranteed,
6.75%, 6/15/39	500,000	532,259
Viacom, Inc., Sr. Unsecured,
5.63%, 9/15/19	1,000,000	1,056,257
Walt Disney Co., Series C, Sr. Unsecured, MTN,
5.70%, 7/15/11	1,000,000	1,070,586

Total Media		9,196,168

METALS & MINING—1.5%
Xstrata Finance Canada Ltd., Company Guaranteed,
6.90%, 11/15/37 (6,7)	500,000	519,374
Newmont Mining Corp., Company Guaranteed,
6.25%, 10/01/39	500,000	502,314
Rio Tinto Finance USA Ltd., Company Guaranteed,
9.00%, 5/01/19	750,000	959,275
Vale Overseas Ltd., Company Guaranteed,
5.63%, 9/15/19	500,000	510,189
Xstrata Canada Corp., Company Guaranteed,
7.25%, 7/15/12	500,000	553,260

Total Metals & Mining		3,044,412

MISCELLANEOUS MANUFACTURING—0.3%
Harris Corp., Sr. Unsecured,
6.38%, 6/15/19	250,000	270,526
ITT Corp., Sr. Unsecured,
6.13%, 5/01/19	250,000	277,741

Total Miscellaneous Manufacturing		548,267

MULTI-UTILITIES—0.3%
Dominion Resources, Inc., Series A, Sr. Unsecured,
5.60%, 11/15/16	500,000	547,194

OFFICE/BUSINESS EQUIPMENT—0.9%
Xerox Corp., Sr. Unsecured,
6.88%, 8/15/11	1,500,000	1,609,495

Xerox Corp., Sr. Notes,
5.63%, 12/15/19	250,000	258,999

Total Office/Business Equipment		1,868,494

OIL & GAS—5.2%
Anadarko Petroleum Corp., Sr. Unsecured,
5.75%, 6/15/14	250,000	272,875
ConocoPhillips, Sr. Unsecured,
8.75%, 5/25/10	1,000,000	1,026,759
Dolphin Energy Ltd., Sr. Secured,
5.89%, 6/15/19 (6,7)	742,500	759,777
Enterprise Products Operating LLC, Series B, Company Guaranteed,
7.03%, 1/15/68	1,000,000	951,613
Occidental Petroleum Corp., Sr. Unsecured,
4.13%, 6/01/16	500,000	517,190
Petroleos Mexicanos, Notes,
6.00%, 3/05/20 (6,7)	250,000	248,595
Petroleum Co of Trinidad & Tobago Ltd., Sr. Unsecured,
9.75%, 8/14/19 (6,7)	1,000,000	1,132,500
Pioneer Natural Resources Co., Sr. Unsecured,
6.88%, 5/01/18	1,000,000	984,799
Rowan Cos., Inc., Sr. Unsecured,
7.88%, 8/01/19	500,000	582,692
Sempra Energy, Sr. Unsecured,
6.50%, 6/01/16	500,000	562,747
Stone Energy Corp., Company Guaranteed,
8.63%, 2/01/17	1,000,000	997,500
Tesoro Corp., Company Guaranteed,
6.50%, 6/01/17	1,000,000	956,250
Valero Energy Corp., Company Guaranteed,
10.50%, 3/15/39	500,000	671,323
XTO Energy, Inc., Sr. Unsecured,
6.50%, 12/15/18	1,000,000	1,151,766

Total Oil & Gas		10,816,386

OIL & GAS FIELD SERVICES—1.1%
NuStar Pipeline Operating Partnership, LP, Sr. Unsecured,
5.88%, 6/01/13	1,250,000	1,330,976
Weatherford International Ltd., Company Guaranteed,
7.00%, 3/15/38	1,000,000	1,050,080

Total Oil & Gas Field Services		2,381,056

OIL & GAS SERVICES - 1.1%
Halliburton Co., Sr. Unsecured,
5.50%, 10/15/10	1,000,000	1,036,470
Smith International, Inc., Sr. Unsecured,
8.63%, 3/15/14	1,000,000	1,185,894

Total Oil & Gas Services		2,222,364

PHARMACEUTICALS—0.6%
Abbott Laboratories, Sr. Unsecured,
5.13%, 4/01/19	1,000,000	1,056,196
Merck & Co., Inc., Sr. Unsecured,
5.85%, 6/30/39	250,000	266,803

Total Pharmaceuticals		1,322,999

PIPELINES—1.0%
Enterprise Products Operating LLC, Company Guaranteed,
6.13%, 10/15/39	500,000	493,920
Kinder Morgan Energy Partners LP, Sr. Unsecured,
6.85%, 2/15/20	500,000	567,745

Kinder Morgan Energy Partners LP, Sr. Unsecured,
6.50%, 9/01/39	500,000	523,959
Spectra Energy Capital LLC, Company Guaranteed,
5.65%, 3/01/20	500,000	524,045

Total Pipelines		2,109,669

REAL ESTATE INVESTMENT TRUSTS (REIT)—2.4%
AvalonBay Communities, Inc., Sr. Unsecured, MTN,
5.70%, 3/15/17	250,000	263,406
Boston Properties LP, Sr. Unsecured,
5.88%, 10/15/19 (12)	1,000,000	1,044,380
Boston Properties, LP, Sr. Unsecured,
5.00%, 6/01/15	650,000	665,907
Digital Realty Trust LP, Bonds,
5.88%, 2/01/20 (6,7)	500,000	493,110
Healthcare Realty Trust, Inc., Sr. Unsecured,
6.50%, 1/17/17	500,000	519,827
HRPT Properties Trust, Sr. Unsecured,
6.65%, 1/15/18	500,000	502,701
Mack-Cali Realty LP, Sr. Unsecured,
7.75%, 8/15/19	250,000	279,237
Simon Property Group LP, Sr. Unsecured,
5.65%, 2/01/20	500,000	504,448
Simon Property Group, LP, Sr. Unsecured,
6.75%, 5/15/14	750,000	831,280

Total Real Estate Investment Trusts (REIT)		5,104,296

RETAIL—1.2%
McDonald’s Corp., Sr. Unsecured, MTN,
6.30%, 3/01/38	1,000,000	1,111,946
Staples, Inc., Company Guaranteed,
7.75%, 4/01/11	250,000	267,960
Yum! Brands, Inc., Sr. Unsecured,
8.88%, 4/15/11	802,000	867,662
Yum! Brands, Inc., Sr. Unsecured,
5.30%, 9/15/19	250,000	259,063

Total Retail		2,506,631

SOFTWARE—0.3%
Oracle Corp., Sr. Unsecured,
3.75%, 7/08/14	500,000	523,211

TELECOMMUNICATIONS—2.6%
American Tower Corp., Sr. Unsecured,
4.63%, 4/01/15	250,000	257,420
AT&T, Inc., Sr. Unsecured,
6.70%, 11/15/13	1,000,000	1,145,960
Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsecured,
8.50%, 11/15/18	500,000	632,753
CenturyTel, Inc., Series Q, Sr. Unsecured,
6.15%, 9/15/19	250,000	260,065
Qwest Communications International, Inc., Company Guaranteed,
7.13%, 4/01/18 (6,7)	1,000,000	980,000
Sprint Capital Corp., Company Guaranteed,
7.63%, 1/30/11	1,000,000	1,017,500
Verizon Communications, Inc., Sr. Unsecured,
6.35%, 4/01/19	1,000,000	1,113,428

Total Telecommunications		5,407,126

TRANSPORTATION—1.4%
Burlington Northern Santa Fe Corp., Sr. Unsecured,
6.20%, 8/15/36	1,000,000	1,058,556

Korea Railroad Corp., Sr. Unsecured,
5.38%, 5/15/13 (6,7)	500,000	531,536
Norfolk Southern Corp., Sr. Unsecured,
5.90%, 6/15/19	250,000	275,394
Union Pacific Corp., Sr. Unsecured,
5.75%, 11/15/17	900,000	975,261

Total Transportation		2,840,747

Total Corporate Bonds (Cost $115,377,754)		121,549,084

ENHANCED EQUIPMENT TRUST CERTIFICATES—0.8%
AIRLINES—0.8%
Continental Airlines, Inc., Series A, Pass-Thru Certificates,
7.25%, 11/10/19	250,000	259,844
Delta Air Lines, Inc., Series 071A, Pass-Thru Certificates,
6.82%, 8/10/22	437,676	423,178
Delta Air Lines, Inc., Series A, Pass-Thru Certificates,
7.75%, 12/17/19	500,000	528,437
United Air Lines, Inc., Pass-Thru Certificates,
9.75%, 1/15/17	500,000	526,250

Total Enhanced Equipment Trust Certificates (Cost $1,687,676)		1,737,709

MORTGAGE-BACKED SECURITIES—21.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION—3.0%
5.00%, 2/15/35	6,000,000	6,236,250

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—11.0%
Pool A13990,
4.50%, 10/01/33	304,494	310,600
Pool A83578,
5.00%, 12/01/38	971,530	1,011,787
Pool B17616,
5.50%, 1/01/20	401,652	431,914
Pool C00478,
8.50%, 9/01/26	39,849	44,350
Pool C01272,
6.00%, 12/01/31	232,906	252,552
Pool C79603,
6.00%, 2/01/33	168,742	182,495
Pool E00560,
6.00%, 7/01/13	90,372	95,669
Pool G02296,
5.00%, 6/01/36	2,654,154	2,765,794
Pool G02976,
5.50%, 6/01/37	2,204,966	2,343,603
Pool G02988,
6.00%, 5/01/37	2,073,313	2,226,091
Pool G03703,
5.50%, 12/01/37	1,018,299	1,081,688
Pool G04338,
5.50%, 5/01/38	9,235,045	9,809,926
Pool G04776,
5.50%, 7/01/38	1,462,405	1,553,440
Pool G12709,
5.00%, 7/01/22	826,035	876,371

Total Federal Home Loan Mortgage Corporation (FHLMC)		22,986,280

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—7.5%
Pool 254007,
6.50%, 10/01/31	106,453	116,297
Pool 254759,
4.50%, 6/01/18	615,125	652,110

Pool 329794,
7.00%, 2/01/26	131,993	147,331
Pool 346537,
6.00%, 5/01/11	56,060	60,345
Pool 398162,
6.50%, 1/01/28	41,399	45,098
Pool 398938,
6.50%, 10/01/27	28,078	30,587
Pool 402255,
6.50%, 12/01/27	9,024	9,830
Pool 535939,
6.00%, 5/01/16	214,733	231,952
Pool 638023,
6.50%, 4/01/32	306,335	334,495
Pool 642345,
6.50%, 5/01/32	271,224	295,796
Pool 651292,
6.50%, 7/01/32	286,006	311,918
Pool 686398,
6.00%, 3/01/33	469,835	507,776
Pool 688987,
6.00%, 5/01/33	722,160	780,477
Pool 695818,
5.00%, 4/01/18	1,185,580	1,269,311
Pool 885704,
6.00%, 10/01/36	2,466,019	2,647,426
Pool 889982,
5.50%, 11/01/38	2,831,562	3,004,641
Pool 889995,
5.50%, 9/01/38	4,171,537	4,426,522
Pool 975207,
5.00%, 3/01/23	905,457	958,370

Total Federal National Mortgage Association (FNMA)		15,830,282

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)—0.4%
Pool 2077,
7.00%, 9/20/25	31,986	35,458
Pool 354677,
7.50%, 10/15/23	84,769	93,479
Pool 354713,
7.50%, 12/15/23	42,578	46,953
Pool 354765,
7.00%, 2/15/24	118,922	131,240
Pool 354827,
7.00%, 5/15/24	110,256	121,676
Pool 360869,
7.50%, 5/15/24	35,348	39,972
Pool 361843,
7.50%, 10/15/24	75,183	85,016
Pool 373335,
7.50%, 5/15/22	28,438	32,064
Pool 385623,
7.00%, 5/15/24	98,161	109,141
Pool 503405,
6.50%, 4/15/29	161,763	176,545

Total Government National Mortgage Association (GNMA)		871,544

Total Mortgage-Backed Securities (Cost $43,936,503)		45,924,356

MUNICIPAL BOND—0.4%
GENERAL REVENUE—0.4%
Contra Costa County Public Financing Authority, CA, (MBIA Illinois Reinsurance),
5.52%, 8/01/17	875,000	874,886

Total Municipal Bond (Cost $875,000)		874,886

U.S. TREASURY—9.3%
INFLATION INDEXED BONDS—0.1%
2.00%, 1/15/14	100,000	125,054

U.S. TREASURY NOTE—9.2%
0.88%, 12/31/10	5,500,000	5,528,574
1.75%, 3/31/14	1,500,000	1,488,047
2.63%, 6/30/14	1,300,000	1,331,078
2.63%, 7/31/14	1,000,000	1,022,344
2.63%, 12/31/14 (12)	1,000,000	1,015,312
3.38%, 11/15/19 (12)	4,000,000	3,926,250
3.63%, 8/15/19	3,000,000	3,010,313
3.75%, 11/15/18	500,000	510,781
4.50%, 2/15/16	1,300,000	1,429,899

Total U.S. Treasury Note		19,262,598

Total U.S. Treasury (Cost $19,447,314)		19,387,652

REPURCHASE AGREEMENT—4.1%
Interest in $8,540,725 repurchase agreement 0.11%, dated 1/29/10 under which Credit Suisse First Boston LLC will repurchase a U.S. Government security maturing on 2/15/36 for $8,540,803 on 2/01/10. The market value of the underlying securities at the end of the period was $8,712,828. (Cost $8,540,725)		8,540,725

Total Investments in Securities—104.9% (Cost $211,529,708)		219,678,290
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN—2.9% (13)
REPURCHASE AGREEMENTS—2.9%
Interest in $1,046,000 repurchase agreement 0.11%, dated 1/29/10 under which Bank of America LLC, will repurchase U.S. Government securities with various maturities from 4/30/10 to 10/15/15 for $1,046,010 on 2/01/10. The market value of the underlying securities at the end of the period was $1,066,923.		1,046,000
Interest in $5,089,000 repurchase agreement 0.12%, dated 1/29/10 under which Morgan Stanley & Company, Inc., will repurchase U.S. Government securities with various maturities from 6/01/10 to 2/01/49 for $5,089,051 on 2/01/10. The market value of the underlying securities at the end of the period was $5,190,866.		5,089,000

Total Cash Collateral Invested For Securities On Loan (Cost $6,135,000)		6,135,000

Total Investments—107.8% (Cost $217,664,708)		225,813,290
Other Liabilities Less Assets—(7.8%)		(16,366,266)

Total Net Assets—100.0%		$209,447,024

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $8,148,582. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $9,650,137 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,501,555.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$—	$1,742,169	$—	$1,742,169
Collateralized Mortgage Obligations	—	19,221,722	—	19,221,722
Commercial Paper	—	699,987	—	699,987
Corporate Bonds	—	121,549,084	—	121,549,084
Enhanced Equipment Trust Certificates	—	1,737,709	—	1,737,709
Mortgage-Backed Securities	—	45,924,356	—	45,924,356
Municipal Bond	—	874,886	—	874,886
U.S. Treasury	—	19,387,652	—	19,387,652
Repurchase Agreement	—	8,540,725	—	8,540,725
Cash Collateral Invested for Securities on Loan	—	6,135,000	—	6,135,000

Total	$—	$225,813,290	$—	$225,813,290

MTB MANAGED ALLOCATION FUND—CONSERVATIVE GROWTH

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

DESCRIPTION	Number of Shares	Value
MUTUAL FUNDS—91.8% (9)
EQUITY FUNDS—40.1%
MTB International Equity Fund, Institutional I Shares	137,380	$1,094,917
MTB Large Cap Growth Fund, Institutional I Shares	140,425	1,015,276
MTB Large Cap Value Fund, Institutional I Shares	58,286	520,490
MTB Mid Cap Growth Fund, Institutional I Shares	20,402	217,895
MTB Small Cap Growth Fund, Institutional I Shares	17,602	217,032

Total Equity Funds		3,065,610

FIXED INCOME FUNDS—51.7%
MTB Income Fund, Institutional I Shares	169,185	1,664,782
MTB Intermediate-Term Bond Fund, Institutional I Shares	82,289	871,442
MTB Short Duration Government Bond Fund, Institutional I Shares	39,428	392,698
MTB Short-Term Corporate Bond Fund, Institutional I Shares	76,933	784,718
MTB U.S. Government Bond Fund, Institutional I Shares	24,410	237,023

Total Fixed Income Funds		3,950,663

Total Mutual Funds (Cost $6,590,213)		7,016,273

MONEY MARKET FUND—8.4%
MTB Prime Money Market Fund, Corporate Shares, 0.04% (8,9) (Cost $644,763)	644,763	644,763

Total Investments—100.2% (Cost $7,234,976)		7,661,036
Other Liabilities Less Assets—(0.2%)		(18,607)

Total Net Assets—100.0%		$7,642,429

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $426,060. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $478,361 and net unrealized depreciation from investments for those securities having an excess of cost over value of $52,301.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Mutual Funds	$7,016,273	$—	$—	$7,016,273
Money Market Fund	644,763	—	—	644,763

Total	$7,661,036	$—	$—	$7,661,036

MTB MANAGED ALLOCATION FUND—MODERATE GROWTH

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

Description	Number of Shares	Value
MUTUAL FUNDS—96.8% (9)
EQUITY FUNDS—62.8%
MTB International Equity Fund, Institutional I Shares	913,018	$7,276,754
MTB Large Cap Growth Fund, Institutional I Shares	1,238,060	8,951,172
MTB Large Cap Value Fund, Institutional I Shares	316,226	2,823,896
MTB Mid Cap Growth Fund, Institutional I Shares	161,426	1,724,035
MTB Small Cap Growth Fund, Institutional I Shares	111,414	1,373,738

Total Equity Funds		22,149,595

FIXED INCOME FUNDS—34.0%
MTB Income Fund, Institutional I Shares	535,410	5,268,436
MTB Intermediate-Term Bond Fund, Institutional I Shares	319,600	3,384,565
MTB Short Duration Government Bond Fund, Institutional I Shares	74,866	745,665
MTB Short-Term Corporate Bond Fund, Institutional I Shares	255,651	2,607,639

Total Fixed Income Funds		12,006,305

Total Mutual Funds (Cost $32,282,021)		34,155,900

MONEY MARKET FUND—3.5%
MTB Prime Money Market Fund, Corporate Shares, 0.04% (8,9) (Cost $1,224,083)	1,224,083	1,224,083

Total Investments—100.3% (Cost $33,506,104)		35,379,983
Other Liabilities Less Assets—(0.3%)		(115,032)

Total Net Assets—100.0%		$35,264,951

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $1,873,879. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,294,822 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,420,943.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Mutual Funds	$34,155,900	$—	$—	$34,155,900
Money Market Fund	1,224,083	—	—	1,224,083

Total	$35,379,983	$—	$—	$35,379,983

MTB MANAGED ALLOCATION FUND—AGGRESSIVE GROWTH

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

Description	Number of Shares	Value
MUTUAL FUNDS—99.6% (9)
EQUITY FUNDS—95.4%
MTB International Equity Fund, Institutional I Shares	615,946	$4,909,085
MTB Large Cap Growth Fund, Institutional I Shares	991,272	7,166,899
MTB Large Cap Value Fund, Institutional I Shares	275,979	2,464,494
MTB Mid Cap Growth Fund, Institutional I Shares	81,912	874,820
MTB Small Cap Growth Fund, Institutional I Shares	99,024	1,220,970

Total Equity Funds		16,636,268

FIXED INCOME FUND—4.2%
MTB Income Fund, Institutional I Shares	73,312	721,388

Total Mutual Funds (Cost $17,620,707)		17,357,656

MONEY MARKET FUND—0.9%
MTB Prime Money Market Fund, Corporate Shares, 0.04% (8,9) (Cost $160,144)	160,144	160,144

Total Investments—100.5% (Cost $17,780,851)		17,517,800
Other Liabilities Less Assets—(0.5%)		(79,149)

Total Net Assets—100.0%		$17,438,651

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized depreciation of investments was $263,051. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,217,467 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,480,518.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Mutual Funds	$17,357,656	$—	$—	$17,357,656
Money Market Fund	160,144	—	—	160,144

Total	$17,517,800	$—	$—	$17,517,800

MTB BALANCED FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS—50.6%
AEROSPACE & DEFENSE—1.5%
Boeing Co.	2,000	$121,200
Lockheed Martin Corp.	800	59,616
Northrop Grumman Corp.	1,400	79,240

Total Aerospace & Defense		260,056

AIR FREIGHT & LOGISTICS—0.7%
FedEx Corp.	600	47,010
United Parcel Service, Inc.	1,300	75,101

Total Air Freight & Logistics		122,111

APPAREL—0.1%
NIKE, Inc.	300	19,125

BANKS—3.3%
Bank of America Corp.	4,000	60,720
Bank of New York Mellon Corp.	2,500	72,725
KeyCorp	7,100	50,978
New York Community Bancorp, Inc.	2,700	40,581
Northern Trust Corp.	1,500	75,780
People’s United Financial, Inc.	2,500	40,425
PNC Financial Services Group, Inc.	1,200	66,516
SunTrust Banks, Inc.	3,300	80,289
Valley National Bancorp (12)	3,600	49,500
Wilmington Trust Corp.	2,050	26,896

Total Banks		564,410

BEVERAGES—1.4%
Coca-Cola Co.	1,400	75,950
PepsiCo, Inc.	2,800	166,936

Total Beverages		242,886

BIOTECHNOLOGY—1.4%
Amgen, Inc. *	500	29,240
Celgene Corp. *	1,100	62,458
Gilead Sciences, Inc. *	1,700	82,059
Human Genome Sciences, Inc. *	1,300	34,411
Myriad Genetics, Inc. *	1,200	28,200

Total Biotechnology		236,368

CHEMICALS—0.8%
Dow Chemical Co.	1,300	35,217
Monsanto Co.	500	37,940
Potash Corp. of Saskatchewan, Inc.	300	29,805
Praxair, Inc.	400	30,128

Total Chemicals		133,090

COMMERCIAL SERVICES—0.9%
Automatic Data Processing, Inc.	1,600	65,264
H&R Block, Inc.	1,900	40,888
Mastercard, Inc.	200	49,980

Total Commercial Services		156,132

COMPUTERS—3.2%
Apple, Inc. *	800	153,696

Brocade Communications Systems, Inc. *	3,800	26,106
Dell, Inc. *	1,200	15,480
Diebold, Inc.	1,200	31,884
Hewlett-Packard Co.	2,000	94,140
International Business Machines Corp.	800	97,912
Palm, Inc. *,(12)	3,400	35,326
Research In Motion Ltd. *	725	45,646
STEC, Inc. *,(12)	1,200	16,824
Western Digital Corp. *	1,000	37,990

Total Computers		555,004

COSMETICS/PERSONAL CARE—1.6%
Avon Products, Inc.	1,700	51,238
Colgate-Palmolive Co.	400	32,012
Procter & Gamble Co.	3,000	184,650

Total Cosmetics/Personal Care		267,900

DIVERSIFIED FINANCIAL SERVICES—1.6%
BlackRock, Inc.	100	21,382
Federated Investors, Inc.	1,500	38,070
Goldman Sachs Group, Inc.	500	74,360
Janus Capital Group, Inc.	3,600	43,956
Morgan Stanley	1,700	45,526
T Rowe Price Group, Inc.	900	44,658

Total Diversified Financial Services		267,952

ELECTRIC—1.6%
Alliant Energy Corp.	1,500	46,800
American Electric Power Co., Inc.	1,300	45,045
Exelon Corp.	800	36,496
Great Plains Energy, Inc.	2,200	39,292
MDU Resources Group, Inc.	1,700	37,434
Pepco Holdings, Inc.	2,500	41,050
PPL Corp.	800	23,592

Total Electric		269,709

ELECTRICAL COMPONENTS & EQUIPMENT—0.2%
Emerson Electric Co.	900	37,386

ELECTRONICS—0.2%
Flextronics International Ltd. *	5,500	34,870

ENGINEERING & CONSTRUCTION—0.4%
McDermott International, Inc. *	2,800	66,136

ENTERTAINMENT—0.2%
Regal Entertainment Group	2,700	39,879

ENVIRONMENTAL CONTROL—0.4%
Waste Management, Inc.	2,200	70,510

FOOD—1.6%
Corn Products International, Inc.	1,400	39,788
General Mills, Inc.	1,100	78,441
Kraft Foods, Inc.	2,600	71,916
Safeway, Inc.	3,600	80,820

Total Food		270,965

FOREST PRODUCTS & PAPER—0.3%
Plum Creek Timber Co., Inc., (REIT)	1,500	54,255

HAND/MACHINE TOOLS—0.2%
Snap-On, Inc.	700	28,616

HEALTHCARE PROVIDERS & SERVICES—0.6%
Coventry Health Care, Inc. *	2,300	52,624
UnitedHealth Group, Inc.	1,700	56,100

Total Healthcare Providers & Services		108,724

HEALTHCARE-PRODUCTS—1.6%
Johnson & Johnson	2,400	150,864
Medtronic, Inc.	2,000	85,780
Zimmer Holdings, Inc. *	700	39,424

Total Healthcare-products		276,068

HOME BUILDERS—0.3%
Toll Brothers, Inc. *	2,600	48,022

HOUSEHOLD PRODUCTS—0.5%
Fortune Brands, Inc.	600	24,942
Kimberly-Clark Corp.	1,000	59,390

Total Household Products		84,332

INSURANCE—1.4%
Allstate Corp.	2,300	68,839
Marsh & McLennan Cos., Inc.	3,300	71,148
Mercury General Corp.	1,500	57,330
MetLife, Inc.	1,300	45,916

Total Insurance		243,233

INTERNET—1.1%
Amazon.com, Inc. *	250	31,353
Google, Inc. *	200	105,884
Yahoo!, Inc. *	3,100	46,531

Total Internet		183,768

IRON/STEEL—0.8%
Allegheny Technologies, Inc.	800	32,680
Cliffs Natural Resources, Inc.	1,500	59,925
United States Steel Corp.	1,000	44,430

Total Iron/Steel		137,035

LODGING—0.3%
Starwood Hotels & Resorts Worldwide, Inc.	1,500	49,980

MACHINERY—1.0%
Cummins, Inc.	900	40,644
Deere & Co.	1,200	59,940
Manitowoc Co., Inc.	3,400	37,060
Rockwell Automation, Inc.	800	38,592

Total Machinery		176,236

MEDIA—0.3%
Walt Disney Co.	1,800	53,190

METAL FABRICATE/HARDWARE—0.2%
Precision Castparts Corp.	400	42,100

METALS & MINING—0.7%
Freeport-McMoRan Copper & Gold, Inc.	700	46,683
Vulcan Materials Co.	1,600	70,704

Total Metals & Mining		117,387

MISCELLANEOUS MANUFACTURING—2.1%
3M Co.	300	24,147
Danaher Corp.	800	57,080
General Electric Co.	4,100	65,928
Honeywell International, Inc.	1,800	69,552
Parker Hannifin Corp.	1,200	67,092
SPX Corp.	800	43,552
Teleflex, Inc.	700	40,012

Total Miscellaneous Manufacturing		367,363

MUTUAL FUND—2.4%
Northeast Investors Trust	69,348	409,849

OFFICE/BUSINESS EQUIPMENT—0.7%
Pitney Bowes, Inc.	3,000	62,760
Xerox Corp.	7,400	64,528

Total Office/Business Equipment		127,288

OIL & GAS—2.7%
Chevron Corp.	1,100	79,332
ConocoPhillips	1,300	62,400
Exxon Mobil Corp.	2,200	141,746
Marathon Oil Corp.	2,400	71,544
Occidental Petroleum Corp.	400	31,336
Southwestern Energy Co. *	1,200	51,456
Sunoco, Inc.	1,000	25,090

Total Oil & Gas		462,904

OIL & GAS SERVICES—0.8%
National Oilwell Varco, Inc.	900	36,810
Schlumberger Ltd.	500	31,730
Weatherford International Ltd. *	4,100	64,288

Total Oil & Gas Services		132,828

PACKAGING AND CONTAINERS—0.3%
Sealed Air Corp.	2,500	49,600

PHARMACEUTICALS—2.0%
Abbott Laboratories	2,200	116,468
Auxilium Pharmaceuticals, Inc. *	1,800	50,688
Medco Health Solutions, Inc. *	800	49,184
Merck & Co., Inc.	3,200	122,176

Total Pharmaceuticals		338,516

PIPELINES—0.3%
Williams Cos., Inc.	2,300	47,932

RETAIL—2.1%
Foot Locker, Inc.	3,400	38,386
Lowe’s Cos., Inc.	1,700	36,805
Lululemon Athletica, Inc. *,(12)	900	25,416
McDonald’s Corp.	700	43,701
Nordstrom, Inc.	1,000	34,540
Urban Outfitters, Inc. *	800	25,256
Walgreen Co.	600	21,630
Wal-Mart Stores, Inc.	2,700	144,261

Total Retail		369,995

SEMICONDUCTORS—1.6%
Advanced Micro Devices, Inc. *	11,700	87,282
Analog Devices, Inc.	1,600	43,136
Intel Corp.	2,300	44,620
National Semiconductor Corp.	5,300	70,278
Veeco Instruments, Inc. *	1,000	31,820

Total Semiconductors		277,136

SOFTWARE—1.2%
Microsoft Corp.	5,700	160,626
Oracle Corp.	2,200	50,732

Total Software		211,358

TELECOMMUNICATIONS—1.8%
Cisco Systems, Inc. *	4,600	103,362
Frontier Communications Corp. (12)	5,300	40,333

Harris Corp.	900	38,628
Nokia OYJ ADR	3,300	45,177
QUALCOMM, Inc.	1,900	74,461

Total Telecommunications		301,961

THRIFTS & MORTGAGE FINANCE—0.3%
Hudson City Bancorp, Inc.	3,500	46,445

TOBACCO—0.6%
Lorillard, Inc.	500	37,850
Philip Morris International, Inc.	1,500	68,265

Total Tobacco		106,115

TRANSPORTATION—0.7%
Norfolk Southern Corp.	1,500	70,590
Tidewater, Inc.	1,200	56,184

Total Transportation		126,774

WATER—0.6%
American Water Works Co., Inc.	2,600	56,680
Veolia Environnement ADR (12)	1,200	39,336

Total Water		96,016

Total Common Stocks (Cost 8,959,412)		8,689,515

COLLATERALIZED MORTGAGE OBLIGATIONS—4.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—1.3%
Series 2003-2686, Class GB
5.00%, 5/15/20	225,239	229,396

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—1.9%
Series 1988-23, Class C
9.75%, 9/25/18	4,229	4,717
Series 2007-35, Class DH
5.00%, 9/25/33	306,049	321,944

Total Federal National Mortgage Association		326,661

WHOLE LOAN—1.5%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1,
4.48%, 2/25/10 (1)	120,480	106,240
Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1,
5.06%, 2/25/10 (1)	88,498	73,403
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8,
4.75%, 11/25/18	75,119	75,169

Total Whole Loan		254,812

Total Collateralized Mortgage Obligations (Cost $819,745)		810,869

CORPORATE BONDS—14.9%
AGRICULTURE—1.2%
Archer-Daniels-Midland Co., Sr. Unsecured,
5.94%, 10/01/32	200,000	208,896

AUTO MANUFACTURERS—1.2%
Daimler Finance North America LLC, Company Guaranteed, MTN,
5.75%, 9/08/11	200,000	212,741

BANKS—3.4%
BankBoston Capital Trust III, Limited Guaranteed,
1.00%, 3/15/10 (1)	170,000	120,639
Goldman Sachs Group, Inc., Notes, MTN,
6.00%, 5/01/14	70,000	76,925
Morgan Stanley, Sr. Unsecured, MTN,
5.63%, 9/23/19	80,000	80,965

PNC Funding Corp., Bank Guaranteed, MTN,
4.25%, 9/21/15	75,000	77,810
SunTrust Capital III, Limited Guaranteed,
0.90%, 3/15/28 (1)	152,000	93,138
U.S. Bank NA, Sr. Unsecured,
5.92%, 5/25/12	128,806	137,941

Total Banks		587,418

CAPITAL MARKETS—0.5%
Jefferies Group, Inc., Sr. Unsecured,
8.50%, 7/15/19	70,000	79,491

CHEMICALS—0.5%
Dow Chemical Co., Sr. Unsecured,
9.40%, 5/15/39	60,000	79,574

COMPUTERS—0.5%
Hewlett-Packard Co., Sr. Unsecured,
4.75%, 6/02/14	80,000	86,853

DIVERSIFIED FINANCIAL SERVICES—1.2%
Citigroup, Inc., Sr. Unsecured,
6.00%, 8/15/17	200,000	201,315

ELECTRIC—1.3%
CenterPoint Energy, Inc., Series B, Sr. Unsecured,
6.85%, 6/01/15	200,000	220,647

FOOD—1.8%
SYSCO Corp., Sr. Unsecured,
5.38%, 9/21/35	300,000	304,447

MEDIA—1.2%
COX Enterprises, Inc., Sr. Unsecured,
7.88%, 9/15/10 (6,7)	200,000	207,426

METALS & MINING—0.4%
Rio Tinto Finance USA Ltd., Company Guaranteed,
9.00%, 5/01/19	60,000	76,742

OIL & GAS—1.7%
Enterprise Products Operating LLC, Series B, Company Guaranteed,
7.03%, 1/15/68	100,000	95,161

Pioneer Natural Resources Co., Sr. Unsecured,
6.88%, 5/01/18	200,000	196,960

Total Oil & Gas		292,121

Total Corporate Bonds (Cost $2,612,122)		2,557,671

ENHANCED EQUIPMENT TRUST CERTIFICATES—0.9%
AIRLINES—0.9%
Continental Airlines, Inc., Series A, Pass-Thru Certificates,
7.25%, 11/10/19	80,000	83,150
Delta Air Lines, Inc., Series 071A, Pass-Thru Certificates,
6.82%, 8/10/22	70,028	67,709

Total Enhanced Equipment Trust Certificates Cost $150,110)		150,859

MORTGAGE-BACKED SECURITIES—14.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—8.5%
Pool A15865
5.50%, 11/01/33	224,029	238,674
Pool A19412
5.00%, 3/01/34	341,994	357,341
Pool A26407
6.00%, 9/01/34	505,001	546,159

Pool A46082
5.00%, 7/01/35	299,111	312,160
Pool C00478
8.50%, 9/01/26	4,428	4,928

Total Federal Home Loan Mortgage Corporation		1,459,262

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—4.8%
Pool 533246
7.50%, 4/01/30	35,998	39,932
Pool 797152
5.00%, 11/01/19	355,552	379,551
Pool 868574
5.50%, 4/01/36	387,536	411,830

Total Federal National Mortgage Association		831,313

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)—1.2%
Pool 354677
7.50%, 10/15/23	53,296	58,773
Pool 354765
7.00%, 2/15/24	67,865	74,894
Pool 354827
7.00%, 5/15/24	66,154	73,006

Total Government National Mortgage Association		206,673

Total Mortgage-Backed Securities (Cost $2,342,553)		2,497,248

U.S. TREASURY—10.0%
U.S. TREASURY BONDS—2.0%
4.50%, 2/15/36	233,000	235,075
4.75%, 2/15/37	96,000	100,500

Total U.S. Treasury Bonds		335,575

U.S. TREASURY NOTES—8.0%
4.88%, 6/30/12	170,000	185,513
4.25%, 9/30/12	250,000	270,234
3.13%, 4/30/13	200,000	210,438
4.00%, 2/15/14	40,000	43,350
4.50%, 11/15/15	100,000	110,297
4.50%, 2/15/16 (12)	300,000	330,047
4.50%, 5/15/17	200,000	218,125

Total U.S. Treasury Notes		1,368,004

Total U.S. Treasury (Cost $1,577,527)		1,703,579

MONEY MARKET FUNDS—4.0%
Dreyfus Cash Management Fund, Institutional Shares, 0.10% (8)	20,777	20,777
MTB Money Market Fund, Institutional I Shares, 0.03% (8,9)	60,424	60,424
MTB Prime Money Market Fund, Corporate Shares, 0.04% (8,9)	612,385	612,385

Total Money Market Funds (Cost $693,586)		693,586

Total Investments in Securities—99.6% (Cost $17,155,055)		17,103,327
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN—1.8% (13)
REPURCHASE AGREEMENT—1.8%
Interest in $308,000 repurchase agreement 0.12%, dated 1/29/10 under which BNP Paribas Securities Corp., will repurchase U.S. Government securities with various maturities from 10/15/10 to 1/20/40 for $308,003 on 2/01/10. The market value of the underlying securities at the end of the period was $314,160. (Cost $308,000)		308,000

Total Investments—101.4% (Cost $17,463,055)	17,411,327
Other Liabilities Less Assets—(1.4%)	(238,178)

Total Net Assets—100.0%	$17,173,149

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized depreciation of investments was $51,728. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,104,515 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,156,243.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$8,689,515	$—	$—	$8,689,515
Collateralized Mortgage Obligations	—	810,869	—	810,869
Corporate Bonds	—	2,557,671	—	2,557,671
Enhanced Equipment Trust Certificates	—	150,859	—	150,859
Mortgage-Backed Securities	—	2,497,248	—	2,497,248
U.S. Treasury	—	1,703,579	—	1,703,579
Money Market Funds	693,586	—	—	693,586
Cash Collateral Invested for Securities on Loan	—	308,000	—	308,000

Total	$9,383,101	$8,028,226	$—	$17,411,327

MTB LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS—98.4%
AEROSPACE & DEFENSE—5.4%
Lockheed Martin Corp.	54,005	$4,024,453
Raytheon Co.	69,900	3,664,857

Total Aerospace & Defense		7,689,310

BANKS—6.0%
Citigroup, Inc. *	1,353,300	4,492,956
Wells Fargo & Co.	141,600	4,025,688

Total Banks		8,518,644

BIOTECHNOLOGY—4.0%
Amgen, Inc. *	95,400	5,578,992

CHEMICALS—1.2%
Mosaic Co.	31,200	1,669,512

DIVERSIFIED FINANCIAL SERVICES—2.3%
JPMorgan Chase & Co.	84,300	3,282,642

ELECTRIC—1.5%
NRG Energy, Inc.	90,400	2,179,544

FOOD—1.5%
Kroger Co.	99,000	2,121,570

HEALTHCARE PROVIDERS & SERVICES—0.9%
Aetna, Inc.	44,600	1,336,662

HOUSEHOLD PRODUCTS—2.5%
Kimberly-Clark Corp.	58,400	3,468,376

INSURANCE—14.0%
AON Corp.	113,300	4,407,370
Genworth Financial, Inc. *	200,300	2,772,152
Hartford Financial Services Group, Inc.	162,300	3,893,577
Loews Corp.	128,446	4,594,514
MetLife, Inc.	116,500	4,114,780

Total Insurance		19,782,393

MEDIA—6.5%
CBS Corp., Non-Voting	114,000	1,474,020
Comcast Corp.	86,150	1,304,311
Viacom, Inc. *	221,900	6,466,166

Total Media		9,244,497

METALS & MINING—6.3%
AngloGold Ashanti Ltd. ADR	109,599	3,911,588
Barrick Gold Corp.	141,400	4,923,548

Total Metals & Mining		8,835,136

MISCELLANEOUS MANUFACTURING—2.0%
Ingersoll-Rand PLC	86,600	2,811,036

OFFICE/BUSINESS EQUIPMENT—2.7%
Pitney Bowes, Inc.	179,100	3,746,772

OIL & GAS—15.5%
Apache Corp.	64,100	6,331,157
Canadian Natural Resources Ltd.	47,300	3,018,213
ConocoPhillips	58,460	2,806,080
Hess Corp.	38,700	2,236,473

Noble Energy, Inc.	71,500	5,286,710
Talisman Energy, Inc.	133,300	2,208,781

Total Oil & Gas		21,887,414

OIL & GAS SERVICES—1.6%
Halliburton Co.	76,100	2,222,881

PHARMACEUTICALS—5.4%
Merck & Co., Inc.	111,100	4,241,798
Sanofi-Aventis SA ADR	93,600	3,445,416

Total Pharmaceuticals		7,687,214

RETAIL—1.7%
CVS Caremark Corp.	74,000	2,395,380

SOFTWARE—6.7%
CA, Inc.	321,100	7,077,044
Microsoft Corp.	86,200	2,429,116

Total Software		9,506,160

TELECOMMUNICATIONS—6.4%
AT&T, Inc.	87,200	2,211,392
Motorola, Inc. *	810,000	4,981,500
Verizon Communications, Inc.	65,000	1,912,300

Total Telecommunications		9,105,192

TOBACCO—2.3%
Philip Morris International, Inc.	70,200	3,194,802

TRANSPORTATION—2.0%
Union Pacific Corp.	45,900	2,776,950

Total Common Stocks (Cost $142,594,005)		139,041,079

	Par Value
MONEY MARKET FUND—2.2%
MTB Prime Money Market Fund, Corporate Shares, 0.04% (8,9) (Cost $3,128,064)	$3,128,064	3,128,064

Total Investments—100.6% (Cost $145,722,069)		142,169,143
Other Liabilities Less Assets—(0.6%)		(893,118)

Total Net Assets—100.0%		$141,276,025

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized depreciation of investments was $3,552,926. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $17,682,311 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,235,237.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$139,041,079	$—	$—	$139,041,079
Money Market Fund	3,128,064	—	—	3,128,064

Total	$142,169,143	$—	$—	$142,169,143

MTB LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS—99.1%
AEROSPACE & DEFENSE—1.8%
Boeing Co.	39,900	$2,417,940

AIR FREIGHT & LOGISTICS—1.0%
FedEx Corp.	17,600	1,378,960

APPAREL—0.4%
NIKE, Inc.	9,400	599,250

BANKS—1.4%
Bank of America Corp.	124,500	1,889,910

BEVERAGES—4.0%
Coca-Cola Co.	45,600	2,473,800
PepsiCo, Inc.	48,200	2,873,684

Total Beverages		5,347,484

BIOTECHNOLOGY—5.4%
Amgen, Inc. *	16,300	953,224
Celgene Corp. *	33,400	1,896,452
Gilead Sciences, Inc. *	52,200	2,519,694
Human Genome Sciences, Inc. *	40,500	1,072,035
Myriad Genetics, Inc. *	37,000	869,500

Total Biotechnology		7,310,905

CHEMICALS—3.0%
Dow Chemical Co.	38,000	1,029,420
Monsanto Co.	14,000	1,062,320
Potash Corp. of Saskatchewan, Inc.	9,200	914,020
Praxair, Inc.	13,800	1,039,416

Total Chemicals		4,045,176

COMMERCIAL SERVICES—1.0%
Mastercard, Inc.	5,300	1,324,470

COMPUTERS—12.1%
Apple, Inc. *	23,400	4,495,608
Brocade Communications Systems, Inc. *	116,100	797,607
Dell, Inc. *	36,900	476,010
Hewlett-Packard Co.	63,700	2,998,359
International Business Machines Corp.	27,500	3,365,725
Palm, Inc. *,(12)	105,600	1,097,184
Research In Motion Ltd. *	22,300	1,404,008
STEC, Inc. *,(12)	36,200	507,524
Western Digital Corp. *	32,400	1,230,876

Total Computers		16,372,901

COSMETICS/PERSONAL CARE—4.1%
Avon Products, Inc.	53,100	1,600,434
Colgate-Palmolive Co.	11,300	904,339
Procter & Gamble Co.	49,400	3,040,570

Total Cosmetics/Personal Care		5,545,343

DIVERSIFIED FINANCIAL SERVICES—4.3%
BlackRock, Inc.	3,100	662,842
Goldman Sachs Group, Inc.	16,000	2,379,520
Janus Capital Group, Inc.	111,200	1,357,752
T Rowe Price Group, Inc.	29,500	1,463,790

Total Diversified Financial Services		5,863,904

ELECTRONICS—0.8%
Flextronics International Ltd. *	171,500	1,087,310

ENGINEERING & CONSTRUCTION—1.5%
McDermott International, Inc. *	87,500	2,066,750

HEALTHCARE PROVIDERS & SERVICES—2.5%
Coventry Health Care, Inc. *	70,600	1,615,328
UnitedHealth Group, Inc.	53,500	1,765,500

Total Healthcare Providers & Services		3,380,828

HEALTHCARE-PRODUCTS—3.3%
Johnson & Johnson	35,500	2,231,530
Medtronic, Inc.	22,500	965,025
Zimmer Holdings, Inc. *	21,400	1,205,248

Total Healthcare-Products		4,401,803

HOME BUILDERS—1.1%
Toll Brothers, Inc. *	79,400	1,466,518

INSURANCE—1.1%
MetLife, Inc.	40,500	1,430,460

INTERNET—4.5%
Amazon.com, Inc. *	8,400	1,053,444
Google, Inc. *	6,800	3,600,056
Yahoo!, Inc. *	97,400	1,461,974

Total Internet		6,115,474

IRON/STEEL—2.3%
Cliffs Natural Resources, Inc.	42,200	1,685,890
United States Steel Corp.	31,800	1,412,874

Total Iron/Steel		3,098,764

LODGING—1.1%
Starwood Hotels & Resorts Worldwide, Inc.	45,800	1,526,056

MACHINERY—3.2%
Cummins, Inc.	27,900	1,259,964
Deere & Co.	37,000	1,848,150
Manitowoc Co., Inc.	104,500	1,139,050

Total Machinery		4,247,164

MEDIA—1.2%
Walt Disney Co.	56,600	1,672,530

METAL FABRICATE/HARDWARE—0.9%
Precision Castparts Corp.	11,100	1,168,275

METALS & MINING—1.0%
Freeport-McMoRan Copper & Gold, Inc.	21,000	1,400,490

MISCELLANEOUS MANUFACTURING—2.2%
Danaher Corp.	25,500	1,819,425
Parker Hannifin Corp.	19,600	1,095,836

Total Miscellaneous Manufacturing		2,915,261

OIL & GAS—2.5%
Exxon Mobil Corp.	26,400	1,700,952
Southwestern Energy Co. *	38,000	1,629,440

Total Oil & Gas		3,330,392

OIL & GAS SERVICES—3.0%
National Oilwell Varco, Inc.	28,100	1,149,290
Schlumberger Ltd.	15,100	958,246
Weatherford International Ltd. *	125,100	1,961,568

Total Oil & Gas Services		4,069,104

PHARMACEUTICALS—6.5%
Abbott Laboratories	32,700	1,731,138
Auxilium Pharmaceuticals, Inc. *	60,600	1,706,496
Medco Health Solutions, Inc. *	24,700	1,518,556
Merck & Co., Inc.	98,500	3,760,730

Total Pharmaceuticals		8,716,920

RETAIL—6.5%
Lowe’s Cos., Inc.	52,300	1,132,295
Lululemon Athletica, Inc. *,(12)	27,000	762,480
McDonald’s Corp.	24,400	1,523,292
Nordstrom, Inc.	29,700	1,025,838
Urban Outfitters, Inc. *	26,000	820,820
Walgreen Co.	18,200	656,110
Wal-Mart Stores, Inc.	52,600	2,810,418

Total Retail		8,731,253

SEMICONDUCTORS—4.7%
Advanced Micro Devices, Inc. *	366,000	2,730,360
Analog Devices, Inc.	48,400	1,304,864
Intel Corp.	68,900	1,336,660
Veeco Instruments, Inc. *	30,300	964,146

Total Semiconductors		6,336,030

SOFTWARE—4.8%
Microsoft Corp.	179,400	5,055,492
Oracle Corp.	62,000	1,429,720

Total Software		6,485,212

TELECOMMUNICATIONS—4.2%
Cisco Systems, Inc. *	149,700	3,363,759
QUALCOMM, Inc.	59,200	2,320,048

Total Telecommunications		5,683,807

TOBACCO—1.7%
Philip Morris International, Inc.	50,000	2,275,500

Total Common Stocks (Cost $111,753,628)		133,702,144

Total Investments in Securities—99.1% (Cost $111,753,628)		133,702,144
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN—1.8% (13)
REPURCHASE AGREEMENT—1.8%
Interest in $2,399,000 repurchase agreement 0.11%, dated 1/29/10 under which BNP Paribas Securities Corp., will repurchase U.S. Government securities with various maturities from 11/16/10 to 2/26/29 for $2,399,022 on 2/01/10. The market value of the underlying securities at the end of the period was $2,446,986. (Cost $2,399,000)		2,399,000

Total Investments—100.9% (Cost $114,152,628)		136,101,144
Other Liabilities Less Assets—(0.9%)		(1,135,390)

Total Net Assets—100.0%		$134,965,754

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $21,948,516. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $26,239,024 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,290,508.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$133,702,144	$—	$—	$133,702,144
Cash Collateral Invested for Securities on Loan	—	2,399,000	—	2,399,000

Total	$133,702,144	$2,399,000	$—	$136,101,144

MTB MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS—99.5%
AEROSPACE & DEFENSE—0.4%
Goodrich Corp.	10,900	$674,819

AIR FREIGHT & LOGISTICS—0.1%
FedEx Corp.	1,400	109,690

APPAREL—1.9%
Coach, Inc.	83,700	2,919,456
NIKE, Inc.	800	51,000
Warnaco Group, Inc. *(12)	475	18,392

Total Apparel		2,988,848

AUTO PARTS & EQUIPMENT—1.0%
BorgWarner, Inc.	44,651	1,566,804

BEVERAGES—0.1%
PepsiCo, Inc.	3,900	232,518

BIOTECHNOLOGY—2.3%
Alexion Pharmaceuticals, Inc. *	300	13,911
Amgen, Inc. *	1,700	99,416
Celgene Corp. *	2,800	158,984
Dendreon Corp. *	825	22,853
Gilead Sciences, Inc. *	4,300	207,561
Human Genome Sciences, Inc. *	5,425	143,600
Life Technologies Corp. *	37,516	1,864,920
Myriad Genetics, Inc. *	49,300	1,158,550
RTI Biologics, Inc. *	3,375	10,665

Total Biotechnology		3,680,460

CHEMICALS—2.4%
Agrium, Inc.	300	16,905
Intrepid Potash, Inc. *,(12)	625	15,306
Monsanto Co.	20,950	1,589,686
Mosaic Co.	37,100	1,985,221
Potash Corp. of Saskatchewan, Inc.	800	79,480
Praxair, Inc.	1,100	82,852
Rockwood Holdings, Inc. *	1,250	27,388
Solutia, Inc. *	1,700	23,375

Total Chemicals		3,820,213

COAL—1.4%
Alpha Natural Resources, Inc. *,(12)	1,275	51,778
Peabody Energy Corp.	51,600	2,173,392

Total Coal		2,225,170

COMMERCIAL SERVICES—4.2%
Global Payments, Inc.	55,225	2,457,513
HMS Holdings Corp. *,(12)	450	20,290
ITT Educational Services, Inc. *	19,200	1,859,904
Mastercard, Inc.	400	99,960
Quanta Services, Inc. *	73,800	1,344,636
Ritchie Bros Auctioneers, Inc. (12)	47,200	992,144
SuccessFactors, Inc. *,(12)	1,650	26,895
Wright Express Corp. *	950	27,892

Total Commercial Services		6,829,234

COMPUTERS—2.6%
3d Systems Corp. *,(12)	67,800	711,900
Brocade Communications Systems, Inc. *,(12)	9,800	67,326
Compellent Technologies, Inc. *	775	15,407
Dell, Inc. *	3,100	39,990
Hewlett-Packard Co.	5,200	244,764
Palm, Inc. *,(12)	9,775	101,562
Research In Motion Ltd. *	1,900	119,624
Riverbed Technology, Inc. *	1,050	23,541
SRA International, Inc. *	975	16,790
STEC, Inc. *,(12)	3,100	43,462
Stratasys, Inc. *,(12)	49,400	1,136,200
Western Digital Corp. *	42,000	1,595,580

Total Computers		4,116,146

COSMETICS/PERSONAL CARE—0.1%
Avon Products, Inc.	4,400	132,616
Colgate-Palmolive Co.	900	72,027

Total Cosmetics/Personal Care		204,643

DISTRIBUTION/WHOLESALE—2.2%
Fastenal Co. (12)	33,200	1,377,136
Fossil, Inc. *	475	15,509
LKQ Corp. *	117,200	2,197,500

Total Distribution/Wholesale		3,590,145

DIVERSIFIED FINANCIAL SERVICES—5.3%
Affiliated Managers Group, Inc. *,(12)	625	37,856
BlackRock, Inc.	300	64,146
Evercore Partners, Inc.	925	27,630
IntercontinentalExchange, Inc. *	26,068	2,488,973
Janus Capital Group, Inc.	184,025	2,246,945
Och-Ziff Capital Management Group LLC	2,100	28,413
Raymond James Financial, Inc.	80,100	2,027,331
T Rowe Price Group, Inc.	32,700	1,622,574

Total Diversified Financial Services		8,543,868

ELECTRIC—0.0% **
EnerNOC, Inc. *	775	24,133

ELECTRONICS—2.2%
Dolby Laboratories, Inc. *,(12)	32,300	1,625,659
Flextronics International Ltd. *	14,500	91,930
FLIR Systems, Inc. *	60,500	1,789,590
Plexus Corp. *	775	26,358
Woodward Governor Co.	975	24,794

Total Electronics		3,558,331

ENGINEERING & CONSTRUCTION—2.4%
Foster Wheeler AG *	56,525	1,581,569
McDermott International, Inc. *	93,406	2,206,250
Orion Marine Group, Inc. *	2,225	42,119

Total Engineering & Construction		3,829,938

ENVIRONMENTAL CONTROL—2.0%
Calgon Carbon Corp. *	96,950	1,298,161
Tetra Tech, Inc. *	800	18,112
Waste Connections, Inc. *	58,297	1,875,414

Total Environmental Control		3,191,687

HAND/MACHINE TOOLS—0.0% **
Kennametal, Inc. (12)	875	21,420

HEALTHCARE-PRODUCTS—5.0%
DENTSPLY International, Inc.	21,614	724,717
Hologic, Inc. *,(12)	97,216	1,465,045
Insulet Corp. *	1,700	23,171
Intuitive Surgical, Inc. *	6,004	1,969,672
Inverness Medical Innovations, Inc. *	48,750	1,968,038
ResMed, Inc. *,(12)	34,600	1,769,444
Sirona Dental Systems, Inc. *	475	15,281
Thoratec Corp. *	900	25,515
Zimmer Holdings, Inc. *	1,800	101,376

Total Healthcare-Products		8,062,259

HEALTHCARE PROVIDERS & SERVICES—0.3%
Aetna, Inc.	4,100	122,877
Amedisys, Inc. *	325	17,859
Coventry Health Care, Inc. *	6,000	137,280
Health Net, Inc. *	800	19,408
Healthsouth Corp. *	1,500	27,015
Humana, Inc. *	450	21,879
Tenet Healthcare Corp. *	3,825	21,190
UnitedHealth Group, Inc.	3,300	108,900

Total Healthcare Providers & Services		476,408

HOME BUILDERS—0.1%
Toll Brothers, Inc. *	6,700	123,749

HOUSEHOLD PRODUCTS—1.4%
Church & Dwight Co., Inc.	37,900	2,284,991
Tupperware Brands Corp. (12)	600	25,476

Total Household Products		2,310,467

INSURANCE—1.3%
HCC Insurance Holdings, Inc.	72,216	1,957,054
MetLife, Inc.	3,400	120,088

Total Insurance		2,077,142

INTERNET—3.6%
Amazon.com, Inc. *	1,200	150,492
Asiainfo Holdings, Inc. *	1,150	27,485
Blue Coat Systems, Inc. *	675	16,639
Expedia, Inc. *	400	8,564
F5 Networks, Inc. *	33,400	1,650,962
GSI Commerce, Inc. *	775	17,639
McAfee, Inc. *	70,500	2,657,850
NetFlix, Inc. *,(12)	200	12,450
Rackspace Hosting, Inc. *	900	16,398
Sourcefire, Inc. *	63,325	1,320,326

Total Internet		5,878,805

IRON/STEEL—1.3%
Cliffs Natural Resources, Inc.	4,150	165,792
Steel Dynamics, Inc.	120,500	1,829,190
United States Steel Corp.	3,125	138,844

Total Iron/Steel		2,133,826

LEISURE TIME—0.0% **
WMS Industries, Inc. *	450	16,686

LODGING—0.1%
Starwood Hotels & Resorts Worldwide, Inc.	4,000	133,280

MACHINERY—4.2%
Bucyrus International, Inc.	365	19,119
Cummins, Inc.	49,700	2,244,452

Graco, Inc.	39,361	1,050,545
Joy Global, Inc.	40,300	1,843,322
Manitowoc Co., Inc.	7,600	82,840
Rockwell Automation, Inc. (12)	30,450	1,468,908
Wabtec Corp.	575	22,040

Total Machinery		6,731,226

MEDIA—0.1%
Walt Disney Co.	4,700	138,885

METAL FABRICATE/HARDWARE—1.7%
Precision Castparts Corp.	25,710	2,705,977

METALS & MINING—0.9%
Cameco Corp.	44,700	1,210,029
Eldorado Gold Corp. *	1,675	19,832
Freeport-McMoRan Copper & Gold, Inc.	1,700	113,373
Quadra Mining Ltd. *	2,250	30,112
Silver Wheaton Corp. *	1,550	21,328

Total Metals & Mining		1,394,674

MISCELLANEOUS MANUFACTURING—1.1%
Danaher Corp.	2,100	149,835
Harsco Corp.	56,794	1,690,189

Total Miscellaneous Manufacturing		1,840,024

OIL & GAS—4.7%
Cabot Oil & Gas Corp.	59,700	2,284,719
Noble Energy, Inc.	34,235	2,531,336
Resolute Energy Corp. *	1,725	18,716
Southwestern Energy Co. *	64,554	2,768,076

Total Oil & Gas		7,602,847

OIL & GAS SERVICES—3.0%
Cameron International Corp. *	38,900	1,464,974
CARBO Ceramics, Inc.	250	16,480
FMC Technologies, Inc. *	30,300	1,611,051
Gulf Island Fabrication, Inc. (12)	950	16,587
ION Geophysical Corp. *,(12)	2,425	11,519
National Oilwell Varco, Inc.	36,600	1,496,940
Weatherford International Ltd. *	10,700	167,776
Willbros Group, Inc. *	1,325	20,259

Total Oil & Gas Services		4,805,586

PACKAGING & CONTAINERS—1.2%
Crown Holdings, Inc. *	83,900	1,997,659

PHARMACEUTICALS—7.5%
Allergan, Inc.	28,300	1,627,250
Auxilium Pharmaceuticals, Inc. *	58,975	1,660,736
BioScrip, Inc. *	2,075	15,085
Catalyst Health Solutions, Inc. *	550	21,632
Cephalon, Inc. *	24,244	1,547,737
Express Scripts, Inc. *	20,626	1,729,696
Forest Laboratories, Inc. *	63,900	1,893,996
Herbalife Ltd.	31,500	1,223,775
Orexigen Therapeutics, Inc. *	2,000	12,720
Perrigo Co.	53,424	2,365,615
Savient Pharmaceuticals, Inc. *	1,800	23,094
SXC Health Solutions Corp. *	400	18,848

Total Pharmaceuticals		12,140,184

REAL ESTATE INVESTMENT TRUSTS (REIT)—1.1%
CB Richard Ellis Group, Inc. *	146,100	1,797,030

RETAIL—12.4%
Brinker International, Inc. (12)	96,000	1,566,720
DineEquity, Inc. *	71,575	1,627,615
GameStop Corp. *	129,444	2,559,108
hhgregg, Inc. *	575	12,248
J Crew Group, Inc. *	500	19,605
Lowe’s Cos., Inc.	4,400	95,260
Lululemon Athletica, Inc. *,(12)	80,600	2,276,144
Nordstrom, Inc.	2,500	86,350
Panera Bread Co. *	21,900	1,564,098
Phillips-Van Heusen Corp.	49,800	1,956,642
Ross Stores, Inc.	43,050	1,977,286
Tiffany & Co.	31,300	1,271,093
TJX Cos., Inc.	54,870	2,085,609
Urban Outfitters, Inc. *	93,525	2,952,584

Total Retail		20,050,362

SEMICONDUCTORS—6.3%
Advanced Micro Devices, Inc. *	35,975	268,374
Altera Corp.	86,900	1,852,708
Analog Devices, Inc.	4,000	107,840
Applied Micro Circuits Corp. *,(12)	1,625	11,911
Atmel Corp. *	291,900	1,354,416
Broadcom Corp. *	48,300	1,290,576
Emulex Corp. *	1,050	11,802
Intel Corp.	7,300	141,620
Lam Research Corp. *	60,900	2,010,309
Microsemi Corp. *	900	13,446
MKS Instruments, Inc. *	73,500	1,220,100
Monolithic Power Systems, Inc. *	725	14,950
PMC—Sierra, Inc. *	226,500	1,800,675
Skyworks Solutions, Inc. *	2,525	32,042
Veeco Instruments, Inc. *	2,275	72,390

Total Semiconductors		10,203,159

SOFTWARE—6.3%
Activision Blizzard, Inc. *	126,420	1,284,427
Allscripts-Misys Healthcare Solutions, Inc. *	65,100	1,071,546
ANSYS, Inc. *	79,032	3,308,280
ArcSight, Inc. *	1,175	27,906
athenahealth, Inc. *	375	14,752
Autodesk, Inc. *	70,057	1,666,656
Cerner Corp. *	20,863	1,578,286
CommVault Systems, Inc. *	750	15,893
Eclipsys Corp. *	775	12,927
Informatica Corp. *,(12)	1,250	29,612
MedAssets, Inc. *	975	19,734
Oracle Corp.	5,300	122,218
Parametric Technology Corp. *	975	16,146
Progress Software Corp. *	625	17,581
RightNow Technologies, Inc. *,(12)	1,125	17,989
Salesforce.Com, Inc. *	15,600	991,380

Total Software		10,195,333

TELECOMMUNICATIONS—2.6%
ADTRAN, Inc.	49,525	1,049,930
Aruba Networks, Inc. *	2,200	22,858
Atheros Communications, Inc. *	925	29,665

Cisco Systems, Inc. *	12,300	276,381
Digitalglobe, Inc. *	1,200	28,236
Harris Corp.	16,561	710,798
MasTec, Inc. *	1,900	23,351
Plantronics, Inc.	575	15,191
Polycom, Inc. *,(12)	425	9,533
RF Micro Devices, Inc. *	497,500	1,915,375
SBA Communications Corp. *	850	28,127

Total Telecommunications		4,109,445

TOBACCO—0.1%
Philip Morris International, Inc.	4,000	182,040

TRANSPORTATION—2.6%
Atlas Air Worldwide Holdings, Inc. *	575	21,085
CH Robinson Worldwide, Inc.	39,442	2,233,600
Expeditors International of Washington, Inc.	58,338	1,989,326

Total Transportation		4,244,011

Total Common Stocks (Cost $136,020,675)		160,559,131

WARRANT—0.0% **
BANKS—0.0% **
Washington Mutual, Inc. *,(11)	9,300	837

Total Warrant (Cost $0)		837

	Par Value
MONEY MARKET FUNDS—0.7%
Dreyfus Cash Management Fund, Institutional Shares, 0.10% (8)	18,395	18,395
MTB Money Market Fund, Institutional I Shares, 0.03% (8,9)	471,268	471,268
MTB Prime Money Market Fund, Corporate Shares, 0.04% (8,9)	566,201	566,201

Total Money Market Funds (Cost $1,055,864)		1,055,864

Total Investments in Securities—100.2% (Cost $137,076,539)		161,615,832
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN—4.1% (13)
REPURCHASE AGREEMENTS—4.1%
Interest in $4,411,000 repurchase agreement 0.11%, dated 1/29/10 under which Bank of America LLC, will repurchase U.S. Government securities with various maturities from 4/30/10 to 10/15/15 for $4,411,040 on 2/01/10. The market value of the underlying securities at the end of the period was $4,499,234.		4,411,000
Interest in $2,128,000 repurchase agreement 0.12%, dated 1/29/10 under which Morgan Stanley & Company, Inc., will repurchase U.S. Government securities with various maturities from 6/01/10 to 2/01/49 for $2,128,021 on 2/01/10. The market value of the underlying securities at the end of the period was $2,170,596.		2,128,000

Total Cash Collateral Invested For Securities On Loan (Cost $6,539,000)		6,539,000

Total Investments—104.3% (Cost $143,615,539)		168,154,832
Other Liabilities Less Assets—(4.3%)		(6,782,556)

Total Net Assets—100.0%		$161,372,276

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $24,539,293. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $30,494,623 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,955,330.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$160,559,131	$—	$—	$160,559,131
Warrant	837	—	—	837
Money Market Funds	1,055,864	—	—	1,055,864
Cash Collateral Invested for Securities on Loan	—	6,539,000	—	6,539,000

Total	$161,615,832	$6,539,000	$—	$168,154,832

MTB SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS—99.6%
AEROSPACE & DEFENSE—1.1%
Spirit Aerosystems Holdings, Inc. *	38,000	$815,100
Triumph Group, Inc.	15,000	763,950

Total Aerospace & Defense		1,579,050

AIRLINES—0.5%
UAL Corp. *,(12)	60,000	733,800

APPAREL—1.8%
G-III Apparel Group Ltd. *	35,000	609,350
Iconix Brand Group, Inc. *	55,000	694,100
Warnaco Group, Inc. *	35,500	1,374,560

Total Apparel		2,678,010

AUTO PARTS & EQUIPMENT—1.4%
Fuel Systems Solutions, Inc. *,(12)	35,000	1,247,400
Westport Innovations, Inc. *	58,000	719,200

Total Auto Parts & Equipment		1,966,600

BANKS—2.2%
Boston Private Financial Holdings, Inc.	113,500	813,795
First Midwest Bancorp, Inc.	76,000	1,000,920
Renasant Corp.	59,900	859,565
Washington Federal, Inc.	27,000	503,550

Total Banks		3,177,830

BEVERAGES—0.8%
Green Mountain Coffee Roasters, Inc. *,(12)	14,000	1,187,480

BIOTECHNOLOGY—4.3%
Alexion Pharmaceuticals, Inc. *	27,500	1,275,175
Dendreon Corp. *	42,000	1,163,400
Human Genome Sciences, Inc. *	120,000	3,176,400
RTI Biologics, Inc. *	189,000	597,240

Total Biotechnology		6,212,215

CHEMICALS—2.2%
Agrium, Inc.	13,000	732,550
Intrepid Potash, Inc. *,(12)	26,500	648,985
Rockwood Holdings, Inc. *	42,500	931,175
Solutia, Inc. *	67,000	921,250

Total Chemicals		3,233,960

COAL—1.4%
Alpha Natural Resources, Inc. *,(12)	49,000	1,989,890

COMMERCIAL SERVICES—3.9%
American Public Education, Inc. *	25,000	953,500
HMS Holdings Corp. *	28,000	1,262,520
Parexel International Corp. *	42,000	812,280
SuccessFactors, Inc. *,(12)	67,500	1,100,250
Wright Express Corp. *	54,500	1,600,120

Total Commercial Services		5,728,670

COMPUTERS—2.9%
Compellent Technologies, Inc. *	27,000	536,760
Fortinet, Inc. *,(12)	58,000	999,340
Palm, Inc. *,(12)	50,000	519,500

Riverbed Technology, Inc. *	53,500	1,199,470
SRA International, Inc. *	59,000	1,015,980

Total Computers		4,271,050

DISTRIBUTION/WHOLESALE—0.7%
Fossil, Inc. *	29,500	963,175

DIVERSIFIED FINANCIAL SERVICES—3.1%
Affiliated Managers Group, Inc. * (12)	23,000	1,393,110
Evercore Partners, Inc.	52,500	1,568,175
Och-Ziff Capital Management Group LLC	109,000	1,474,770

Total Diversified Financial Services		4,436,055

ELECTRIC—1.1%
EnerNOC, Inc. *,(12)	45,000	1,401,300
US Geothermal, Inc. *,(12)	135,100	166,173

Total Electric		1,567,473

ELECTRICAL COMPONENTS & EQUIPMENT—0.9%
American Superconductor Corp. * (12)	34,500	1,311,690

ELECTRONICS—3.0%
Itron, Inc. *,(12)	14,500	892,330
Plexus Corp. *	30,000	1,020,300
UQM Technologies, Inc. *	240,200	1,145,754
Woodward Governor Co.	50,000	1,271,500

Total Electronics		4,329,884

ENERGY-ALTERNATE SOURCES—0.8%
Clean Energy Fuels Corp. *	60,000	1,004,400
Nevada Geothermal Power, Inc. *	150,000	129,000

Total Energy-alternate Sources		1,133,400

ENGINEERING & CONSTRUCTION—5.7%
Foster Wheeler AG *	92,000	2,574,160
McDermott International, Inc. *	117,500	2,775,350
MYR Group, Inc. *	100,000	1,586,000
Orion Marine Group, Inc. *	72,000	1,362,960

Total Engineering & Construction		8,298,470

ENTERTAINMENT—0.7%
Shuffle Master, Inc. *	108,500	964,565

ENVIRONMENTAL CONTROL—0.2%
Metalico, Inc. *	65,000	320,450

FOOD—0.7%
TreeHouse Foods, Inc. *	27,500	1,065,350

HAND/MACHINE TOOLS—0.9%
Kennametal, Inc. (12)	56,000	1,370,880

HEALTHCARE PROVIDERS & SERVICES—6.4%
Amedisys, Inc. *,(12)	28,500	1,566,075
Covance, Inc. *	14,000	813,540
Genoptix, Inc. *,(12)	50,000	1,628,000
Health Net, Inc. *	32,000	776,320
Healthsouth Corp. *	94,000	1,692,940
Humana, Inc. *	17,000	826,540
LHC Group, Inc. *	24,000	738,960
Tenet Healthcare Corp. *	220,000	1,218,800

Total Healthcare Providers & Services		9,261,175

HEALTHCARE-PRODUCTS—6.7%
Insulet Corp. *,(12)	108,000	1,472,040

Inverness Medical Innovations, Inc. *	35,500	1,433,135
MAKO Surgical Corp. *,(12)	78,200	897,736
ResMed, Inc. *	15,000	767,100
Sirona Dental Systems, Inc. *	42,000	1,351,140
SonoSite, Inc. *	42,000	1,143,660
Thoratec Corp. *	53,500	1,516,725
TranS1, Inc. *	12,800	41,472
Volcano Corp. *	53,500	1,059,835

Total Healthcare-products		9,682,843

HOME BUILDERS—0.7%
Lennar Corp.	70,000	1,075,200

HOUSEHOLD PRODUCTS—1.1%
Tupperware Brands Corp.	39,000	1,655,940

INSURANCE—0.5%
HCC Insurance Holdings, Inc.	28,000	758,800

INTERNET—7.1%
Art Technology Group, Inc. *,(12)	309,000	1,384,320
Asiainfo Holdings, Inc. *	60,800	1,453,120
Blue Coat Systems, Inc. *	35,500	875,075
Cybersource Corp. *	68,000	1,229,440
Expedia, Inc. *	21,000	449,610
GSI Commerce, Inc. *	56,000	1,274,560
NetFlix, Inc. *,(12)	10,000	622,500
Rackspace Hosting, Inc. *	47,000	856,340
Sourcefire, Inc. *	100,000	2,085,000

Total Internet		10,229,965

IRON/STEEL—0.5%
Cliffs Natural Resources, Inc.	19,000	759,050

LEISURE TIME—0.8%
Life Time Fitness, Inc. *,(12)	33,000	790,350
WMS Industries, Inc. *	8,500	315,180

Total Leisure Time		1,105,530

MACHINERY—2.2%
Bucyrus International, Inc.	15,500	811,890
Manitowoc Co., Inc.	130,000	1,417,000
Wabtec Corp.	25,900	992,747

Total Machinery		3,221,637

METAL FABRICATE/HARDWARE—0.9%
Haynes International, Inc.	21,700	635,593
Ladish Co., Inc. *,(12)	43,500	672,075

Total Metal Fabricate/Hardware		1,307,668

METALS & MINING —0.6%
Avalon Rare Metals, Inc. *	165,500	365,284
Eldorado Gold Corp. *	9,500	112,480
Quadra Mining Ltd. *	10,000	133,832
Silver Wheaton Corp. *	18,000	247,680

Total Metals & Mining		859,276

OIL & GAS—0.6%
Resolute Energy Corp. *	84,000	911,400

OIL & GAS SERVICES—2.4%
Gulf Island Fabrication, Inc. (12)	31,000	541,260
ION Geophysical Corp. *,(12)	108,000	513,000
North American Energy Partners, Inc. *	85,000	553,350
Superior Well Services, Inc. *	38,500	609,455
Trican Well Service Ltd. *	38,000	491,148

Willbros Group, Inc. *	46,000	703,340

Total Oil & Gas Services		3,411,553

PHARMACEUTICALS—6.3%
Auxilium Pharmaceuticals, Inc. *	41,000	1,154,560
BioScrip, Inc. *	109,000	792,430
Catalyst Health Solutions, Inc. *	28,500	1,120,905
MAP Pharmaceuticals, Inc. *,(12)	81,000	1,215,810
Medivation, Inc. *	22,500	749,025
Orexigen Therapeutics, Inc. *	104,600	665,256
Savient Pharmaceuticals, Inc. *	104,000	1,334,320
SXC Health Solutions Corp. *	27,500	1,295,800
United Therapeutics Corp. *	14,000	833,980

Total Pharmaceuticals		9,162,086

PIPELINES—0.4%
Markwest Energy Partners LP	19,000	550,430

RETAIL—3.9%
DineEquity, Inc. *	43,000	977,820
hhgregg, Inc. *	43,000	915,900
J Crew Group, Inc. *	35,500	1,391,955
Lululemon Athletica, Inc. *,(12)	44,500	1,256,680
Phillips-Van Heusen Corp.	29,000	1,139,410

Total Retail		5,681,765

SEMICONDUCTORS—3.8%
Advanced Micro Devices, Inc. *	186,500	1,391,290
Applied Micro Circuits Corp. *,(12)	84,000	615,720
Emulex Corp. *	55,000	618,200
Entegris, Inc. *,(12)	121,000	440,440
Skyworks Solutions, Inc. *	131,000	1,662,390
Veeco Instruments, Inc. *	24,000	763,680

Total Semiconductors		5,491,720

SOFTWARE—7.8%
ArcSight, Inc. *	61,000	1,448,750
athenahealth, Inc. *	19,500	767,130
CommVault Systems, Inc. *	38,500	815,815
Eclipsys Corp. *	40,500	675,540
Informatica Corp. *	64,000	1,516,160
MedAssets, Inc. *	67,000	1,356,080
Opnet Technologies, Inc.	37,000	434,750
Parametric Technology Corp. *	68,000	1,126,080
Progress Software Corp. *	33,000	928,290
RightNow Technologies, Inc. *,(12)	58,000	927,420
Solera Holdings, Inc.	41,500	1,374,065

Total Software		11,370,080

TELECOMMUNICATIONS—6.6%
ADTRAN, Inc.	31,800	674,160
Aruba Networks, Inc. *	114,000	1,184,460
Atheros Communications, Inc. *	31,000	994,170
Digitalglobe, Inc. *	62,700	1,475,331
MasTec, Inc. *	75,000	921,750
Plantronics, Inc.	30,500	805,810
RF Micro Devices, Inc. *	324,500	1,249,325
SAVVIS, Inc. *,(12)	50,000	787,000
SBA Communications Corp. *	44,000	1,455,960

Total Telecommunications		9,547,966

Total Common Stocks (Cost $133,515,684)		144,564,031

	Par Value
MONEY MARKET FUNDS—1.6%
Dreyfus Cash Management Fund, Institutional Shares, 0.10% (8)	$30,726	30,726
MTB Prime Money Market Fund, Corporate Shares, 0.04% (8,9)	2,260,930	2,260,930

Total Money Market Funds (Cost $2,291,656)		2,291,656

Total Investments in Securities—101.2% (Cost $135,807,340)		146,855,687

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN—7.7% (13)
REPURCHASE AGREEMENTS—7.7%
Interest in $5,617,000 repurchase agreement 0.11%, dated 1/29/10 under which Bank of America LLC, will repurchase U.S. Government securities with various maturities from 4/30/10 to 10/15/15 for $5,617,051 on 2/01/10. The market value of the underlying securities at the end of the period was $5,729,358.		5,617,000
Interest in $5,484,000 repurchase agreement 0.12%, dated 1/29/10 under which Morgan Stanley & Company, Inc., will repurchase U.S. Government securities with various maturities from 6/01/10 to 2/01/49 for $5,484,055 on 2/01/10. The market value of the underlying securities at the end of the period was $5,593,773.		5,484,000

Total Cash Collateral Invested For Securities On Loan (Cost $11,101,000)		11,101,000

Total Investments—108.9% (Cost $146,908,340)		157,956,687
Other Liabilities Less Assets—(8.9%)		(12,898,973)

Total Net Assets—100.0%		$145,057,714

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $11,048,347. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $15,448,320 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,399,973.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3[1]	Total
Investments
Common Stocks	$144,564,031	$—	$—	$144,564,031
Money Market Funds	2,291,656	—	—	2,291,656
Cash Collateral Invested for Securities on Loan	—	11,101,000	—	11,101,000

Total	$146,855,687	$11,101,000	$—	$157,956,687

[1]	At April 30, 2009, the Fund held warrants that were fair valued at $0 and classified as Level 3 securities. These warrants have since expired and have therefore been removed from Level 3 securities.

MTB INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS—96.2%
AUSTRALIA—3.0%
Amcor Ltd.	52,400	$272,406
BHP Billiton Ltd.	26,827	929,787
Bradken Ltd.	21,200	112,897
CSL Ltd.	27,771	768,239
Goodman Fielder Ltd.	209,900	288,905
Macquarie Group Ltd.	4,300	189,456
Rio Tinto Ltd.	38,617	2,305,442
Sigma Pharmaceuticals Ltd.	514,667	423,480
Suncorp-Metway Ltd.	57,500	450,458

Total Australia		5,741,070

AUSTRIA—0.1%
Voestalpine AG	4,700	163,247

BELGIUM—1.3%
Anheuser-Busch InBev NV	37,705	1,882,816
Delhaize Group SA	3,400	266,325
Fortis (Strip VVPR) *,(10)	15,244	21
KBC Groep NV *	3,564	154,542
Solvay SA	2,800	276,837

Total Belgium		2,580,541

BRAZIL—3.5%
Brasil Telecom SA *	3,870	41,615
Brasil Telecom SA ADR *	7,400	154,734
BRF—Brasil Foods SA ADR *	23,900	1,149,351
Centrais Eletricas Brasileiras SA ADR *	9,400	200,032
Cia de Saneamento Basico do Estado de Sao Paulo *	3,100	51,557
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	3,600	122,580
EDP—Energias do Brasil SA	19,900	373,191
Itau Unibanco Banco Multiplo SA ADR	41,743	799,796
Petroleo Brasileiro SA ADR	42,788	1,735,909
Redecard SA	81,700	1,142,066
Vale SA SP ADR	36,865	950,749

Total Brazil		6,721,580

CANADA—3.5%
Alimentation Couche Tard, Inc.	22,200	418,151
Atco Ltd.	4,300	180,807
BCE, Inc.	12,810	329,101
Biovail Corp.	26,700	389,544
Cameco Corp.	38,900	1,053,023
Canadian Imperial Bank of Commerce	4,700	280,879
Empire Co., Ltd.	2,800	125,381
Fairfax Financial Holdings Ltd.	1,000	339,313
Laurentian Bank of Canada	11,300	401,907
Manulife Financial Corp.	47,011	862,182
National Bank of Canada	11,500	607,776
RONA, Inc. *	23,600	344,537
Shoppers Drug Mart Corp.	14,766	587,602
Suncor Energy, Inc.	22,518	712,695

Total Canada		6,632,898

CHILE—0.3%
Sociedad Quimica y Minera de Chile SA ADR	14,682	534,131

CHINA—4.7%
Agile Property Holdings Ltd.	566,000	706,575
Bank of China Ltd.	1,367,000	654,149
China Communications Construction Co., Ltd.(12)	599,000	555,046
China Merchants Bank Co., Ltd.(12)	256,000	589,871
China National Building Material Co., Ltd.	496,000	818,433
China Petroleum & Chemical Corp.	674,000	526,230
Chongqing Iron & Steel Co., Ltd.	910,000	283,986
Industrial & Commercial Bank of China	2,592,000	1,884,199
New Oriental Education & Technology Group ADR *,(12)	7,768	528,224
PetroChina Co., Ltd.	698,000	780,357
PetroChina Co., Ltd. ADR (12)	500	55,745
Tencent Holdings Ltd.	55,600	1,031,517
Yanzhou Coal Mining Co., Ltd.	116,000	226,178
Zhejiang Expressway Co., Ltd.	284,000	246,223

Total China		8,886,733

COLOMBIA—0.1%
BanColombia SA ADR	4,500	193,950

CZECH REPUBLIC—0.1%
Unipetrol *	24,300	181,639

DENMARK—1.0%
Danske Bank A/S *	10,500	251,604
H Lundbeck A/S	18,200	339,605
Novo-Nordisk A/S	9,251	626,142
Vestas Wind Systems A/S *	11,414	603,497

Total Denmark		1,820,848

FINLAND—0.1%
Rautaruukki OYJ	5,600	114,207

FRANCE—6.8%
AXA SA	50,511	1,044,908
BNP Paribas	34,053	2,425,107
Casino Guichard Perrachon SA	3,700	304,722
Compagnie de St-Gobain	13,300	639,022
Credit Agricole SA	13,000	202,890
EDF SA	18,767	1,011,432
Iliad SA	8,720	965,022
Rallye SA	4,600	161,292
Sanofi-Aventis SA	13,600	1,003,343
SCOR SE	11,600	268,404
Societe Generale	1,500	87,148
Suez Environnement Co.	67,587	1,535,518
Thales SA	7,200	325,567
Total SA	31,649	1,838,283
Total SA ADR	8,818	507,828
Vivendi SA	25,200	652,380

Total France		12,972,866

GERMANY—5.6%
Adidas AG	15,478	787,991
Allianz SE	4,700	520,289
BASF SE	4,900	277,834
Bayer AG	22,491	1,532,171
Deutsche Bank AG	4,900	298,317
Deutsche Boerse AG	25,548	1,683,869
Deutsche Telekom AG	95,600	1,237,604
E.ON AG	17,600	646,214

Muenchener Rueckversicherungs AG	11,711	1,756,828
RWE AG	4,300	381,081
SAP AG ADR (12)	12,456	564,506
Thyssenkrupp AG	7,200	227,508
Wacker Chemie AG	5,510	721,049

Total Germany		10,635,261

GREECE—0.1%
Hellenic Petroleum SA	17,400	213,020
Mytilineos Holdings SA	8,571	51,746

Total Greece		264,766

HONG KONG—3.4%
BOC Hong Kong Holdings Ltd.	729,000	1,519,047
Esprit Holdings Ltd.	124,193	870,828
Hang Lung Properties Ltd.	156,000	527,399
Kingboard Chemical Holdings Ltd.	121,000	514,701
LI & Fung Ltd.	216,000	981,367
Sun Hung Kai Properties Ltd.	110,000	1,408,898
VTech Holdings Ltd.	56,000	552,343

Total Hong Kong		6,374,583

HUNGARY—0.2%
Egis Gyogyszergyar Nyrt	3,600	332,264

INDIA—1.6%
HDFC Bank Ltd. ADR	6,898	816,033
Infosys Technologies Ltd. ADR	12,859	667,511
Niko Resources Ltd.	14,950	1,380,559
Patni Computer Systems Ltd. ADR	5,500	105,435

Total India		2,969,538

IRELAND—0.3%
DCC PLC	13,500	364,877
Irish Life & Permanent Group Holdings PLC *	38,000	162,562

Total Ireland		527,439

ISRAEL—1.0%
Israel Chemicals Ltd.	101,699	1,314,128
Teva Pharmaceutical Industries Ltd. ADR	11,349	643,715

Total Israel		1,957,843

ITALY—0.9%
Banco Popolare SC *	12,600	79,487
Enel SpA	53,600	289,488
ENI SpA	27,100	631,205
Finmeccanica SpA	7,700	106,518
Milano Assicurazioni SpA	19,800	53,982
Saipem SpA	18,139	585,996

Total Italy		1,746,676

JAPAN—14.5%
Astellas Pharma, Inc.	10,800	398,119
Brother Industries Ltd.	27,900	303,065
Central Glass Co., Ltd.	17,000	69,777
Circle K Sunkus Co., Ltd.	11,300	146,343
Cosmo Oil Co., Ltd.	51,000	110,735
East Japan Railway Co.	19,300	1,295,673
Eizo Nanao Corp.	12,300	306,042
Fanuc Ltd.	8,400	801,376
Fast Retailing Co., Ltd.	4,400	731,220
Fujitsu Ltd.	208,000	1,270,958
Hitachi Capital Corp.	10,200	137,563
Hitachi Metals Ltd.	127,000	1,229,732

Honda Motor Co., Ltd.	400	13,572
ITOCHU Corp.	35,000	272,547
ITOCHU Techno-Solutions Corp.	3,500	106,045
Jupiter Telecommunications Co., Ltd.	751	752,784
KDDI Corp.	60	316,416
Konami Corp.	2,500	41,134
Konica Minolta Holdings, Inc.	20,500	208,647
Kose Corp.	3,400	68,555
Kurita Water Industries Ltd.	42,400	1,311,569
Kyowa Exeo Corp.	2,000	17,653
Marubeni Corp.	65,000	376,853
Ministop Co., Ltd.	9,600	113,244
Miraca Holdings, Inc.	400	11,973
Mitsubishi Corp.	10,500	252,433
Mitsui & Co., Ltd.	86,400	1,262,757
Mitsui Mining & Smelting Co., Ltd. *	19,100	50,191
Mizuho Financial Group, Inc.	199,200	383,752
NGK Insulators Ltd.	35,000	759,286
Nidec Corp.	16,200	1,588,042
Nifco, Inc.	11,600	252,087
Nihon Kohden Corp.	400	6,361
Nippon Oil Corp.	54,500	254,068
Nippon Telegraph & Telephone Corp.	10,000	422,390
NOF Corp.	80,000	325,290
Nomura Holdings, Inc.	191,200	1,430,914
NTT DoCoMo, Inc.	1,258	1,880,307
Ricoh Co., Ltd.	9,000	128,209
Sankyu, Inc.	8,000	38,178
Secom Co., Ltd.	27,800	1,244,955
Shin-Etsu Chemical Co., Ltd.	34,400	1,791,676
Shinmaywa Industries Ltd.	24,000	74,729
Showa Shell Sekiyu KK	24,200	190,191
Sony Financial Holdings, Inc.	196	539,823
Sumitomo Corp.	37,400	420,119
Sumitomo Mitsui Financial Group, Inc.	10,000	323,130
Sumitomo Trust & Banking Co., Ltd.	25,000	139,254
Takeda Pharmaceutical Co., Ltd.	13,100	575,895
Toyo Tire & Rubber Co., Ltd. *	69,000	117,047
Toyota Motor Corp.	15,400	590,580
Unicharm Corp.	14,800	1,403,978
Yamada Denki Co., Ltd.	10,130	648,237
Yokohama Rubber Co., Ltd.	19,100	72,307

Total Japan		27,577,781

LUXEMBOURG—0.4%
Millicom International Cellular SA	11,629	829,380

MEXICO—0.4%
Telefonos de Mexico SAB de CV	142,000	115,077
Wal-Mart de Mexico SAB de CV ADR (12)	16,713	737,043

Total Mexico		852,120

NETHERLANDS—3.9%
Aegon NV *	36,800	221,773
Heineken NV	23,500	1,154,995
ING Groep NV *	20,500	192,685
Koninklijke DSM NV	11,800	546,849
Koninklijke KPN NV	82,753	1,372,359
Koninklijke Vopak NV *	17,100	1,277,768
Royal Dutch Shell PLC	45,900	1,225,646
Unilever NV	45,200	1,387,535

Total Netherlands		7,379,610

NEW ZEALAND—0.0% **
Fisher & Paykel Appliances Holdings Ltd. *	17,700	7,390

NORWAY—1.0%
Norsk Hydro ASA *	11,900	85,713
Statoil ASA	12,070	270,122
Yara International ASA	35,359	1,467,816

Total Norway		1,823,651

PAPUA NEW GUINEA—0.6%
Oil Search Ltd.	253,915	1,177,005

POLAND—0.1%
Telekomunikacja Polska SA	49,900	272,795

PORTUGAL—0.3%
Banco Espirito Santo SA	16,030	93,277
Portugal Telecom SGPS SA	41,200	426,650

Total Portugal		519,927

RUSSIA—1.8%
Gazprom OAO ADR	26,939	657,111
Magnitogorsk Iron & Steel Works GDR *	50,600	637,954
MMC Norilsk Nickel ADR *	32,100	484,018
Mobile Telesystems OJSC ADR	10,000	477,800
Rosneft Oil Co. GDR *	153,800	1,198,102

Total Russia		3,454,985

SINGAPORE—1.0%
DBS Group Holdings, Ltd.	145,000	1,461,735
MobileOne Ltd.	126,900	186,391
Singapore Airlines Ltd.	70	681
Venture Corp., Ltd.	55,000	329,949

Total Singapore		1,978,756

SOUTH AFRICA—0.6%
Astral Foods Ltd.	16,800	219,542
MTN Group Ltd.	34,582	492,747
Nedbank Group Ltd.	21,637	343,139
Telkom SA Ltd.	12,300	53,123

Total South Africa		1,108,551

SOUTH KOREA—1.4%
Busan Bank *	32,200	315,536
Daegu Bank	24,300	310,187
Daishin Securities Co., Ltd.	12,200	159,869
Halla Climate Control Corp. *	31,600	323,335
Hyundai Mipo Dockyard	2,200	205,755
KT Corp. *	3,100	132,794
LG Hausys Ltd.	512	46,651
Samsung Electronics Co., Ltd. GDR (6,7)	2,608	879,997
SK Telecom Co., Ltd.	1,400	219,634

Total South Korea		2,593,758

SPAIN—3.6%
Banco Bilbao Vizcaya Argentaria SA	9,348	142,021
Banco Santander SA	205,135	2,890,243
Gamesa Corp. Tecnologica SA	34,371	496,362
Repsol YPF SA	23,700	557,712
Telefonica SA	116,079	2,788,219

Total Spain		6,874,557

SWEDEN—0.8%
Atlas Copco AB	41,897	566,904
Boliden AB	14,800	197,403

Saab AB	29,800	479,233
Telefonaktiebolaget LM Ericsson	27,300	264,808

Total Sweden		1,508,348

SWITZERLAND—7.3%
ABB Ltd. *	29,924	541,211
Actelion Ltd. *	20,979	1,111,536
Baloise-Holding AG	3,500	291,151
Clariant AG *	27,900	306,209
Credit Suisse Group AG	18,482	801,111
Helvetia Holding AG	800	248,758
Julius Baer Group Ltd.	34,209	1,123,826
Logitech International SA *,(12)	34,714	581,112
Lonza Group AG	12,246	863,936
Nestle SA	13,546	640,991
Novartis AG	21,914	1,173,718
Roche Holding AG	5,595	939,659
Swiss Reinsurance Co., Ltd.	7,500	327,003
Swisscom AG	1,800	654,728
Syngenta AG	5,517	1,410,234
UBS AG *	76,400	992,488
Zurich Financial Services AG	8,649	1,832,710

Total Switzerland		13,840,381

TAIWAN—0.7%
AU Optronics Corp. ADR	34,299	375,231
Compal Electronics, Inc.	377,749	525,548
Macronix International	623,804	347,449

Total Taiwan		1,248,228

THAILAND—0.2%
Krung Thai Bank PCL	1,649,900	472,201

TURKEY—0.1%
Tupras Turkiye Petrol Rafine	10,800	222,018
Turk Sise ve CAM Fabrikalari A/S *	1	1

Total Turkey		222,019

UNITED KINGDOM—19.9%
Admiral Group PLC	71,680	1,289,283
ARM Holdings PLC	305,054	931,831
AstraZeneca PLC	18,700	869,401
Autonomy Corp., PLC *	111,623	2,775,100
Aviva PLC	45,500	281,111
Barclays PLC	74,000	316,910
BG Group PLC	109,697	2,008,877
BP PLC	144,500	1,352,346
Bradford & Bingley PLC *,(10)	28,100	0
Brit Insurance Holdings NV	54,500	161,929
British Sky Broadcasting Group PLC	69,298	586,557
BT Group PLC	806,124	1,769,161
Capita Group PLC	96,900	1,114,226
Centamin Egypt Ltd. *	841,000	1,419,061
Centrica PLC	65,400	280,754
Computacenter PLC	85,600	402,948
Dairy Crest Group PLC	13,900	74,616
Dana Petroleum PLC *	56,100	933,330
De La Rue PLC	76,655	1,184,170
Drax Group PLC	31,500	206,629
GlaxoSmithKline PLC	20,700	402,981
Greene King PLC	36,400	258,173
ICAP PLC	80,539	472,947
IMI PLC	43,600	378,059

Imperial Tobacco Group PLC	44,500	1,437,452
Kazakhmys PLC *	5,500	104,794
Logica PLC	249,300	466,531
Marston’s PLC	92,160	129,061
Old Mutual PLC *	45,300	74,630
Petropavlovsk PLC *	92,991	1,297,550
Premier Foods PLC *	67,000	34,453
Prudential PLC	260,220	2,371,521
Reckitt Benckiser Group PLC	26,098	1,356,522
Rolls-Royce Group PLC *	184,020	1,408,154
Shire PLC	83,660	1,657,774
Smith & Nephew PLC	62,969	633,496
Standard Chartered PLC	27,671	632,584
Tesco PLC	119,393	807,567
Tomkins PLC	67,000	200,542
TUI Travel PLC	341,390	1,414,472
Tullow Oil PLC	64,411	1,179,103
Vedanta Resources PLC	33,056	1,259,772
Vodafone Group PLC	129,100	277,344
Xstrata PLC *	94,377	1,543,341

Total United Kingdom		37,757,063

Total Common Stocks (Cost $164,592,281)		182,850,586

PREFERRED STOCKS—1.4%
BRAZIL—0.6%
Banco do Estado do Rio Grande do Sul	43,900	305,088
Brasil Telecom SA *	20,466	142,122
Centrais Eletricas Brasileiras SA, Series B *	16,900	311,104
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	23,200	441,846

Total Brazil		1,200,160

GERMANY—0.8%
Fresenius SE	22,800	1,553,663

Total Preferred Stocks (Cost $2,451,040)		2,753,823

	Par Value
MONEY MARKET FUND—1.8%
MTB Prime Money Market Fund, Corporate Shares, 0.04% (Cost $3,437,074) (8,9)	$3,437,074	3,437,074

Total Investments in Securities—99.4% (Cost $170,480,395)		189,041,483
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN—2.2% (13)
REPURCHASE AGREEMENT—2.2%
Interest in $4,261,000 repurchase agreement 0.12%, dated 1/29/10 under which BNP Paribas Securities Corp., will repurchase U.S. Government securities with various maturities from 12/01/17 to 1/01/48 for $4,261,043 on 2/01/10. The market value of the underlying securities at the end of the period was $4,346,220. (Cost $4,261,000)		4,261,000

Total Investments—101.6% (Cost $174,741,395)		193,302,483
Other Liabilities Less Assets—(1.6%)		(3,202,867)

Total Net Assets—100.0%		$190,099,616

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $18,561,088. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $32,274,318 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,713,230.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$182,850,565	$—	$21	$182,850,586
Preferred Stocks	2,753,823	—	—	2,753,823
Money Market Fund	3,437,074	—	—	3,437,074
Cash Collateral Invested for Securities on Loan	—	4,261,000	—	4,261,000

Total	$189,041,462	$4,261,000	$21	$193,302,483

As of January 31, 2010, Bradford & Bingley PLC (“Bradford”) and Fortis Strip VVPR (“Fortis”), both foreign equity securities, were priced at a fair value, as determined by the Board’s pricing committee pursuant to the Board’s valuation procedures. The inputs and valuation techniques used to measure fair value for Bradford were based on publicly available information including, shares of Bradford being suspended from trading and the subsequent nationalization of the bank by the British Government, and Fortis was valued based on an analysis of trading activity and market prices. There were no changes in the valuation techniques used since the April 30, 2009 annual report for Bradford and Fortis.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of April 30, 2009	$21
Realized gain (loss)	(262,347)
Change in unrealized appreciation (depreciation)	262,348
Net purchases (sales)	(1)
Transfers in and/or out of Level 3	—

Balance as of January 31, 2010	$21

(1)	Floating rate note with current rate and next reset date shown.

(2)	Zero coupon security. The rate shown reflects the effective yield at purchase date.

(3)	Current rate and next reset date shown for Variable Rate Demand Notes.

(4)	Discount rate at time of purchase.

(5)	At January 31, 2010, 3.6% of the total investments at market value were subject to the alternative minimum tax for MTB New York Municipal Bond Fund, 0.4% for MTB Maryland Municipal Bond Fund and 9.5% for MTB Virginia Municipal Bond Fund.

(6)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2010, these liquid restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
MTB Short-Term Corporate Bond Fund	$9,239,644	8.9%
MTB Pennsylvania Municipal Bond Fund	1,360,450	1.3%
MTB Intermediate-Term Bond Fund	11,074,281	8.5%
MTB Income Fund	20,509,435	9.8%
MTB Balanced Fund	207,426	1.2%
MTB International Equity Fund	879,997	0.5%

(7)	Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Value	Percentage of Total Net Assets
MTB Short-Term Corporate Bond Fund
BAE Systems Holdings, Inc.	03/28/2006	$977,719	$1,016,137
CAFCO LLC	01/28/2010	999,908	999,921
Consolidated Edison Co.	01/27/2010	999,967	999,989
Devon Energy Corp.	01/20/2010	999,930	999,985
Dolphin Energy Ltd.	07/23/2009	495,000	506,518
Korea Railroad Corp.	05/08/2008	498,185	531,536
Lloyds TSB Bank PLC	01/05/2010	999,960	995,235
MassMutual Global Funding II	06/25/2009	499,610	513,804
Metropolitan Life Global Funding I	09/10/2009	997,150	1,015,280
Metropolitan Life Global Funding I	01/06/2010	997,510	1,006,335
Xstrata Finance Canada Ltd.	07/27/2009	303,000	317,915
Xstrata Finance Canada Ltd.	01/29/2010	335,570	336,989
			9,239,644	8.9%
MTB Pennsylvania Municipal Bond Fund
Bucks County, PA, IDA, Revenue Bonds, (Series A), (School Lane Charter School)	04/05/2007	1,545,000	1,360,450	1.3%
MTB Intermediate-Term Bond Fund
American Tower Trust	04/30/2007	1,000,000	1,025,125
Anheuser-Busch InBev Worldwide, Inc.	05/11/2009	498,120	575,264
Anheuser-Busch InBev Worldwide, Inc.	10/13/2009	496,725	516,996
Cantor Fitzgerald LP	10/14/2009	496,540	516,229
COX Enterprises, Inc.	10/27/2006	1,058,135	1,037,132
Digital Realty Trust LP	01/21/2010	491,480	493,110
Dolphin Energy Ltd.	07/23/2009	742,500	759,777
Harley-Davidson Funding Corp.	11/19/2009	499,195	518,206
Holcim U.S. Finance Sarl & CIE SCS	09/24/2009	493,370	527,312
Hyatt Hotels Corp.	08/10/2009	499,320	538,841
Kansas Gas & Electric	06/09/2009	249,548	287,398
Korea Railroad Corp.	05/08/2008	498,185	531,536
Lloyds TSB Bank PLC	01/05/2010	498,835	495,370
Metropolitan Life Global Funding I	01/06/2010	498,755	503,167
Nissan Motor Acceptance Corp.	01/20/2010	497,915	501,154
Petroleos Mexicanos	01/28/2010	246,970	248,595
Qwest Communications International, Inc.	01/07/2010	123,050	122,500
Qwest Communications International, Inc.	01/08/2010	867,344	857,500
Rabobank Nederland NV	01/08/2010	499,840	505,365
Ralcorp Holdings, Inc.	08/11/2009	498,510	513,704
			11,074,281	8.5%
MTB Income Fund
American Tower Trust	04/30/2007	1,000,000	1,025,125
Anheuser-Busch InBev Worldwide, Inc.	05/11/2009	498,120	575,264
Anheuser-Busch InBev Worldwide, Inc.	10/13/2009	496,725	516,996
ASIF Global Financing XIX	01/08/2003	1,172,807	1,117,719
BAE Systems Holdings, Inc.	06/01/2009	498,255	548,618
Bank of New York Institutional Capital Trust A	11/25/1996	1,500,000	1,450,038
CAFCO LLC	12/31/2009	699,891	699,987
Cantor Fitzgerald LP	10/14/2009	496,540	516,229
COX Enterprises, Inc.	10/27/2006	1,056,883	1,037,132
Digital Realty Trust LP	01/21/2010	491,480	493,110
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	09/14/2009	496,295	527,139
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	10/06/2009	504,665	527,140
Dolphin Energy Ltd.	07/23/2009	742,500	759,777

FMR LLC	10/28/2009	997,720	955,278
Harley-Davidson Funding Corp.	11/19/2009	499,195	518,206
Holcim U.S. Finance Sarl & CIE SCS	09/24/2009	493,370	527,312
Hyatt Hotels Corp.	08/10/2009	499,320	538,841
Kansas Gas & Electric	06/08/2009	249,548	287,398
Korea Railroad Corp.	05/08/2008	498,185	531,536
LA Arena Funding LLC	04/23/1999	1,486,667	1,404,224
Lloyds TSB Bank PLC	01/05/2010	498,835	495,370
Metropolitan Life Global Funding I	01/06/2010	498,755	503,167
News America, Inc.	08/20/2009	499,010	553,137
Nissan Motor Acceptance Corp.	01/20/2010	497,915	501,154
Petroleos Mexicanos	01/28/2010	246,970	248,595
Petroleum Co of Trinidad & Tobago Ltd.	08/11/2009	148,826	169,875
Petroleum Co of Trinidad & Tobago Ltd.	08/14/2009	886,125	962,625
Qwest Communications International, Inc.	01/07/2010	123,050	122,500
Qwest Communications International, Inc.	01/08/2010	867,344	857,500
Rabobank Nederland NV	01/08/2010	499,840	505,365
Ralcorp Holdings, Inc.	08/11/2009	498,510	513,704
Xstrata Finance Canada Ltd.	11/14/2007	498,435	519,374
			20,509,435	9.8%
MTB Balanced Fund
COX Enterprises, Inc.	10/27/2006	211,664	207,426	1.2%
MTB International Equity Fund
Samsung Electronics Co., Ltd. GDR	10/28/2005	325,534	419,753
Samsung Electronics Co., Ltd. GDR	01/08/2008	27,074	33,067
Samsung Electronics Co., Ltd. GDR	01/15/2008	9,227	11,135
Samsung Electronics Co., Ltd. GDR	02/11/2008	307	338
Samsung Electronics Co., Ltd. GDR	02/26/2008	17,101	19,233
Samsung Electronics Co., Ltd. GDR	04/10/2008	37,834	38,129
Samsung Electronics Co., Ltd. GDR	04/11/2008	12,240	12,147
Samsung Electronics Co., Ltd. GDR	10/28/2008	13,862	30,368
Samsung Electronics Co., Ltd. GDR	11/04/2008	6,765	11,472
Samsung Electronics Co., Ltd. GDR	04/17/2009	40,650	60,399
Samsung Electronics Co., Ltd. GDR	05/01/2009	81,759	120,797
Samsung Electronics Co., Ltd. GDR	10/06/2009	117,490	123,159
			879,997	0.5%

(8)	7-Day net yield.

(9)	Affiliated company.

(10)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At January 31, 2010, the value of these securities amounted to:

Fund	Amount	Percentage of Total Net Assets
MTB U.S. Government Bond Fund	$42,117	0.1%
MTB International Equity Fund	21	0.0%

(11)	No strike price or expiration date available due to ongoing litigation.

(12)	Security, or portion thereof, is on loan. At January 31, 2010, securities on loan aggregated a value of:

MTB Fund	Amount
MTB Short-Term Corporate Bond Fund	$3,023,839
MTB Intermediate-Term Bond Fund	3,298,457
MTB Income Fund	6,004,092
MTB Balanced Fund	300,081
MTB Large Cap Growth Fund	2,336,606
MTB Mid Cap Growth Fund	6,361,964
MTB Small Cap Growth Fund	10,931,703
MTB International Equity Fund	4,071,661

(13)	See Note 2 in Notes to Portfolio of Investments.

*	Non-income producing security.

**	Represents less than 0.05%.

The following acronyms are used throughout this report:

ADR – American Depositary Receipt

AMBAC – American Bond Assurance Corporation

AMT – Alternative Minimum Tax

BANs – Bond Anticipation Notes

BKNT – Bank Note

CAPMAC – Capital Markets Assurance Corporation

CIFG – CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee

COL – Collateralized

EDA – Economic Development Agency

ETM – Escrowed to Maturity

FHA – Federal Housing Administration

FGIC – Financial Guarantee Insurance Company

FSA – Financial Security Assurance Inc.

GDR – Global Depositary Receipt

GO – General Obligation

GTD – Guaranteed

HDA – Housing Development Authority

HEFA – Health & Education Facility Authority

HFA – Housing Finance Authority

IBC – International Bancshares Corporation

IDA – Industrial Development Authority/Agency

IDFA – Industrial Development Finance Authority

INS – Insured

LLC – Limited Liability Corporation

LOC(s) – Letter(s) of Credit

LP – Limited Partnership

LT – Limited Tax

MBIA – Municipal Bond Investors Assurance

MTN – Medium Term Note

PCL – Public Company Limited

PRF – Prerefunded

RADIAN – Radian Group, Inc.

SA – Special Assessment

SONYMA – State of New York Mortgage Agency

STRIP – Separate trading of registered interest and principal of securities.

UT – Unlimited Tax

VRDNs – Variable Rate Demand Notes

XLCA – XL Capital Assurance Inc.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Funds’ audited Annual Report or Semi-Annual Report. These reports include additional information about the Funds’ security valuation policies and about certain security types invested in by the Funds.

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2010

NOTE 1- Other Affiliated Parties and Transactions - Affiliated holdings are mutual funds which are managed by MTB Investment Advisors, Inc. (the “Advisor”) or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the nine months ended January 31, 2010 are as follows:

Affiliated Fund Name	Balance of Shares Held 04/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 01/31/2010	Value at 01/31/2010	Dividend Income
MTB Managed Allocation Fund—Conservative Growth:
MTB Prime Money Market Fund	553,148	2,838,520	2,746,905	644,763	$644,763	$391
MTB Short Duration Government Bond Fund	37,174	6,670	4,416	39,428	392,698	10,088
MTB Short-Term Corporate Bond Fund	74,488	10,944	8,499	76,933	784,718	14,721
MTB U.S. Government Bond Fund	23,143	4,269	3,002	24,410	237,023	7,513
MTB Intermediate-Term Bond Fund	73,982	18,728	10,421	82,289	871,442	29,627
MTB Income Fund	153,148	37,455	21,418	169,185	1,664,782	51,549
MTB Large Cap Value Fund	76,493	4,340	22,547	58,286	520,490	3,822
MTB Large Cap Growth Fund	188,238	10,041	57,854	140,425	1,015,276	1,916
MTB Mid Cap Growth Fund	27,573	1,233	8,404	20,402	217,895	198
MTB Small Cap Growth Fund	23,252	2,611	8,261	17,602	217,032	—
MTB International Equity Fund	228,589	13,084	104,293	137,380	1,094,917	2,315

TOTAL	1,459,228	2,947,895	2,996,020	1,411,103	7,661,036	122,140

MTB Managed Allocation Fund—Moderate Growth:
MTB Prime Money Market Fund	1,159,199	9,618,072	9,553,188	1,224,083	1,224,083	807
MTB Short Duration Government Bond Fund	67,000	14,307	6,441	74,866	745,665	18,292
MTB Short-Term Corporate Bond Fund	234,897	42,493	21,739	255,651	2,607,639	46,827
MTB Intermediate-Term Bond Fund	266,647	84,952	31,999	319,600	3,384,565	109,184
MTB Income Fund	399,472	190,288	54,350	535,410	5,268,436	147,001
MTB Large Cap Value Fund	393,102	2,548	79,424	316,226	2,823,896	20,688
MTB Large Cap Growth Fund	1,573,006	2,215	337,161	1,238,060	8,951,172	16,941
MTB Mid Cap Growth Fund	206,012	140	44,726	161,426	1,724,035	1,573
MTB Small Cap Growth Fund	140,134	5,431	34,151	111,414	1,373,738	—
MTB International Equity Fund	1,430,530	2,113	519,625	913,018	7,276,754	15,607

TOTAL	5,869,999	9,962,559	10,682,804	5,149,754	35,379,983	376,920

MTB Managed Allocation Fund—Aggressive Growth:
MTB Prime Money Market Fund	158,705	4,230,964	4,229,525	160,144	160,144	93
MTB Income Fund	17,474	68,424	12,586	73,312	721,388	14,622
MTB Large Cap Value Fund	311,562	18,014	53,597	275,979	2,464,494	17,064
MTB Large Cap Growth Fund	1,121,750	25,437	155,915	991,272	7,166,899	13,449
MTB Mid Cap Growth Fund	93,238	4,542	15,868	81,912	874,820	792
MTB Small Cap Growth Fund	108,266	9,966	19,208	99,024	1,220,970	—
MTB International Equity Fund	801,228	28,062	213,344	615,946	4,909,085	10,351

TOTAL	2,612,223	4,385,409	4,700,043	2,297,589	17,517,800	56,371

Affiliated Fund Name	Balance of Shares Held 04/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 01/31/2010	Value at 01/31/2010	Dividend Income
MTB Balanced Fund:
MTB Prime Money Market Fund	295,684	3,623,618	3,306,917	612,385	$612,385	$314
MTB Money Market Fund	—	517,075	456,651	60,424	60,424	4

TOTAL	295,684	4,140,693	3,763,568	672,809	672,809	318

MTB Large Cap Value Fund:
MTB Prime Money Market Fund	8,716,724	31,919,870	37,508,530	3,128,064	3,128,064	3,658

MTB Large Cap Growth Fund:
MTB Prime Money Market Fund	123,747	35,456,095	35,579,842	—	—	976
MTB Money Market Fund	—	839,991	839,991	—	—	21

TOTAL	123,747	36,296,086	36,419,833	—	—	997

MTB Mid Cap Growth Fund:
MTB Prime Money Market Fund	4,948,103	27,418,229	31,800,131	566,201	566,201	935
MTB Money Market Fund	1,142,395	850,000	1,521,127	471,268	471,268	146

TOTAL	6,090,498	28,268,229	33,321,258	1,037,469	1,037,469	1,081

MTB Small Cap Growth Fund:
MTB Prime Money Market Fund	196,275	91,875,965	89,811,310	2,260,930	2,260,930	940
MTB Money Market Fund	—	4,843,197	4,843,197	—	—	232

TOTAL	196,275	96,719,162	94,654,507	2,260,930	2,260,930	1,172

MTB International Equity Fund:
MTB Prime Money Market Fund	2,985,592	32,908,524	32,457,042	3,437,074	3,437,074	880

NOTE 2 - Investment Valuation

Market values of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees” or “Board”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

•	for investments in other open-ended regulated investment companies, based on net asset value (“NAV”);

•

for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees; and

•	the Money Market Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing its NAV, the Funds value foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritive guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In January 2010, Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 will require new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010). Management is currently evaluating the effect that the adoption of ASU 2010-06 will have on the Funds’ financial statements.

Lending of Portfolio Securities

Effective September 2009, the Trust entered into an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

As of January 31, 2010, the Funds listed below had securities with the following values on loan:

	Value of Securities on Loan	Value of Collateral
MTB Short-Term Corporate Bond Fund	$3,023,839	$3,101,000
MTB Intermediate-Term Bond Fund	3,298,457	3,372,000
MTB Income Fund	6,004,092	6,135,000
MTB Balanced Fund	300,081	308,000
MTB Large Cap Growth Fund	2,336,606	2,399,000
MTB Mid Cap Growth Fund	6,361,964	6,539,000
MTB Small Cap Growth Fund	10,931,703	11,101,000
MTB International Equity Fund	4,071,661	4,261,000

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

NOTE 3 - Subsequent Events

At a meeting of the Trustees of the MTB Group of Funds (the “Trust”) held on January 13, 2010, the Board determined that each of MTB Managed Allocation Fund – Aggressive Growth, MTB Managed Allocation Fund – Moderate Growth and MTB Managed Allocation Fund – Conservative Growth, (the “Target Funds”) each a series of the Trust, should be merged into the MTB Balanced Fund, also a series of the Trust (the “Balanced Fund” or “Surviving Fund,” and collectively with the Target Funds, the “Funds”). On January 13, 2010, the Board also approved changes to the investment strategies of the Balanced Fund and changed its name to the MTB Strategic Allocation Fund, both to be effective on or after March 23, 2010. The Board determined that the proposed merger would be in the best interests of the Funds and their shareholders. The Board also approved Plans of Reorganization (“Plans”) for the mergers. The proposed Plans contemplate that the Surviving Fund will acquire all of the assets of each Target Fund in exchange for Class A and B shares in the Surviving Fund, which the Target Funds will distribute to their Class A and B shareholders, in exchange for their Target Fund shares.

Effective as of the close of business on February 12, 2010, each Target Fund will be closed to new investors, but may continue to accept purchases from existing shareholders (including through the reinvestment of dividends and capital gains) until the last business day before the merger, which is expected to be on or about June 11, 2010.

The proposed merger of the Target Funds into the Surviving Fund will require the approval of the shareholders of each Target Fund. A shareholder meeting is being called for that purpose and shareholders of each Target Fund will receive proxy solicitation materials providing them with information about the Surviving Fund. Shareholders of the Surviving Fund will NOT be solicited for approval of the proposed merger.

At the December 2009 Board meeting, the Board approved the creation of Class C shares within certain series of the Trust. Effective March 23, 2010, MTB Intermediate Term Bond Fund, MTB Short-Term Corporate Bond Fund, and MTB Short Duration Government Bond Fund will begin offering Class C shares to shareholders.

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. Management has determined that, except as set forth above, there are no material events that would require disclosure through this date.

Item 2.	Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2 (a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MTB Group of Funds

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	March 25, 2010

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	March 25, 2010

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	March 25, 2010